UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 3.9%
Halliburton Co.	36,100	$1,419,813
Schlumberger Ltd.	55,141	4,709,593

		6,129,406
Oil, Gas & Consumable Fuels — 92.2%
Anadarko Petroleum Corp.	92,800	7,656,000
BG Group PLC	109,825	1,469,648
BP PLC	501,600	3,183,949
Cabot Oil & Gas Corp.	123,100	3,644,991
Cairn Energy PLC (a)	482,000	1,332,229
Canadian Natural Resources Ltd.	70,300	2,173,503
Canadian Oil Sands Ltd.	77,304	693,327
Chevron Corp.	150,298	16,860,430
Cimarex Energy Co.	27,500	2,915,000
ConocoPhillips	151,200	10,441,872
Devon Energy Corp.	86,600	5,300,786
Enbridge, Inc.	109,900	5,651,081
Encana Corp.	264,600	3,682,718
EOG Resources, Inc.	55,640	5,122,775
Exxon Mobil Corp.	184,300	17,038,535
Imperial Oil Ltd.	51,100	2,201,373
Kosmos Energy Ltd. (a)	255,814	2,146,280
Marathon Oil Corp.	155,200	4,390,608
Murphy Oil Corp.	43,200	2,182,464
Noble Energy, Inc.	76,700	3,637,881

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Oil Search Ltd.	489,687	$3,140,162
Phillips 66	52,200	3,742,740
Pioneer Natural Resources Co.	21,900	3,259,815
Range Resources Corp.	56,300	3,009,235
Royal Dutch Shell PLC, A Shares — ADR	244,500	16,369,275
Southwestern Energy Co. (a)	130,500	3,561,345
Statoil ASA	142,512	2,509,185
Total SA	136,800	7,008,558

		144,325,765
Total Long-Term Investments (Cost — $149,517,917) — 96.1%		150,455,171

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	6,192,807	6,192,807
Total Short-Term Securities (Cost — $6,192,807) — 3.9%		6,192,807
Total Investments (Cost — $155,710,724*) — 100.0%		156,647,978
Liabilities in Excess of Other Assets — (0.0)%		(57,602)

Net Assets — 100.0%		$156,590,376

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$155,799,425

Gross unrealized appreciation	$14,228,706
Gross unrealized depreciation	(13,380,153)

Net unrealized appreciation	$848,553

(a)	Non-income producing security.

(b)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,666,592	2,526,215	6,192,807	$767

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts	ZAR	South African Rand
GDR	Global Depositary Receipts	USD	U.S. Dollar

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$6,129,406	—	—	$6,129,406
Oil, Gas & Consumable Fuels	125,682,034	$18,643,731	—	144,325,765
Short-Term Securities	6,192,807	—	—	6,192,807

Total	$138,004,247	$18,643,731	—	$156,647,978

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, foreign currency at value of $16,290 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 8.8%
BB Seguridade Participacoes SA	8,573	$103,720
CCR SA	3,831	22,209
Itau Unibanco Holding SA — ADR	13,291	172,916
Kroton Educacional SA	13,765	80,264
Marcopolo SA, Preference	47,272	59,219

		438,328
Cambodia — 1.3%
NagaCorp Ltd.	80,000	65,193
Chile — 1.6%
Banco de Chile — ADR	1,151	79,350
China — 15.9%
Beijing Capital International Airport Co. Ltd., H Shares	66,000	52,612
China Hongqiao Group Ltd.	155,000	103,958
China Merchants Holdings International Co. Ltd.	28,432	95,500
China Petroleum & Chemical Corp., H Shares	79,000	63,977
Hengan International Group Co. Ltd.	14,000	145,967
Industrial & Commercial Bank of China Ltd., H Shares	218,000	159,182
Jiangsu Expressway Co. Ltd., H Shares	56,000	66,674
Want Want China Holdings Ltd.	78,000	102,516

		790,386
Czech Republic — 0.9%
Komercni Banka AS	224	46,100
Greece — 0.6%
OPAP SA	2,589	27,745
Hong Kong — 1.7%
Sands China Ltd.	17,600	85,679
India — 1.9%
Infosys Ltd. — ADR	2,932	92,241
Indonesia — 3.2%
Bank Central Asia Tbk PT	63,301	67,146
Bank Mandiri Persero Tbk PT	61,366	53,366
Media Nusantara Citra Tbk PT	186,524	38,126

		158,638
Kazakhstan — 0.3%
KCell JSC — GDR	1,523	15,306
Malaysia — 1.3%
DiGi.Com Bhd	36,700	64,650
Mexico — 9.4%
Bolsa Mexicana de Valores SAB de CV	34,189	61,920
Fibra Uno Administracion SA de CV	24,793	73,066
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,203	114,397
Grupo Aeroportuario del Sureste SAB de CV — ADR	699	92,156
Kimberly-Clark de Mexico SAB de CV, Class A	25,627	55,740
Mexico Real Estate Management SA de CV	41,142	70,467

		467,746
Peru — 1.6%
Credicorp Ltd.	497	79,610

Common Stocks	Shares	Value
Philippines — 1.1%
Alliance Global Group, Inc.	113,000	$56,448
Poland — 4.1%
Powszechna Kasa Oszczednosci Bank Polski SA	5,197	52,167
Powszechny Zaklad Ubezpieczen SA	1,105	150,802

		202,969
Russia — 4.9%
Lukoil OAO — ADR	2,723	108,375
Magnit PJSC — GDR	1,133	51,438
MMC Norilsk Nickel OJSC — ADR	5,945	84,538

		244,351
South Africa — 8.5%
FirstRand Ltd.	26,670	115,940
Life Healthcare Group Holdings Ltd.	19,042	70,344
Mr. Price Group Ltd.	3,189	64,510
Sanlam Ltd.	17,936	107,926
Truworths International Ltd.	9,508	63,140

		421,860
South Korea — 4.2%
Grand Korea Leisure Co. Ltd.	2,092	60,802
SK Telecom Co. Ltd.	518	126,699
SK Telecom Co. Ltd. — ADR	847	22,878

		210,379
Taiwan — 15.0%
Cleanaway Co. Ltd.	5,000	23,059
Delta Electronics, Inc.	8,000	47,274
Far EasTone Telecommunications Co. Ltd.	43,000	99,061
MediaTek, Inc.	6,000	87,225
Quanta Computer, Inc.	21,000	52,314
Taiwan Cement Corp.	20,000	27,341
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	39,649
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	11,414	255,445
Tripod Technology Corp.	20,000	39,027
Yageo Corp.	45,902	73,644

		744,039
Thailand — 9.4%
Advanced Info Service PCL — NVDR	14,000	106,164
Bangkok Expressway PCL — NVDR	20,500	24,612
BEC World PCL — NVDR	66,800	103,383
Kasikornbank PCL — NVDR	15,700	108,585
PTT PCL — NVDR	4,500	44,083
Siam City Cement PCL — NVDR	2,000	26,368
The Siam Commercial Bank PCL — NVDR	9,400	51,772

		464,967
Turkey — 1.6%
BIM Birlesik Magazalar AS	2,056	43,967
Turk Traktor ve Ziraat Makineleri AS	1,019	33,485

		77,452

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Arab Emirates — 1.0%
Dragon Oil PLC	6,228	$52,175
Total Common Stocks — 98.3%		4,885,612

Participation Notes (a)
South Korea — 0.9%
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/15/23	1,820	43,051
Total Long-Term Investments (Cost — $4,942,221) — 99.2%		4,928,663

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	19,949	$19,949
Total Short-Term Securities (Cost — $19,949) — 0.4%		19,949
Total Investments (Cost — $4,962,170*) — 99.6%		4,948,612
Other Assets Less Liabilities — 0.4%		20,960

Net Assets — 100.0%		$4,969,572

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,988,030

Gross unrealized appreciation	$328,585
Gross unrealized depreciation	(368,003)

Net unrealized depreciation	$(39,418)

(a)	Non-income producing security.

(b)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	147,277	(127,328)	19,949	$26

(c)	Represents the current yield as of report date.

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,795	ZAR	43,126	Citibank N.A.	1/22/15	$81
USD	222,094	ZAR	2,522,761	Standard Chartered Bank	1/22/15	4,797
ZAR	577,248	USD	49,299	Deutsche Bank AG	1/22/15	421
ZAR	567,671	USD	51,568	State Street Bank and Trust Co.	1/22/15	(2,672)
Total						$2,627

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund
assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$438,328	—	—	$438,328
Cambodia	—	$65,193	—	65,193
Chile	79,350	—	—	79,350
China	—	790,386	—	790,386
Czech Republic	—	46,100	—	46,100
Greece	—	27,745	—	27,745
Hong Kong	—	85,679	—	85,679
India	92,241	—	—	92,241
Indonesia	—	158,638	—	158,638
Kazakhstan	15,306	—	—	15,306
Malaysia	—	64,650	—	64,650
Mexico	467,746	—	—	467,746
Peru	79,610	—	—	79,610
Philippines	—	56,448	—	56,448
Poland	—	202,969	—	202,969
Russia	244,351	—	—	244,351
South Africa	—	421,860	—	421,860
South Korea	22,878	187,501	—	210,379
Taiwan	255,445	488,594	—	744,039
Thailand	24,612	440,355	—	464,967
Turkey	—	77,452	—	77,452
United Arab Emirates	52,175	—	—	52,175
Participation Notes:
South Korea	—	43,051	—	43,051
Short-Term Securities	19,949	—	—	19,949

Total	$1,791,991	$3,156,621	—	$4,948,612

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$5,299	—	$5,299
Liabilities:
Forward foreign currency exchange contracts	—	(2,672)	—	(2,672)

Total	—	$2,627	—	$2,627

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,889	—	—	$2,889
Foreign currency at value	3,434	—	—	3,434

Total	$6,323	—	—	$6,323

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
United Arab Emirates	$56,895	—	—	$(56,895)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.

6	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.0%
Republic Resources, Inc. (Acquired 7/18/97 to 2/24/99, cost $779,869) (a)(b)	28,750	—
Energy Equipment & Services — 5.7%
Cameron International Corp. (b)	175,200	$8,751,240
Helmerich & Payne, Inc.	128,100	8,636,502
Poseidon Concepts Corp. (b)	35,081	11
Superior Energy Services, Inc.	319,457	6,437,059

		23,824,812
Oil, Gas & Consumable Fuels — 91.9%
AltaGas Ltd.	620,800	23,158,437
Cabot Oil & Gas Corp.	738,600	21,869,946
Cairn Energy PLC (b)	3,980,000	11,000,559
Canadian Oil Sands Ltd.	1,287,600	11,548,280
Carrizo Oil & Gas, Inc. (b)	338,300	14,073,280
Cimarex Energy Co.	198,810	21,073,860
CONSOL Energy, Inc.	429,000	14,504,490
Enbridge, Inc.	571,000	29,360,940
Encana Corp.	1,164,200	16,203,403
EOG Resources, Inc.	192,100	17,686,647
EQT Corp.	257,044	19,458,231
Genel Energy PLC (b)	354,100	3,842,455
Gulfport Energy Corp. (b)	213,535	8,912,951
Ithaca Energy, Inc. (b)	4,547,200	4,657,573
Kosmos Energy Ltd. (b)	2,018,888	16,938,470
Laredo Petroleum, Inc. (b)	659,700	6,827,895
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	240,828
Marathon Oil Corp.	572,000	16,181,880
Murphy Oil Corp.	406,100	20,516,172
Noble Energy, Inc.	211,400	10,026,702
Oil Search Ltd.	2,941,500	18,862,636
Painted Pony Petroleum Ltd. (b)	614,900	4,895,701
Pioneer Natural Resources Co.	64,237	9,561,677

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.	335,440	$17,929,268
Rosetta Resources, Inc. (b)	210,100	4,687,331
RSP Permian, Inc. (b)	364,342	9,159,558
SM Energy Co.	240,700	9,286,206
Southwestern Energy Co. (b)	720,000	19,648,800
TransGlobe Energy Corp.	790,700	3,280,405

		385,394,581
Total Common Stocks — 97.6%		409,219,393

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 10/15/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	235,700	2
Total Warrants — 0.0%		2
Total Long-Term Investments (Cost — $440,452,825) — 97.6%		409,219,395

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	12,697,212	12,697,212
Total Short-Term Securities (Cost — $12,697,212) — 3.0%		$12,697,212
Total Investments (Cost — $453,150,037*) — 100.6%		421,916,607
Liabilities in Excess of Other Assets — (0.6)%		(2,478,670)

Net Assets — 100.0%		$419,437,937

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$453,151,208

Gross unrealized appreciation	$41,852,001
Gross unrealized depreciation	(73,086,602)

Net unrealized depreciation	$(31,234,601)

(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $240,828 and an original cost of $2,060,869, which was 0.5% of its net assets.

(b)	Non-income producing security.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	9,547,958	3,149,254	12,697,212	$1,409	$1,503

(e)	Represents the current yield as of report date.

BLACKROCK FUNDS	DECEMBER 31, 2014	7

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$23,824,801	$11	—	$23,824,812
Oil, Gas & Consumable Fuels	351,448,103	33,705,650	$240,828	385,394,581
Warrants	2	—	—	2
Short-Term Securities	12,697,212	—	—	12,697,212

Total	$387,970,118	$33,705,661	$240,828	$421,916,607

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, foreign currency at value of $69,358 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

8	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.5%
Anheuser-Busch InBev NV	42,018	$4,728,776
Canada — 1.0%
MEG Energy Corp. (a)	80,300	1,351,235
Suncor Energy, Inc.	52,500	1,667,456

		3,018,691
China — 2.5%
Alibaba Group Holding Ltd. — ADR (a)	29,200	3,035,048
Baidu, Inc. — ADR (a)	13,300	3,032,001
Beijing Enterprises Water Group Ltd.	2,868,000	1,937,930

		8,004,979
France — 4.0%
AXA SA	89,000	2,050,836
Schneider Electric SE	38,912	2,833,939
Société Générale SA	55,600	2,326,876
Unibail-Rodamco SE	8,900	2,283,173
Vivendi SA	119,620	2,977,413

		12,472,237
Germany — 3.2%
Daimler AG, Registered Shares	39,700	3,297,254
Henkel AG & Co. KGaA	27,900	3,005,337
Infineon Technologies AG	192,833	2,040,537
Telefonica Deutschland Holding AG	358,200	1,898,411

		10,241,539
Greece — 0.3%
Alpha Bank AE (a)	1,706,874	958,827
Hong Kong — 1.7%
AIA Group Ltd.	768,900	4,240,843
Melco Crown Entertainment Ltd. — ADR	40,000	1,016,000

		5,256,843
India — 1.8%
HDFC Bank Ltd.	192,197	3,239,403
ITC Ltd.	414,700	2,415,780

		5,655,183
Indonesia — 0.8%
Global Mediacom Tbk PT	9,488,700	1,087,197
Matahari Department Store Tbk PT	1,316,360	1,586,162

		2,673,359
Ireland — 1.9%
Alkermes PLC (a)	46,800	2,740,608
Green REIT PLC (a)	2,177,044	3,371,954

		6,112,562
Italy — 1.0%
Banca Generali SpA	79,172	2,202,032

Common Stocks	Shares	Value
Italy (concluded)
Moncler SpA	62,400	$833,771

		3,035,803
Japan — 4.8%
FANUC Corp.	11,500	1,896,125
Kenedix Office Investment Corp.	231	1,307,494
Mitsubishi Estate Co. Ltd.	124,000	2,612,789
Nabtesco Corp.	97,900	2,366,111
Shinsei Bank Ltd.	1,455,000	2,532,309
SMC Corp.	6,400	1,678,234
SoftBank Corp.	44,200	2,630,930

		15,023,992
Mexico — 0.4%
Cemex SAB de CV — ADR (a)	124,860	1,272,323
Netherlands — 2.0%
Royal Dutch Shell PLC, A Shares — ADR	93,000	6,226,350
New Zealand — 0.4%
Xero Ltd. (Acquired 10/15/13, cost $1,616,409) (a)(b)	106,300	1,339,145
Nigeria — 0.4%
Lekoil Ltd. (a)	2,787,800	1,211,189
Peru — 0.6%
Credicorp Ltd.	11,400	1,826,052
South Africa — 0.7%
Naspers Ltd., N Shares	17,600	2,276,652
South Korea — 2.2%
NAVER Corp.	2,100	1,344,914
Samsung Electronics Co. Ltd.	2,500	3,005,611
SK Hynix, Inc. (a)	58,100	2,482,928

		6,833,453
Spain — 1.5%
NH Hotel Group SA (a)(c)	645,087	3,082,000
Sacyr SA (a)	442,200	1,512,136

		4,594,136
Sweden — 1.3%
Nordea Bank AB	221,319	2,561,941
Svenska Cellulosa AB SCA, B Shares	69,818	1,505,185

		4,067,126
Switzerland — 3.0%
Novartis AG, Registered Shares	47,300	4,386,766
Roche Holding AG	10,640	2,882,825
UBS Group AG (a)	128,972	2,216,990

		9,486,581

Portfolio Abbreviations
ADR	American Depositary Receipts	HKD	Hong Kong Dollar	SCA	Svenska Cellulosa Aktiebolaget
AUD	Australian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	MLP	Master Limited Partnership	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	TRY	Turkish Lira
DKK	Danish Krone	NOK	Norwegian Krone	USD	U.S. Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	REIT	Real Estate Investment Trust

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan — 0.4%
Hermes Microvision, Inc.	23,117	$1,156,096
United Kingdom — 7.8%
AstraZeneca PLC	51,000	3,602,174
BAE Systems PLC	218,900	1,600,861
Crest Nicholson Holdings PLC	438,910	2,642,043
Delphi Automotive PLC	40,100	2,916,072
Foxtons Group PLC	453,949	1,132,599
Kennedy Wilson Europe Real Estate PLC	89,558	1,472,626
Lloyds Banking Group PLC (a)	1,573,100	1,850,378
Metro Bank PLC (Acquired 1/15/14, cost $1,748,929) (a)(b)	82,275	1,669,608
Nomad Holdings Ltd. (a)	167,843	1,833,685
Polypipe Group PLC	516,991	1,978,132
Prudential PLC	103,000	2,381,311
Vodafone Group PLC — ADR	47,535	1,624,271

		24,703,760
United States — 52.8%
Abbott Laboratories	76,500	3,444,030
AbbVie, Inc.	54,100	3,540,304
Actavis PLC (a)	14,400	3,706,704
Adobe Systems, Inc. (a)	27,550	2,002,885
Altria Group, Inc.	80,900	3,985,943
American Airlines Group, Inc.	58,800	3,153,444
Apple Inc.	83,295	9,194,102
Applied Materials, Inc.	76,800	1,913,856
Aramark	84,300	2,625,945
Autodesk, Inc. (a)	39,600	2,378,376
BankUnited, Inc.	122,888	3,560,065
Becton Dickinson & Co.	13,600	1,892,576
Best Buy Co., Inc.	53,117	2,070,501
Biogen Idec, Inc. (a)	5,500	1,866,975
BioMarin Pharmaceutical, Inc. (a)	27,494	2,485,458
Bristol-Myers Squibb Co.	43,100	2,544,193
Cabot Oil & Gas Corp.	60,078	1,778,910
Charles River Laboratories International, Inc. (a)	41,800	2,660,152
Citigroup, Inc.	101,268	5,479,612
Comcast Corp., Class A	80,100	4,646,601
Concho Resources, Inc. (a)	19,900	1,985,025
Covidien PLC	27,100	2,771,788
Crown Holdings, Inc. (a)	55,800	2,840,220
Eastman Chemical Co.	31,610	2,397,935
Enterprise Products Partners LP	50,200	1,813,224
EOG Resources, Inc.	30,500	2,808,135
Facebook, Inc., Class A (a)	25,360	1,978,587
Google, Inc., Class A (a)	6,379	3,385,080
Google, Inc., Class C (a)	6,379	3,357,906
The Hain Celestial Group, Inc. (a)	67,712	3,946,932
The Hartford Financial Services Group, Inc.	113,100	4,715,139
Hortonworks, Inc. (a)	25,054	676,458
Hortonworks, Inc. (Acquired 3/21/14, cost $3,133,876) (a)(b)	128,573	3,297,897
JPMorgan Chase & Co.	63,385	3,966,633
Kennedy-Wilson Holdings, Inc.	159,800	4,042,940
Kinder Morgan, Inc.	74,200	3,139,402
Las Vegas Sands Corp.	21,190	1,232,410
LendingClub Corp. (a)	36,600	925,980
LendingClub Corp. (Acquired 12/12/14, cost $1,044,221, unrestricted issue on 12/12/14 was valued at $24.69 per share) (a)(b)	102,664	2,467,529
Lowe’s Cos., Inc.	39,120	2,691,456
MasterCard, Inc., Class A	36,400	3,136,224
Merck & Co., Inc.	42,100	2,390,859
Microsoft Corp.	83,300	3,869,285
Mondelez International, Inc., Class A	102,800	3,734,210

Common Stocks	Shares	Value
United States (concluded)
New Relic, Inc. (a)	14,400	$501,696
New Relic, Inc. (Acquired 12/15/14, cost $2,154,165, unrestricted issue on 12/15/14 was valued at $30.52 per share) (a)(b)	76,011	2,515,812
Pfizer, Inc.	69,400	2,161,810
Platform Specialty Products Corp. (a)	129,800	3,013,956
Public Service Enterprise Group, Inc.	62,800	2,600,548
Ralph Lauren Corp.	14,300	2,647,788
Roper Industries, Inc.	25,740	4,024,449
Samsonite International SA	698,400	2,071,428
Schlumberger Ltd.	34,840	2,975,684
St. Jude Medical, Inc.	24,600	1,599,738
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(b)	135,840	1,437,187
U.S. Silica Holdings, Inc.	29,800	765,562
United Parcel Service, Inc., Class B	31,000	3,446,270
United Rentals, Inc. (a)	13,047	1,330,924
WisdomTree Investments, Inc.	176,349	2,764,271

		166,359,009
Total Common Stocks — 98.0%		308,534,663

Preferred Stocks
India — 0.3%
Snapdeal.com, Series F (Acquired 5/07/14, cost $569,795) (a)(b)	81	630,208
Snapdeal.com, Series G (Acquired 10/29/14, cost $227,633) (a)(b)	27	223,058

		853,266
United States — 1.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(b)	153,710	1,163,584
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(b)	18,958	2,526,533

		3,690,117
Total Preferred Stocks — 1.5%		4,543,383

Warrants (d)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	167,843	86,439
Total Warrants — 0.0%		86,439
Total Long-Term Investments (Cost — $271,990,602) — 99.5%		313,164,485

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	997,963	$997,963

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$330	330,199
Total Short-Term Securities (Cost — $1,328,162) — 0.4%		1,328,162

Value
Total Investments (Cost $273,318,764*) — 99.9%	$314,492,647
Other Assets Less Liabilities — 0.1%	383,017

Net Assets — 100.0%	$314,875,664

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$276,049,244

Gross unrealized appreciation	$52,126,519
Gross unrealized depreciation	(13,683,116)

Net unrealized appreciation	$38,443,403

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $17,270,561 and an original cost of $14,304,864, which was 5.5% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,732,302	(734,339)	997,963	$701
BlackRock Liquidity Series, LLC, Money Market Series	$1,198,277	$(868,078)	$330,199	$32,939

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,635,000	USD	4,907,274	Bank of America N.A.	1/22/15	$(314,456)
CAD	2,448,000	USD	2,168,267	Bank of America N.A.	1/22/15	(62,216)
CAD	97,000	USD	84,846	The Bank of New York Mellon	1/22/15	(1,396)
CHF	1,604,262	USD	1,706,627	Morgan Stanley Capital Services LLC	1/22/15	(92,406)
DKK	15,171,302	USD	2,596,987	TD Securities, Inc.	1/22/15	(131,318)
EUR	31,514	USD	39,402	The Bank of New York Mellon	1/22/15	(1,260)
EUR	348,706	USD	424,613	Citibank N.A.	1/22/15	(2,559)
GBP	721,000	USD	1,119,908	The Bank of New York Mellon	1/22/15	3,646
GBP	191,000	USD	297,367	Citibank N.A.	1/22/15	273
GBP	1,095,000	USD	1,715,716	Citibank N.A.	1/22/15	(9,348)
GBP	673,000	USD	1,083,775	TD Securities, Inc.	1/22/15	(35,021)
HKD	9,979,000	USD	1,286,835	Citibank N.A.	1/22/15	(24)
HKD	1,120,000	USD	144,388	TD Securities, Inc.	1/22/15	38
JPY	28,959,000	USD	240,599	The Bank of New York Mellon	1/22/15	1,215

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	25,812,000	USD	216,341	Citibank N.A.	1/22/15	$(805)
JPY	79,633,000	USD	667,457	UBS AG	1/22/15	(2,502)
JPY	310,297,000	USD	2,588,479	UBS AG	1/22/15	2,575
NOK	6,775,000	USD	1,029,099	Goldman Sachs International	1/22/15	(120,676)
SEK	7,855,000	USD	1,019,371	UBS AG	1/22/15	(11,672)
SGD	2,518,000	USD	1,977,787	Citibank N.A.	1/22/15	(78,065)
USD	1,631,771	AUD	1,939,000	BNP Paribas S.A.	1/22/15	51,386
USD	914,296	DKK	5,301,241	UBS AG	1/22/15	52,728
USD	4,994,825	EUR	3,890,193	Citibank N.A.	1/22/15	286,357
USD	2,128,611	EUR	1,735,124	Deutsche Bank AG	1/22/15	28,515
USD	550,786	EUR	447,868	Goldman Sachs International	1/22/15	8,711
USD	1,009,764	EUR	817,226	TD Securities, Inc.	1/22/15	20,641
USD	1,866,173	GBP	1,195,000	Bank of America N.A.	1/22/15	3,972
USD	4,580,369	GBP	2,853,000	Citibank N.A.	1/22/15	134,462
USD	1,865,153	GBP	1,166,000	TD Securities, Inc.	1/22/15	48,144
USD	1,316,474	GBP	841,975	UBS AG	1/22/15	4,402
USD	536,013	HKD	4,158,000	Morgan Stanley Capital Services LLC	1/22/15	(168)
USD	1,933,867	JPY	228,813,000	Bank of America N.A.	1/22/15	23,224
USD	3,682,033	JPY	390,289,688	Deutsche Bank AG	1/22/15	423,021
USD	1,382,626	NZD	1,753,000	Goldman Sachs International	1/22/15	18,532
USD	2,112,673	SEK	15,117,000	Goldman Sachs International	1/22/15	173,350
USD	33,627	ZAR	379,000	JPMorgan Chase Bank N.A.	1/22/15	982
Total						$422,282

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$4,728,776	—	$4,728,776
Canada	$3,018,691	—	—	3,018,691
China	6,067,049	1,937,930	—	8,004,979
France	—	12,472,237	—	12,472,237
Germany	—	10,241,539	—	10,241,539
Greece	—	958,827	—	958,827
Hong Kong	1,016,000	4,240,843	—	5,256,843
India	—	5,655,183	—	5,655,183
Indonesia	—	2,673,359	—	2,673,359
Ireland	6,112,562	—	—	6,112,562
Italy	—	3,035,803	—	3,035,803
Japan	—	15,023,992	—	15,023,992
Mexico	1,272,323	—	—	1,272,323
Netherlands	6,226,350	—	—	6,226,350
New Zealand	1,339,145	—	—	1,339,145
Nigeria	1,211,189	—	—	1,211,189
Peru	1,826,052	—	—	1,826,052
South Africa	—	2,276,652	—	2,276,652
South Korea	—	6,833,453	—	6,833,453
Spain	—	4,594,136	—	4,594,136
Sweden	—	4,067,126	—	4,067,126
Switzerland	2,216,990	7,269,591	—	9,486,581
Taiwan	—	1,156,096	—	1,156,096
United Kingdom	7,846,654	15,187,498	$1,669,608	24,703,760
United States	154,569,156	10,352,666	1,437,187	166,359,009
Preferred Stocks:
India	—	—	853,266	853,266
United States	—	—	3,690,117	3,690,117
Warrants	—	86,439	—	86,439
Short-Term Securities	997,963	330,199	—	1,328,162

Total	$193,720,124	$113,122,345	$7,650,178	$314,492,647

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$1,286,174	—	$1,286,174
Liabilities:
Forward foreign currency exchange contracts	—	(863,892)	—	(863,892)

Total	—	$422,282	—	$422,282

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$228,896	—	—	$228,896
Liabilities:
Collateral on securities loaned at value	—	$(330,199)	—	(330,199)

Total	$228,896	$(330,199)	—	$(101,303)

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
United Kingdom	—	$(3,334,540)	$3,334,540	—
United States	—	(2,286,264)	2,286,264	—

Total	—	$(5,620,804)	$5,620,804	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$3,494,697	$8,839,486	$12,334,183
Transfers into Level 3	—	—	—
Transfers out of Level 3	(193,197)	(6,166,560)	(6,359,757)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation2	(194,705)	1,642,824	1,448,119
Purchases	—	227,633	227,633
Sales	—	—	—
Closing Balance, as of December 31, 2014	$3,106,795	$4,543,383	$7,650,178

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014	$(194,705)	$1,642,824	$1,448,119

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$3,106,795	Market Comparable Companies	Tangible Book Value Multiple[3]	1.51x-1.70x
Preferred Stocks	853,266	Market Comparable Companies	Current Fiscal Year Revenue Multiple[3]	2.28x
		Options Pricing Model	Years to IPO[4]	3.75
			Risk Free Rate[4]	7.89%
			Volatility[3]	60.00%
	1,163,584	Market Comparable Companies	2015P Revenue Multiple[3]	14.44x
		Options Pricing Model	Years to IPO[4]	2
			Risk Free Rate[4]	0.57%
			Volatility[3]	45.00%
			Discount Rate on Liquidation Preference[3]	8.00%
	2,526,533	Probability-Weighted Expected Return Model	Years to IPO[4]	1-3
			IPO Exit Probability[3]	90.00%
			Discount Rate[4]	20.11%
			Margin[3]	20.00%
			Revenue Multiple[3]	10.0x-15.0x
			Projected Gross Revenue[3]	$20-$455

Total	$7,650,178

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[4]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[5]	Amount is stated in billions.

6	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 29.2%
Acceleron Pharma, Inc. (a)	369,000	$14,376,240
Acorda Therapeutics, Inc. (a)	215,800	8,819,746
Actelion Ltd., Registered Shares	186,700	21,493,107
Agios Pharmaceuticals, Inc. (a)	322,046	36,082,034
Alder Biopharmaceuticals, Inc. (a)	235,300	6,844,877
Alexion Pharmaceuticals, Inc. (a)	740,017	136,925,346
Alkermes PLC (a)	1,089,900	63,824,544
Amgen, Inc.	889,710	141,721,906
Anacor Pharmaceuticals, Inc. (a)	151,200	4,876,200
Aquinox Pharmaceuticals, Inc. (a)	90,900	681,750
Array BioPharma, Inc. (a)	1,057,100	5,000,083
Avalanche Biotechnologies, Inc. (a)	45,700	2,467,800
BioCryst Pharmaceuticals, Inc. (a)	227,900	2,771,264
Biogen Idec, Inc. (a)	433,712	147,223,538
BioMarin Pharmaceutical, Inc. (a)	602,700	54,484,080
Bluebird Bio, Inc. (a)	42,600	3,907,272
Celgene Corp. (a)	1,523,238	170,389,403
Celldex Therapeutics, Inc. (a)	296,500	5,411,125
Clovis Oncology, Inc. (a)	258,900	14,498,400
Conatus Pharmaceuticals, Inc. (a)(b)	110,200	771,400
Concert Pharmaceuticals, Inc. (a)	58,453	778,594
Dyax Corp. (a)	782,037	10,995,440
Genomic Health, Inc. (a)	401,800	12,845,546
Gilead Sciences, Inc. (a)	720,056	67,872,479
Incyte Corp. (a)	504,000	36,847,440
Infinity Pharmaceuticals, Inc. (a)	339,500	5,734,155
Isis Pharmaceuticals, Inc. (a)	667,967	41,240,283
Juno Therapeutics, Inc. (a)	121,200	6,329,064
Karyopharm Therapeutics, Inc. (a)	414,139	15,501,223
Kite Pharma, Inc. (a)(b)	44,100	2,543,247
Kite Pharma, Inc. (Acquired 6/25/14, cost $2,941,196, unrestricted issue on 6/25/14 was valued at $29.55 per share) (a)(c)	192,235	11,086,192
Medivation, Inc. (a)	254,300	25,330,823
Neurocrine Biosciences, Inc. (a)	730,838	16,326,921
Otonomy, Inc. (a)	85,900	2,863,047
ProQR Therapeutics NV (a)	56,700	1,228,689
Protalix BioTherapeutics, Inc. (a)(b)	1,155,326	2,125,800
PTC Therapeutics, Inc. (a)	264,300	13,682,811
Puma Biotechnology, Inc. (a)	161,100	30,491,397
Receptos, Inc. (a)	453,400	55,546,034
Regeneron Pharmaceuticals, Inc. (a)	155,622	63,843,926
SAGE Therapeutics, Inc. (a)	28,400	1,039,440
SAGE Therapeutics, Inc. (Acquired 7/23/14, cost $8,368,520, unrestricted issue on 7/18/14 was valued at USD 30.10 per share) (a)(c)	627,387	21,814,246
Sarepta Therapeutics, Inc. (a)	330,700	4,785,229
Seattle Genetics, Inc. (a)(b)	202,818	6,516,542
Ultragenyx Pharmaceutical, Inc. (a)	386,105	16,942,287
UniQure BV (a)	91,800	1,359,558
Vertex Pharmaceuticals, Inc. (a)	631,370	75,006,756

		1,393,247,284
Health Care Equipment & Supplies — 17.8%
Abbott Laboratories	2,459,500	110,726,690
Align Technology, Inc. (a)	156,800	8,766,688
AtriCure, Inc. (a)	335,881	6,704,185
Baxter International, Inc.	663,800	48,649,902
Becton Dickinson & Co.	391,500	54,481,140
Boston Scientific Corp. (a)	3,705,500	49,097,875
CareFusion Corp. (a)	473,500	28,097,490
Coloplast A/S, Class B	138,600	11,598,670
The Cooper Cos., Inc.	190,200	30,829,518
Covidien PLC	997,200	101,993,616
Cyberonics, Inc. (a)	173,400	9,654,912

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
DENTSPLY International, Inc.	169,300	$9,018,611
DexCom, Inc. (a)	321,100	17,676,555
Edwards Lifesciences Corp. (a)	545,882	69,534,449
Insulet Corp. (a)	122,800	5,656,168
Intuitive Surgical, Inc. (a)	92,100	48,715,374
Masimo Corp. (a)	377,200	9,935,448
Medtronic, Inc.	975,900	70,459,980
PW Medtech Group Ltd. (a)	8,275,900	3,684,123
St. Jude Medical, Inc.	604,000	39,278,120
Stryker Corp.	928,100	87,547,673
Thoratec Corp. (a)	180,400	5,855,784
Zimmer Holdings, Inc.	188,000	21,322,960

		849,285,931
Health Care Providers & Services — 14.0%
Aetna, Inc.	377,723	33,553,134
AmerisourceBergen Corp.	284,600	25,659,536
Anthem, Inc.	200,000	25,134,000
Cardinal Health, Inc.	863,380	69,700,667
Cigna Corp.	728,400	74,959,644
Envision Healthcare Holdings, Inc. (a)	807,900	28,026,051
Express Scripts Holding Co. (a)	422,847	35,802,455
HCA Holdings, Inc. (a)	952,448	69,900,159
HealthEquity, Inc. (a)	83,300	2,119,985
McKesson Corp.	523,300	108,626,614
Premier, Inc., Class A (a)	291,800	9,784,054
UnitedHealth Group, Inc.	1,322,982	133,740,250
Universal Health Services, Inc., Class B	466,700	51,925,042

		668,931,591
Health Care Technology — 0.7%
Cerner Corp. (a)	505,200	32,666,232
Life Sciences Tools & Services — 4.0%
Agilent Technologies, Inc.	838,000	34,307,720
Charles River Laboratories International, Inc. (a)	722,300	45,967,172
Illumina, Inc. (a)	297,000	54,820,260
Thermo Fisher Scientific, Inc.	458,400	57,432,936

		192,528,088
Pharmaceuticals — 33.0%
AbbVie, Inc.	2,268,900	148,476,816
Achaogen, Inc. (a)	183,711	2,397,429
Actavis PLC (a)	446,146	114,842,442
Allergan, Inc.	467,300	99,343,307
AstraZeneca PLC	966,900	68,292,980
Bayer AG, Registered Shares	358,600	48,880,340
Bristol-Myers Squibb Co.	1,478,600	87,281,758
Chugai Pharmaceutical Co. Ltd.	816,200	20,040,434
Dermira, Inc. (a)	173,600	3,143,896
Eisai Co. Ltd.	738,800	28,571,745
Eli Lilly & Co.	1,237,700	85,388,923
Intra-Cellular Therapies, Inc. (a)	791,254	13,965,633
Jazz Pharmaceuticals PLC (a)	96,700	15,832,691
Johnson & Johnson	1,169,900	122,336,443
Mallinckrodt PLC (a)	508,200	50,327,046
Merck & Co., Inc.	1,851,300	105,135,327
Mylan, Inc. (a)	979,000	55,186,230
Novartis AG, Registered Shares	1,191,600	110,513,127
Perrigo Co. PLC	440,700	73,667,412
Pfizer, Inc.	1,825,640	56,868,686
Phibro Animal Health Corp., Class A	292,600	9,231,530
Roche Holding AG	214,700	58,171,294
Salix Pharmaceuticals Ltd. (a)	137,900	15,850,226
Shire PLC — ADR	166,500	35,387,910
Teva Pharmaceutical Industries Ltd. — ADR	1,250,500	71,916,255

BLACKROCK FUNDS	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (a)	390,900	$55,941,699
Zoetis, Inc.	337,600	14,526,928

		1,571,518,507
Total Common Stocks — 98.7%		4,708,177,633

Preferred Stocks
Biotechnology — 0.2%
ProNAi Therapeutics, Inc., Series D (Acquired 4/15/14, cost $3,632,975) (a)(c)	5,189,964	3,632,975
Seres Health, Inc. (Acquired 11/24/14, cost $3,672,922) (a)(c)	301,970	3,672,922
Spark Therapeutics (Acquired 5/23/14, cost $2,020,331) (a)(c)	1,254,864	2,020,331
Total Preferred Stocks — 0.2%		9,326,228
Total Long-Term Investments (Cost — $3,103,414,350) — 98.9%		4,717,503,861

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	62,745,781	$62,745,781

	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	$4,598	4,597,588
Total Short-Term Securities (Cost — $67,343,369) — 1.4%		67,343,369
Total Investments (Cost — $3,170,757,719*) —100.3%		4,784,847,230
Liabilities in Excess of Other Assets — (0.3)%		(16,505,998)

Net Assets — 100.0%		$4,768,341,232

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,177,987,920

Gross unrealized appreciation	$1,617,290,598
Gross unrealized depreciation	(10,431,288)

Net unrealized appreciation	$1,606,859,310

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $42,226,666 and an original cost of $20,635,944, which was 0.9% of its net assets.

(d)	Represents the current yield as of report date.

(e)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Net Activity	Shares/ Beneficial Interest Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	115,300,758	(52,554,977)	62,745,781	$8,258	$7,875
BlackRock Liquidity Series, LLC, Money Market Series	$4,824,791	$(227,203)	$4,597,588	$23,317	—

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	10,764,000	USD	1,784,221	Citibank N.A.	1/22/15	$(34,835)
JPY	3,062,172,000	USD	25,576,871	Citibank N.A.	1/22/15	(7,003)
USD	556,445	CHF	550,189	Citibank N.A.	1/22/15	2,841
USD	1,862,354	CHF	1,816,000	Goldman Sachs International	1/22/15	35,080
USD	88,247,083	CHF	82,953,961	Morgan Stanley Capital Services LLC	1/22/15	4,778,152
USD	4,598,415	CHF	4,446,483	Royal Bank of Scotland PLC	1/22/15	124,328
USD	1,880,812	CHF	1,798,218	TD Securities, Inc.	1/22/15	71,431
USD	3,632,120	CHF	3,501,795	UBS AG	1/22/15	108,585
USD	21,024,444	EUR	16,374,777	Citibank N.A.	1/22/15	1,205,345
USD	490,397	EUR	397,629	Royal Bank of Scotland PLC	1/22/15	9,130
USD	1,185,573	EUR	953,785	Royal Bank of Scotland PLC	1/22/15	31,167
USD	473,109	EUR	375,215	TD Securities, Inc.	1/22/15	18,970
USD	974,574	EUR	781,302	UBS AG	1/22/15	28,931
USD	227,093	GBP	146,000	Citibank N.A.	1/22/15	(423)
USD	66,043,685	GBP	41,137,000	Citibank N.A.	1/22/15	1,938,791
USD	669,364	GBP	427,000	JPMorgan Chase Bank N.A.	1/22/15	3,958
USD	1,683,918	GBP	1,062,000	Royal Bank of Scotland PLC	1/22/15	28,975
USD	671,839	GBP	420,000	TD Securities, Inc.	1/22/15	17,342
USD	1,319,596	GBP	840,000	UBS AG	1/22/15	10,602
USD	4,158,809	HKD	32,261,000	Morgan Stanley Capital Services LLC	1/22/15	(1,307)
USD	415,912	JPY	48,884,000	Citibank N.A.	1/22/15	7,719
USD	849,852	JPY	90,083,000	Deutsche Bank AG	1/22/15	97,638
USD	12,199,792	JPY	1,477,072,000	Goldman Sachs Bank USA	1/22/15	(134,113)
USD	207,106	JPY	24,702,000	Royal Bank of Scotland PLC	1/22/15	838
USD	3,976,715	JPY	479,803,000	Royal Bank of Scotland PLC	1/22/15	(29,755)
USD	12,856,977	JPY	1,553,974,000	TD Securities, Inc.	1/22/15	(119,077)
Total						$8,193,310

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2014	9

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,349,939,931	$43,307,353	—	$1,393,247,284
Health Care Equipment & Supplies	834,003,138	15,282,793	—	849,285,931
Health Care Providers & Services	668,931,591	—	—	668,931,591
Health Care Technology	32,666,232	—	—	32,666,232
Life Sciences Tools & Services	192,528,088	—	—	192,528,088
Pharmaceuticals	1,237,048,587	334,469,920	—	1,571,518,507
Preferred Stocks:
Biotechnology	—	—	$9,326,228	9,326,228
Short-Term Securities	62,745,781	4,597,588	—	67,343,369

Total	$4,377,863,348	$397,657,654	$9,326,228	$4,784,847,230

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$8,519,823	—	$8,519,823
Liabilities:
Forward foreign currency exchange contracts	—	(326,513)	—	(326,513)

Total	—	$8,193,310	—	$8,193,310

[1]    Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,325,072	—	—	$1,325,072
Liabilities:
Bank overdraft	—	$(3,128)	—	(3,128)
Collateral on securities loaned at value	—	(4,597,588)	—	(4,597,588)

Total	$1,325,072	$(4,600,716)	—	$(3,275,644)

During the period ended December 31, 2014, there were no transfers between levels.

10	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.7%
Anheuser-Busch InBev NV	308,079	$34,671,723
Canada — 5.5%
Element Financial Corp. (a)	1,507,500	18,347,435
Enbridge, Inc.	162,700	8,366,068
Gildan Activewear, Inc.	176,100	9,958,487
Lundin Mining Corp. (a)	2,949,700	14,522,537
MEG Energy Corp. (a)	452,700	7,617,735
Suncor Energy, Inc.	193,100	6,133,061
Tourmaline Oil Corp. (a)	171,975	5,728,553

		70,673,876
China — 8.8%
Alibaba Group Holding Ltd. — ADR (a)	238,558	24,795,719
Anhui Conch Cement Co. Ltd., H Shares	1,690,000	6,256,997
Baidu, Inc. — ADR (a)	159,050	36,258,629
Beijing Enterprises Water Group Ltd.	13,604,000	9,192,328
CSR Corp. Ltd., H Shares	11,054,000	14,881,879
Qunar Cayman Islands Ltd. — ADR (a)	403,600	11,474,348
Tencent Holdings Ltd.	645,000	9,332,460

		112,192,360
France — 5.6%
AXA SA	899,200	20,720,353
BNP Paribas SA	245,023	14,464,744
Orange SA	899,400	15,295,878
Schneider Electric SE	128,334	9,346,493
Unibail-Rodamco SE	45,900	11,775,016

		71,602,484
Germany — 4.6%
Bayer AG, Registered Shares	150,700	20,541,738
Continental AG	44,600	9,407,181
DMG MORI SEIKI AG	196,944	5,538,228
Henkel AG & Co. KGaA, Preference	127,700	13,755,610
Infineon Technologies AG	882,444	9,337,921

		58,580,678
Hong Kong — 2.6%
AIA Group Ltd.	2,992,300	16,503,934
Melco Crown Entertainment Ltd. — ADR	373,400	9,484,360
MTR Corp Ltd.	1,815,500	7,427,694

		33,415,988
India — 3.2%
HDFC Bank Ltd.	958,455	16,401,381
ITC Ltd.	1,410,300	8,215,516
Tata Motors Ltd. — ADR	384,000	16,235,520

		40,852,417
Indonesia — 1.0%
Global Mediacom Tbk PT	40,090,288	4,593,467
Matahari Department Store Tbk PT	6,988,471	8,420,835

		13,014,302
Ireland — 5.7%
Dalata Hotel Group PLC (a)	2,063,626	7,341,465
Green REIT PLC (a)	9,916,775	15,359,775
Kingspan Group PLC	568,679	9,595,369
Ryanair Holdings PLC — ADR (a)	292,384	20,838,208
Shire PLC — ADR	89,800	19,086,092

		72,220,909
Israel — 2.2%
Teva Pharmaceutical Industries Ltd. — ADR	479,000	27,547,290
Italy — 2.2%
Banca Generali SpA	549,700	15,288,956

Common Stocks	Shares	Value
Italy (concluded)
UniCredit SpA	1,986,746	$12,726,358

		28,015,314
Japan — 9.7%
FANUC Corp.	86,900	14,328,106
Japan Tobacco, Inc.	494,100	13,599,009
Kenedix Office Investment Corp.	1,573	8,903,410
Makita Corp.	207,500	9,350,362
Mitsubishi Estate Co. Ltd.	753,000	15,866,370
Nabtesco Corp.	505,700	12,222,086
ORIX Corp.	715,700	9,005,508
Shinsei Bank Ltd.	6,538,000	11,378,855
SMC Corp.	40,000	10,488,964
Toyota Motor Corp.	292,000	18,196,679

		123,339,349
Mexico — 0.7%
Cemex SAB de CV — ADR (a)	815,056	8,305,421
Netherlands — 4.4%
Aalberts Industries NV	359,305	10,596,306
ASML Holding NV	134,200	14,500,008
Royal Dutch Shell PLC, A Shares	938,700	31,286,162

		56,382,476
New Zealand — 0.8%
Xero Ltd. (a)(b)	282,400	3,517,859
Xero Ltd. (Acquired 10/15/13, cost $8,211,297) (a)(c)	540,000	6,802,807

		10,320,666
Nigeria — 0.5%
Lekoil Ltd. (a)	13,810,100	5,999,944
Norway — 0.9%
Statoil ASA	682,400	12,014,905
Peru—0.6%
Credicorp Ltd.	51,200	8,201,216
South Africa — 1.3%
Naspers Ltd., N Shares	127,000	16,428,115
South Korea — 2.3%
Coway Co. Ltd.	94,400	7,198,154
Samsung Electronics Co. Ltd.	11,100	13,344,914
SK Hynix, Inc. (a)	200,300	8,559,905

		29,102,973
Spain — 2.3%
NH Hotel Group SA (a)	3,979,547	19,012,884
Sacyr SA (a)	2,834,437	9,692,570

		28,705,454
Sweden — 1.2%
Nordea Bank AB	1,308,500	15,146,915
Switzerland — 8.6%
Actelion Ltd., Registered Shares	67,655	7,788,517
Novartis AG, Registered Shares	545,800	50,619,390
Roche Holding AG	130,514	35,361,753
UBS Group AG (a)	909,500	15,634,032

		109,403,692
Taiwan — 0.7%
Hermes Microvision, Inc.	183,510	9,177,456
United Kingdom — 19.2%
ARM Holdings PLC	1,302,900	20,015,679
AstraZeneca PLC	455,100	32,144,105
BAE Systems PLC	908,800	6,646,244

BLACKROCK FUNDS	DECEMBER 31, 2014	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Crest Nicholson Holdings PLC	2,649,022	$15,945,935
Foxtons Group PLC	3,980,285	9,930,777
Hargreaves Lansdown PLC	334,145	5,228,339
Imperial Tobacco Group PLC	754,500	33,212,757
Kennedy Wilson Europe Real Estate PLC	763,998	12,562,619
Liberty Global PLC, Series A (a)	497,100	24,956,906
Lloyds Banking Group PLC (a)	8,592,100	10,106,562
Metro Bank PLC, (Acquired 1/15/14, cost $9,137,436) (a)(c)	429,853	8,723,012
Nomad Holdings Ltd. (a)	894,145	9,768,534
Polypipe Group PLC	2,583,021	9,883,261
Prudential PLC	483,800	11,185,224
SABMiller PLC	126,800	6,610,243
Vodafone Group PLC	3,836,300	13,153,267
Whitbread PLC	207,700	15,371,117

		245,444,581
United States — 2.7%
Euronet Worldwide, Inc. (a)	237,456	13,036,334
Las Vegas Sands Corp.	112,100	6,519,736
Samsonite International SA	4,907,000	14,553,977

		34,110,047
Total Common Stocks — 100.0%		1,274,870,551

Preferred Stocks	Shares
India — 0.6%
Snapdeal.com, Series F (Acquired 5/07/14, cost $5,268,843) (a)(c)	749	5,827,482

Preferred Stocks	Shares	Value
India (concluded)
Snapdeal.com, Series G (Acquired 10/29/14, cost $2,090,847) (a)(c)	248	$2,048,831
Total Preferred Stocks — 0.6%		7,876,313

Warrants (d)
United Kingdom — 0.0%
Nomad Holdings Ltd. (issued 4/10/14, expiring 4/10/17, strike price $11.50)	894,145	460,485
Total Warrants — 0.0%		460,485
Total Long-Term Investments (Cost — $1,191,651,266) — 100.6%		1,283,207,349

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$2,787	2,787,361
Total Short-Term Securities (Cost — $2,787,361) — 0.2%		2,787,361
Total Investments (Cost — $1,194,438,627*) — 100.8%		1,285,994,710
Liabilities in Excess of Other Assets — (0.8)%		(10,665,927)

Net Assets — 100.0%		$1,275,328,783

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,209,417,963

Gross unrealized appreciation	$143,028,421
Gross unrealized depreciation	(66,451,674)

Net unrealized appreciation	$76,576,747

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $23,402,132 and an original cost of $24,708,423, which was 1.8% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(f)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,744,969	(14,744,969)	—	$948
BlackRock Liquidity Series, LLC, Money Market Series	$18,399,705	$(15,612,344)	$2,787,361	$71,458

(g)	Represents the current yield as of report date.

12	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	40,880,000	USD	35,600,593	Bank of America N.A.	1/22/15	$(2,281,272)
CAD	388,000	USD	336,419	The Bank of New York Mellon	1/22/15	(2,616)
CAD	1,729,000	USD	1,510,482	The Bank of New York Mellon	1/22/15	(22,997)
CAD	3,404,000	USD	3,033,111	The Bank of New York Mellon	1/22/15	(104,598)
CAD	3,568,000	USD	3,162,549	The Bank of New York Mellon	1/22/15	(92,944)
CAD	926,942	USD	812,637	BNP Paribas S.A.	1/22/15	(15,174)
CAD	1,484,000	USD	1,298,246	Goldman Sachs International	1/22/15	(21,538)
CAD	2,649,000	USD	2,359,329	JPMorgan Chase Bank N.A.	1/22/15	(80,354)
CAD	720,000	USD	618,607	State Street Bank and Trust Co.	1/22/15	820
CAD	986,000	USD	875,298	TD Securities, Inc.	1/22/15	(27,027)
CHF	371	USD	383	The Bank of New York Mellon	1/22/15	(9)
CHF	4,060,681	USD	4,188,342	The Bank of New York Mellon	1/22/15	(102,452)
CHF	902,766	USD	930,484	BNP Paribas S.A.	1/22/15	(22,113)
CHF	289,256	USD	299,986	Citibank N.A.	1/22/15	(8,935)
CHF	289,256	USD	300,478	Citibank N.A.	1/22/15	(9,427)
CHF	4,717,942	USD	4,863,923	Citibank N.A.	1/22/15	(116,692)
CHF	1,938,544	USD	1,975,683	Deutsche Bank AG	1/22/15	(25,105)
CHF	7,597,205	USD	7,892,929	Deutsche Bank AG	1/22/15	(248,562)
CHF	12,193,045	USD	12,654,032	Goldman Sachs International	1/22/15	(385,293)
CHF	962,512	USD	995,400	Royal Bank of Scotland PLC	1/22/15	(26,913)
CHF	2,583,000	USD	2,638,862	TD Securities, Inc.	1/22/15	(39,827)
DKK	1,588,701	USD	264,635	Citibank N.A.	1/22/15	(6,436)
DKK	48,426,535	USD	8,119,065	Deutsche Bank AG	1/22/15	(248,691)
DKK	568,706	USD	95,025	Royal Bank of Scotland PLC	1/22/15	(2,598)
DKK	1,001,789	USD	165,336	TD Securities, Inc.	1/22/15	(2,524)
DKK	56,339,657	USD	9,644,089	TD Securities, Inc.	1/22/15	(487,660)
EUR	251,909	USD	314,967	The Bank of New York Mellon	1/22/15	(10,070)
EUR	1,042,459	USD	1,322,913	The Bank of New York Mellon	1/22/15	(61,181)
EUR	2,077,720	USD	2,648,054	The Bank of New York Mellon	1/22/15	(133,300)
EUR	4,592,195	USD	5,692,691	The Bank of New York Mellon	1/22/15	(134,560)
EUR	465,234	USD	576,674	BNP Paribas S.A.	1/22/15	(13,581)
EUR	472,511	USD	579,526	BNP Paribas S.A.	1/22/15	(7,625)
EUR	1,143,114	USD	1,416,244	BNP Paribas S.A.	1/22/15	(32,684)
EUR	698,609	USD	868,064	Citibank N.A.	1/22/15	(22,508)
EUR	916,137	USD	1,137,448	Citibank N.A.	1/22/15	(28,607)
EUR	983,773	USD	1,220,922	Citibank N.A.	1/22/15	(30,218)
EUR	3,143,475	USD	3,941,225	Citibank N.A.	1/22/15	(136,543)
EUR	10,629,086	USD	13,209,584	Citibank N.A.	1/22/15	(344,743)
EUR	11,868,307	USD	15,049,369	Goldman Sachs International	1/22/15	(684,646)
EUR	196,725	USD	240,300	JPMorgan Chase Bank N.A.	1/22/15	(2,196)
EUR	451,311	USD	558,868	JPMorgan Chase Bank N.A.	1/22/15	(12,627)
EUR	536,618	USD	655,487	JPMorgan Chase Bank N.A.	1/22/15	(5,996)
EUR	1,298,289	USD	1,601,185	Royal Bank of Scotland PLC	1/22/15	(29,810)
EUR	2,127,271	USD	2,644,240	Royal Bank of Scotland PLC	1/22/15	(69,513)
EUR	5,467,106	USD	6,660,772	Royal Bank of Scotland PLC	1/22/15	(43,698)
EUR	7,038,202	USD	8,836,801	State Street Bank and Trust Co.	1/22/15	(318,161)
EUR	3,164,860	USD	3,886,071	TD Securities, Inc.	1/22/15	(55,505)
EUR	5,086,925	USD	6,481,913	TD Securities, Inc.	1/22/15	(324,988)

BLACKROCK FUNDS	DECEMBER 31, 2014	13

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,857,763	USD	26,198,331	TD Securities, Inc.	1/22/15	$(953,281)
GBP	3,396,000	USD	5,267,478	Bank of America N.A.	1/22/15	24,600
GBP	674,000	USD	1,052,191	The Bank of New York Mellon	1/22/15	(1,878)
GBP	799,000	USD	1,253,699	The Bank of New York Mellon	1/22/15	(8,596)
GBP	2,490,000	USD	3,901,661	The Bank of New York Mellon	1/22/15	(21,427)
GBP	2,974,000	USD	4,666,390	The Bank of New York Mellon	1/22/15	(31,926)
GBP	954,000	USD	1,485,278	Citibank N.A.	1/22/15	1,366
GBP	1,248,000	USD	2,015,395	Citibank N.A.	1/22/15	(70,603)
GBP	2,929,000	USD	4,581,779	Citibank N.A.	1/22/15	(17,440)
GBP	1,292,000	USD	2,030,510	Deutsche Bank AG	1/22/15	(17,151)
GBP	1,434,000	USD	2,300,079	Goldman Sachs International	1/22/15	(65,438)
GBP	1,818,000	USD	2,839,351	JPMorgan Chase Bank N.A.	1/22/15	(6,312)
GBP	325,000	USD	523,368	TD Securities, Inc.	1/22/15	(16,912)
GBP	2,336,000	USD	3,741,546	TD Securities, Inc.	1/22/15	(101,294)
HKD	15,724,000	USD	2,027,783	The Bank of New York Mellon	1/22/15	(144)
HKD	15,056,000	USD	1,942,206	Citibank N.A.	1/22/15	(707)
HKD	51,317,000	USD	6,616,290	Citibank N.A.	1/22/15	1,133
HKD	5,133,000	USD	662,013	Deutsche Bank AG	1/22/15	(104)
HKD	5,019,000	USD	646,996	JPMorgan Chase Bank N.A.	1/22/15	213
HKD	148,380,000	USD	19,127,866	Morgan Stanley Capital Services LLC	1/22/15	6,010
JPY	117,371,000	USD	985,442	The Bank of New York Mellon	1/22/15	(5,366)
JPY	199,536,000	USD	1,674,926	The Bank of New York Mellon	1/22/15	(8,753)
JPY	399,847,000	USD	3,365,446	The Bank of New York Mellon	1/22/15	(26,628)
JPY	835,036,000	USD	7,063,855	The Bank of New York Mellon	1/22/15	(91,105)
JPY	182,830,000	USD	1,562,716	Deutsche Bank AG	1/22/15	(36,042)
JPY	160,850,000	USD	1,350,431	JPMorgan Chase Bank N.A.	1/22/15	(7,295)
JPY	1,584,003,000	USD	13,231,849	Morgan Stanley Capital Services LLC	1/22/15	(5,045)
JPY	215,395,000	USD	1,862,296	Royal Bank of Scotland PLC	1/22/15	(63,696)
JPY	356,751,000	USD	2,956,832	Royal Bank of Scotland PLC	1/22/15	22,124
JPY	647,015,000	USD	6,007,478	TD Securities, Inc.	1/22/15	(604,748)
JPY	141,307,000	USD	1,178,828	UBS AG	1/22/15	1,120
JPY	1,511,952,000	USD	12,730,212	UBS AG	1/22/15	(105,051)
MXN	97,156,000	USD	7,134,722	Morgan Stanley Capital Services LLC	1/22/15	(558,619)
NOK	2,686,000	USD	367,772	Citibank N.A.	1/22/15	(7,621)
NOK	13,600,000	USD	2,065,792	Goldman Sachs International	1/22/15	(242,242)
SEK	8,842,000	USD	1,171,072	The Bank of New York Mellon	1/22/15	(36,753)
SEK	1,632,000	USD	214,346	Deutsche Bank AG	1/22/15	(4,981)
SEK	133,291,000	USD	18,628,055	Goldman Sachs International	1/22/15	(1,528,480)
SEK	5,085,000	USD	654,196	HSBC Bank PLC	1/22/15	(1,854)
SGD	21,429,000	USD	16,831,613	Citibank N.A.	1/22/15	(664,355)
TRY	21,267,000	USD	9,189,983	Goldman Sachs International	1/22/15	(129,341)
USD	3,011,483	CAD	3,400,000	Bank of America N.A.	1/22/15	86,411
USD	7,950,667	CAD	9,207,000	Bank of America N.A.	1/22/15	29,745
USD	6,680,465	CAD	7,772,000	Deutsche Bank AG	1/22/15	(5,904)
USD	2,333,702	CAD	2,630,000	TD Securities, Inc.	1/22/15	71,073
USD	7,452,156	CHF	7,050,000	Bank of America N.A.	1/22/15	358,390
USD	8,690,884	CHF	8,432,000	BNP Paribas S.A.	1/22/15	206,539
USD	40,101,317	CHF	37,696,012	Morgan Stanley Capital Services LLC	1/22/15	2,171,292

14	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,561,584	CHF	5,452,933	UBS AG	1/22/15	$74,800
USD	4,456,775	DKK	25,841,137	UBS AG	1/22/15	257,024
USD	10,869,177	EUR	8,773,000	BNP Paribas S.A.	1/22/15	250,837
USD	3,937,073	EUR	3,070,477	Citibank N.A.	1/22/15	220,742
USD	7,613,840	EUR	6,237,000	Citibank N.A.	1/22/15	64,930
USD	8,199,563	EUR	6,648,000	Citibank N.A.	1/22/15	153,202
USD	62,754,412	EUR	48,875,942	Citibank N.A.	1/22/15	3,597,753
USD	24,543,423	EUR	19,674,276	Deutsche Bank AG	1/22/15	730,799
USD	2,520,511	EUR	2,049,539	Goldman Sachs International	1/22/15	39,865
USD	8,295,669	EUR	6,677,999	Goldman Sachs International	1/22/15	212,999
USD	8,045,024	EUR	6,470,000	JPMorgan Chase Bank N.A.	1/22/15	214,105
USD	8,169,863	EUR	6,451,000	Royal Bank of Canada	1/22/15	361,939
USD	4,058,666	EUR	3,284,773	TD Securities, Inc.	1/22/15	82,963
USD	3,693,706	EUR	3,007,500	UBS AG	1/22/15	53,599
USD	8,007,490	EUR	6,524,105	UBS AG	1/22/15	111,085
USD	13,483,957	GBP	8,348,000	Citibank N.A.	1/22/15	475,044
USD	14,338,336	GBP	8,931,000	Citibank N.A.	1/22/15	420,919
USD	22,081,711	GBP	13,920,000	Citibank N.A.	1/22/15	389,801
USD	10,296,572	GBP	6,562,000	Credit Suisse International	1/22/15	70,831
USD	7,392,330	GBP	4,734,000	Goldman Sachs International	1/22/15	15,211
USD	7,403,715	GBP	4,629,000	Goldman Sachs International	1/22/15	190,220
USD	14,800,772	GBP	9,430,000	TD Securities, Inc.	1/22/15	105,749
USD	6,397,010	GBP	4,091,324	UBS AG	1/22/15	21,390
USD	4,257	HKD	33,000	Citibank N.A.	1/22/15	2
USD	8,166,336	HKD	63,315,000	Citibank N.A.	1/22/15	1,750
USD	728,351	HKD	5,646,000	State Street Bank and Trust Co.	1/22/15	288
USD	7,304,289	HKD	56,642,000	State Street Bank and Trust Co.	1/22/15	198
USD	9,660,415	HKD	74,930,000	State Street Bank and Trust Co.	1/22/15	(1,947)
USD	7,850,228	JPY	853,761,000	Bank of America N.A.	1/22/15	721,120
USD	7,840,739	JPY	934,155,000	Citibank N.A.	1/22/15	40,321
USD	1,835,585	JPY	194,569,120	Deutsche Bank AG	1/22/15	210,886
USD	3,111,531	JPY	353,055,000	Goldman Sachs Bank USA	1/22/15	163,438
USD	3,939,078	NOK	29,288,000	Deutsche Bank AG	1/22/15	12,009
USD	3,473,774	NOK	25,699,000	Goldman Sachs International	1/22/15	27,934
USD	12,234,625	NZD	15,512,000	Goldman Sachs International	1/22/15	163,984
ZAR	2,240,000	USD	197,428	BNP Paribas S.A.	1/22/15	(4,487)
ZAR	3,667,000	USD	316,099	BNP Paribas S.A.	1/22/15	(245)
ZAR	2,232,000	USD	191,579	Citibank N.A.	1/22/15	673
ZAR	7,441,000	USD	638,752	Citibank N.A.	1/22/15	2,173
ZAR	74,639,000	USD	6,622,359	JPMorgan Chase Bank N.A.	1/22/15	(193,377)
ZAR	6,951,000	USD	588,750	UBS AG	1/22/15	9,970
Total						$(80,276)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

BLACKROCK FUNDS	DECEMBER 31, 2014	15

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$34,671,723	—	$34,671,723
Canada	$70,673,876	—	—	70,673,876
China	87,410,575	24,781,785	—	112,192,360
France	—	71,602,484	—	71,602,484
Germany	—	58,580,678	—	58,580,678
Hong Kong	9,484,360	23,931,628	—	33,415,988
India	16,235,520	24,616,897	—	40,852,417
Indonesia	—	13,014,302	—	13,014,302
Ireland	62,625,540	9,595,369	—	72,220,909
Israel	27,547,290	—	—	27,547,290
Italy	—	28,015,314	—	28,015,314
Japan	—	123,339,349	—	123,339,349
Mexico	8,305,421	—	—	8,305,421
Netherlands	—	56,382,476	—	56,382,476
New Zealand	6,802,807	3,517,859	—	10,320,666
Nigeria	5,999,944	—	—	5,999,944
Norway	—	12,014,905	—	12,014,905
Peru	8,201,216	—	—	8,201,216
South Africa	—	16,428,115	—	16,428,115
South Korea	—	29,102,973	—	29,102,973
Spain	—	28,705,454	—	28,705,454
Sweden	—	15,146,915	—	15,146,915
Switzerland	15,634,032	93,769,660	—	109,403,692
Taiwan	—	9,177,456	—	9,177,456
United Kingdom	47,288,059	189,433,510	$8,723,012	245,444,581
United States	19,556,070	14,553,977	—	34,110,047
Preferred Stocks:
India	—	—	7,876,313	7,876,313
Warrants	—	460,485	—	460,485
Short-Term Securities	—	2,787,361	—	2,787,361

Total	$385,764,710	$883,630,675	$16,599,325	$1,285,994,710

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$12,451,389	—	$12,451,389
Liabilities:
Forward foreign currency exchange contracts	—	(12,531,665)	—	(12,531,665)

Total	—	$(80,276)	—	$(80,276)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

16	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,460,803	—	—	$1,460,803
Liabilities:
Bank overdraft	—	$(254,537)	—	(254,537)
Collateral on securities loaned at value	—	(2,787,361)	—	(2,787,361)

Total	$1,460,803	$(3,041,898)	—	$(1,581,095)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
China	$9,717,142	—	—	$(9,717,142)
Ireland	—	$(9,107,713)	$9,107,713	—
New Zealand	8,650,249	—	—	(8,650,249)
United Kingdom	—	(16,689,993)	16,689,993	—
United States	—	(16,389,885)	16,389,885	—

Total	$18,367,391	$(42,187,591)	$42,187,591	$(18,367,391)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$9,066,043	$5,125,544	$14,191,587
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3]	(343,031)	659,922	316,891
Purchases	—	2,090,847	2,090,847
Sales	—	—	—

Closing Balance, as of December 31, 2014	$8,723,012	$7,876,313	$16,599,325

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014	$(343,031)	$659,922	$316,891

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$8,723,012	Market Comparable Companies	Tangible Book Value Multiple[4]	1.70x
Preferred Stocks	7,876,313	Market Comparable Companies	Current Fiscal Year Revenue Multiple[4]	2.28x
		Options Pricing Model	Years to IPO[5]	3.75
			Risk Free Rate[5]	7.89%
			Volatility[4]	60.00%

Total	$16,599,325

[4]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[5]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	DECEMBER 31, 2014	17

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.5%
Atento SA (a)	109,000	$1,139,050
Consumer Finance — 2.4%
LendingClub Corp. (Acquired 12/12/14, cost $1,804,420) (a)(b)	177,404	4,263,905
TrustBuddy International AB (a)	7,670,007	1,210,192

		5,474,097
Diversified Financial Services — 0.3%
On Deck Capital, Inc. (a)(c)	33,200	744,676
Electronic Equipment, Instruments & Components — 1.2%
Largan Precision Co. Ltd.	18,000	1,347,413
PAX Global Technology Ltd. (a)	1,373,000	1,406,371

		2,753,784
Household Durables — 1.2%
Sony Corp.	135,300	2,761,372
Internet & Catalog Retail — 5.3%
Expedia, Inc.	15,800	1,348,688
Makemytrip Ltd. (a)	54,000	1,403,460
Netflix, Inc. (a)	4,400	1,503,084
The Priceline Group, Inc. (a)	2,290	2,611,081
Qunar Cayman Islands Ltd. — ADR (a)	69,000	1,961,670
Vipshop Holdings Ltd. — ADR (a)	169,600	3,313,984

		12,141,967
Internet Software & Services — 20.4%
Alibaba Group Holding Ltd. — ADR (a)	41,200	4,282,328
Baidu, Inc. — ADR (a)	21,900	4,992,543
comScore, Inc. (a)	38,900	1,806,127
Cvent, Inc. (a)	29,600	824,064
Facebook, Inc., Class A (a)	90,600	7,068,612
Google, Inc., Class A (a)	9,483	5,032,249
Google, Inc., Class C (a)	9,583	5,044,491
Gurunavi, Inc.	44,000	608,007
Hortonworks, Inc. (a)	48,686	1,314,522
LendingClub Corp. (a)	76,300	1,930,390
LinkedIn Corp., Class A (a)	9,600	2,205,216
NAVER Corp.	3,000	1,921,305
New Relic, Inc. (a)	20,000	696,800
Qihoo 360 Technology Co. Ltd. — ADR (a)	22,400	1,282,624
Tencent Holdings Ltd.	317,800	4,598,226
Twitter, Inc. (a)	39,300	1,409,691
YY, Inc. — ADR (a)	21,800	1,359,012

		46,376,207
IT Services — 12.6%
Alliance Data Systems Corp. (a)	18,300	5,234,715
Euronet Worldwide, Inc. (a)	88,375	4,851,788
Fidelity National Information Services, Inc.	42,238	2,627,204
Jack Henry & Associates, Inc.	29,631	1,841,270
Luxoft Holding, Inc. (a)	42,400	1,632,824
MasterCard, Inc., Class A	56,400	4,859,424
VeriFone Systems, Inc. (a)	30,300	1,127,160
Visa, Inc., Class A	19,400	5,086,680
Xerox Corp.	91,400	1,266,804

		28,527,869
Media — 1.9%
Eros International PLC (a)	53,500	1,132,060
Naspers Ltd., N Shares	8,800	1,138,326
Rentrak Corp. (a)	29,600	2,155,472

		4,425,858

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.8%
DuPont Fabros Technology, Inc.	55,100	$1,831,524
Semiconductors & Semiconductor Equipment — 12.2%
ARM Holdings PLC	80,300	1,233,601
ASML Holding NV	20,200	2,182,565
Avago Technologies Ltd.	19,199	1,931,227
Broadcom Corp., Class A	30,700	1,330,231
Cavium, Inc. (a)	32,200	1,990,604
Hermes Microvision, Inc.	46,206	2,310,793
Hua Hong Semiconductor Ltd. (a)	1,275,000	1,683,635
Intel Corp.	160,400	5,820,916
Lam Research Corp.	17,000	1,348,780
Maxim Integrated Products, Inc.	37,000	1,179,190
Novatek Microelectronics Corp.	217,000	1,212,618
NXP Semiconductor NV (a)	28,965	2,212,926
Siliconware Precision Industries Co. Ltd.	897,000	1,351,624
SK Hynix, Inc. (a)	43,100	1,841,897

		27,630,607
Software — 18.9%
Activision Blizzard, Inc.	56,300	1,134,445
Adobe Systems, Inc. (a)	41,600	3,024,320
Autodesk, Inc. (a)	59,500	3,573,570
Globant SA (a)	81,076	1,206,161
Hortonworks, Inc. (Acquired 3/21/14, cost $3,100,459) (a)(b)	127,202	3,262,731
Imperva, Inc. (a)	28,800	1,423,584
Microsoft Corp.	192,400	8,936,980
New Relic, Inc. (Acquired 12/15/14, cost $2,114,612) (a)(b)	74,616	2,469,640
Oracle Corp.	57,400	2,581,278
Proofpoint, Inc. (a)	59,910	2,889,459
PTC, Inc. (a)	37,000	1,356,050
Qlik Technologies, Inc. (a)	45,200	1,396,228
salesforce.com, Inc. (a)	53,200	3,155,292
ServiceNow, Inc. (a)	43,180	2,929,763
Tableau Software, Inc., Class A (a)	17,950	1,521,442
Xero Ltd. (Acquired 10/15/13, cost $2,411,080) (a)(b)	158,560	1,997,506

		42,858,449
Technology Hardware, Storage & Peripherals — 16.4%
Apple Inc.	238,859	26,365,256
Hewlett-Packard Co.	123,800	4,968,094
Nimble Storage, Inc. (a)	51,000	1,402,500
Pegatron Corp.	584,000	1,334,871
Samsung Electronics Co. Ltd.	1,125	1,352,525
SanDisk Corp.	19,500	1,910,610

		37,333,856
Wireless Telecommunication Services — 1.0%
RingCentral, Inc., Class A (a)	84,800	1,265,216
SoftBank Corp.	15,500	922,611

		2,187,827
Total Common Stocks — 95.1%		216,187,143

Preferred Stocks
Internet & Catalog Retail — 0.7%
Snapdeal.com, Series F (Acquired 5/07/14, cost $1,005,934) (a)(b)	143	1,112,590

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Snapdeal.com, Series G (Acquired 10/29/14, cost $396,249) (a)(b)	47	$388,287

		1,500,877
Internet Software & Services — 1.9%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(b)	32,231	4,295,425
Software — 1.6%
MongoDB, Series C (Acquired 12/19/13, cost $1,512,772) (a)(b)	60,303	1,379,130
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(b)	18,759	388,311
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(b)	663	11,311
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(b)	244,700	1,852,379

		3,631,131
Total Preferred Stocks — 4.2%		9,427,433
Total Long-Term Investments (Cost — $160,708,200) — 99.3%		225,614,576

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	2,231,607	$2,231,607
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	$55	54,988
Total Short-Term Securities (Cost — $2,286,595) — 1.0%		2,286,595
Total Investments (Cost — $162,994,795*) — 100.3%		227,901,171
Liabilities in Excess of Other Assets — (0.3)%		(628,406)

Net Assets — 100.0%		$227,272,765

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,304,670

Gross unrealized appreciation	$68,321,462
Gross unrealized depreciation	(3,724,961)

Net unrealized appreciation	$64,596,501

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $21,421,215 and an original cost of $16,332,765, which was 9.4% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,567,506	(4,335,899)	2,231,607	$360
BlackRock Liquidity Series, LLC, Money Market Series	$1,494,487	$(1,439,499)	$54,988	$10,163

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	277,178	USD	353,993	Bank of America N.A.	1/22/15	$(18,512)
GBP	154,000	USD	241,455	The Bank of New York Mellon	1/22/15	(1,473)
GBP	205,000	USD	322,432	The Bank of New York Mellon	1/22/15	(2,975)
GBP	427,000	USD	668,513	The Bank of New York Mellon	1/22/15	(3,107)
GBP	213,000	USD	336,332	Citibank N.A.	1/22/15	(4,409)
SEK	8,553,000	USD	1,151,485	The Bank of New York Mellon	1/22/15	(54,242)
USD	355,529	EUR	277,178	Bank of America N.A.	1/22/15	20,049
USD	1,804,534	GBP	1,124,000	Citibank N.A.	1/22/15	52,974
USD	113,093	HKD	877,000	Citibank N.A.	1/22/15	2
USD	7,623,430	HKD	59,137,000	Morgan Stanley Capital Services LLC	1/22/15	(2,395)
USD	113,614	HKD	881,000	Royal Bank of Scotland PLC	1/22/15	7
USD	183,088	HKD	1,420,000	UBS AG	1/22/15	(24)
USD	2,358,273	NZD	2,990,000	Goldman Sachs International	1/22/15	31,608
USD	1,029,833	ZAR	11,607,000	JPMorgan Chase Bank N.A.	1/22/15	30,072
Total						$47,575

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$1,139,050	—	—	$1,139,050
Consumer Finance	1,210,192	$4,263,905	—	5,474,097
Diversified Financial Services	744,676	—	—	744,676
Electronic Equipment, Instruments & Components	—	2,753,784	—	2,753,784
Household Durables	—	2,761,372	—	2,761,372
Internet & Catalog Retail	12,141,967	—	—	12,141,967
Internet Software & Services	39,248,669	7,127,538	—	46,376,207
IT Services	28,527,869	—	—	28,527,869
Media	3,287,532	1,138,326	—	4,425,858
Real Estate Investment Trusts (REITs)	1,831,524	—	—	1,831,524
Semiconductors & Semiconductor Equipment	17,497,509	10,133,098	—	27,630,607
Software	37,126,078	5,732,371	—	42,858,449
Technology Hardware, Storage & Peripherals	34,646,460	2,687,396	—	37,333,856
Wireless Telecommunication Services	1,265,216	922,611	—	2,187,827
Preferred Stocks:
Internet & Catalog Retail	—	—	$1,500,877	1,500,877
Internet Software & Services	—	—	4,295,425	4,295,425
Software	—	—	3,631,131	3,631,131
Short-Term Securities	2,231,607	54,988	—	2,286,595

Total	$180,898,349	$37,575,389	$9,427,433	$227,901,171

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$134,712	—	$134,712
Liabilities:
Forward foreign currency exchange contracts	—	(87,137)	—	(87,137)

Total	—	$47,575	—	$47,575

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$13,753	—	—	$13,753
Liabilities:
Collateral on securities loaned at value	—	$(54,988)	—	(54,988)

Total	$13,753	$(54,988)	—	$(41,235)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1 [2]	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2 [2]
Assets:
Long-Term Investments:
Software	$2,539,969	—	—	$(2,539,969)

[2] Systematic Fair Value Prices were not utilized at period end for these investments.

BLACKROCK FUNDS	DECEMBER 31, 2014	4

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$153,848	$13,297,420	$13,451,268
Transfers into Level 3	—	—	—
Transfers out of Level 3	(153,848)	(6,912,604)	(7,066,452)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	—	2,646,368	2,646,368
Purchases	—	396,249	396,249
Sales	—	—	—
Closing Balance, as of December 31, 2014	—	$9,427,433	$9,427,433

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014	—	$2,646,368	$2,646,368

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$1,500,877	Market Comparable Companies	Current Fiscal Year Revenue Multiple[2]	2.28x
		Options Pricing Model	Years to IPO[3]	3.75
			Risk Free Rate[3]	7.89%
			Volatility[2]	60.00%
	4,295,425	Probability-Weighted Expected Return Model	Years to IPO[3]	1-3
			IPO Exit Probability[2]	90.00%
			Discount Rate[3]	20.11%
			Margin[2]	20.00%
			Revenue Multiple[2]	10.0x-15.0x
			Projected Gross Revenue[2]	$20-$45[4]
	1,778,752	Market Comparable Companies	2015P Revenue Multiple[2]	11.0x
		Options Pricing Model	Years to IPO[3]	1.5
			Risk Free Rate[3]	0.31%
			Volatility[2]	30.00%
	1,852,379	Market Comparable Companies	2015P Revenue Multiple[2]	14.44x
		Options Pricing Model	Years to IPO[3]	2
			Risk Free Rate[3]	0.57%
			Volatility[2]	45.00%
			Discount Rate on Liquidation Preference[2]	8.00%
Total	$9,427,433

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[4]	Amount is stated in billions.

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
B/E Aerospace, Inc. (a)	146,224	$8,483,916
Exelis, Inc.	437,945	7,677,176
Triumph Group, Inc.	156,824	10,541,709

		26,702,801
Airlines — 1.6%
American Airlines Group, Inc.	285,868	15,331,101
JetBlue Airways Corp. (a)	652,400	10,347,064

		25,678,165
Auto Components — 3.1%
Delphi Automotive PLC	246,800	17,947,296
Lear Corp.	149,660	14,678,653
Visteon Corp. (a)	153,000	16,349,580

		48,975,529
Automobiles — 0.4%
Tesla Motors, Inc. (a)	26,460	5,884,969
Banks — 4.1%
BankUnited, Inc.	724,080	20,976,598
Regions Financial Corp.	1,530,780	16,165,037
SunTrust Banks, Inc.	349,830	14,657,877
Western Alliance Bancorp (a)	452,486	12,579,111

		64,378,623
Beverages — 0.6%
Molson Coors Brewing Co., Class B	120,500	8,979,660
Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc. (a)	73,000	13,507,190
BioMarin Pharmaceutical, Inc. (a)	165,215	14,935,436
Incyte Corp. (a)	134,400	9,825,984
Isis Pharmaceuticals, Inc. (a)	132,700	8,192,898
Karyopharm Therapeutics, Inc. (a)	144,059	5,392,128
Receptos, Inc. (a)	61,600	7,546,616
Vertex Pharmaceuticals, Inc. (a)	61,000	7,246,800

		66,647,052
Capital Markets — 1.7%
Evercore Partners, Inc., Class A	192,700	10,091,699
WisdomTree Investments, Inc.	1,087,627	17,048,553

		27,140,252
Chemicals — 5.0%
Ashland, Inc.	112,500	13,473,000
Axalta Coating Systems Ltd. (a)	455,700	11,857,314
Cytec Industries, Inc.	216,780	10,008,733
Eastman Chemical Co.	178,100	13,510,666
Platform Specialty Products Corp. (a)	618,639	14,364,798
The Valspar Corp.	178,740	15,457,435

		78,671,946
Consumer Finance — 0.7%
LendingClub Corp. (Acquired 12/12/14, cost $4,571,285) (a)(b)	449,432	10,802,098
Containers & Packaging — 1.7%
Crown Holdings, Inc. (a)	414,250	21,085,325
Owens-Illinois, Inc. (a)	232,532	6,276,039

		27,361,364
Diversified Financial Services — 0.3%
On Deck Capital, Inc. (a)(c)	199,600	4,477,028
Electric Utilities — 1.0%
Xcel Energy, Inc.	443,600	15,934,112
Electrical Equipment — 0.5%
Acuity Brands, Inc.	59,530	8,338,367

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	177,860	$9,570,647
CDW Corp.	331,900	11,672,923
Keysight Technologies, Inc. (a)	100,500	3,393,885

		24,637,455
Energy Equipment & Services — 0.4%
U.S. Silica Holdings, Inc.	249,500	6,409,655
Food Products — 3.3%
Bunge Ltd.	101,000	9,181,910
The Hain Celestial Group, Inc. (a)	308,002	17,953,437
Hormel Foods Corp.	222,300	11,581,830
Pinnacle Foods, Inc.	381,100	13,452,830

		52,170,007
Health Care Equipment & Supplies — 3.1%
CareFusion Corp. (a)	262,310	15,565,475
The Cooper Cos., Inc.	62,270	10,093,344
Edwards Lifesciences Corp. (a)	120,400	15,336,552
Intuitive Surgical, Inc. (a)	15,300	8,092,782

		49,088,153
Health Care Providers & Services — 1.8%
HCA Holdings, Inc. (a)	192,660	14,139,317
Universal Health Services, Inc., Class B	123,290	13,717,245

		27,856,562
Hotels, Restaurants & Leisure — 1.8%
Aramark	333,600	10,391,640
Belmond Ltd., Class A (a)	839,105	10,379,729
ClubCorp Holdings, Inc.	425,800	7,634,594

		28,405,963
Household Durables — 2.3%
Jarden Corp. (a)	540,320	25,870,522
The New Home Co., Inc. (a)(c)	50,584	732,456
Toll Brothers, Inc. (a)	278,455	9,542,653

		36,145,631
Household Products — 0.8%
Energizer Holdings, Inc.	102,600	13,190,256
Independent Power and Renewable Electricity Producers — 0.5%
Pattern Energy Group, Inc.	316,699	7,809,797
Industrial Conglomerates — 1.3%
Roper Industries, Inc.	126,620	19,797,037
Insurance — 2.3%
The Hartford Financial Services Group, Inc.	551,000	22,971,190
Reinsurance Group of America, Inc.	150,020	13,144,752

		36,115,942
Internet & Catalog Retail — 0.9%
Liberty Interactive Corp., Class A (a)	390,100	11,476,742
Liberty Ventures, Series A (a)	55,427	2,090,706

		13,567,448
Internet Software & Services — 1.7%
comScore, Inc. (a)	212,205	9,852,678
Hortonworks, Inc. (a)	123,616	3,337,632
LendingClub Corp. (a)	180,700	4,571,710
LinkedIn Corp., Class A (a)	29,200	6,707,532
New Relic, Inc. (a)	71,300	2,484,092

		26,953,644
IT Services — 3.4%
Alliance Data Systems Corp. (a)	76,860	21,985,803
Euronet Worldwide, Inc. (a)	257,573	14,140,758

1	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Fidelity National Information Services, Inc.	279,220	$17,367,484

		53,494,045
Leisure Products — 0.4%
Performance Sports Group Ltd. (a)	325,200	5,850,348
Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc.	201,100	8,233,034
Charles River Laboratories International, Inc. (a)	213,300	13,574,412
Illumina, Inc. (a)	65,830	12,150,901
Thermo Fisher Scientific, Inc.	134,540	16,856,517

		50,814,864
Machinery — 3.1%
Crane Co.	182,700	10,724,490
Snap-on, Inc.	151,170	20,670,986
Stanley Black & Decker, Inc.	179,700	17,265,576

		48,661,052
Media — 2.7%
The E.W. Scripps Co., Class A (a)	255,100	5,701,485
Markit Ltd. (a)	332,500	8,787,975
Media General, Inc. (a)	114,664	1,918,328
Nexstar Broadcasting Group, Inc., Class A	149,600	7,747,784
Sirius XM Holdings, Inc. (a)	4,116,880	14,409,080
Tribune Media Co., Class A (a)	75,300	4,500,681

		43,065,333
Metals & Mining — 0.5%
Constellium NV, Class A (a)	455,672	7,486,691
Oil, Gas & Consumable Fuels — 3.6%
Cabot Oil & Gas Corp.	297,384	8,805,540
Concho Resources, Inc. (a)	96,680	9,643,830
Diamondback Energy, Inc. (a)	81,300	4,860,114
GasLog Ltd.	341,100	6,941,385
GasLog Partners LP (c)	285,000	7,201,950
MarkWest Energy Partners LP — MLP	104,900	7,048,231
Penn Virginia Corp. (a)	545,400	3,643,272
Targa Resources Partners LP — MLP	172,900	8,278,452

		56,422,774
Pharmaceuticals — 2.9%
Mallinckrodt PLC (a)	173,800	17,211,414
Mylan, Inc. (a)	188,100	10,603,197
Perrigo Co. PLC	109,900	18,370,884

		46,185,495
Professional Services — 1.2%
Equifax, Inc.	224,560	18,160,167
Real Estate Investment Trusts (REITs) — 5.3%
Hospitality Properties Trust	451,140	13,985,340
Host Hotels & Resorts, Inc.	782,000	18,588,140
Liberty Property Trust	304,300	11,450,809
RLJ Lodging Trust	468,350	15,703,775
STAG Industrial, Inc.	325,900	7,984,550
Weyerhaeuser Co.	441,313	15,838,724

		83,551,338
Real Estate Management & Development — 1.3%
Kennedy-Wilson Holdings, Inc.	788,900	19,959,170
Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.	498,500	12,422,620
Avago Technologies Ltd.	137,218	13,802,759

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Canadian Solar, Inc. (a)	183,700	$4,443,703
Maxim Integrated Products, Inc.	345,006	10,995,341
NXP Semiconductor NV (a)	166,090	12,689,276

		54,353,699
Software — 4.7%
Autodesk, Inc. (a)	199,700	11,993,982
Hortonworks, Inc. (Acquired 3/21/14, cost $14,233,594) (a)(b)	583,961	14,978,600
King Digital Entertainment PLC (a)	368,900	5,666,304
New Relic, Inc. (Acquired 12/15/14, cost $9,551,576) (a)(b)	337,036	11,155,217
Qlik Technologies, Inc. (a)	272,800	8,426,792
ServiceNow, Inc. (a)	155,100	10,523,535
Tableau Software, Inc., Class A (a)	141,400	11,985,064

		74,729,494
Specialty Retail — 2.4%
Best Buy Co., Inc.	254,900	9,936,002
Cabela’s, Inc. (a)	139,000	7,326,690
Genesco, Inc. (a)	111,990	8,580,674
L Brands, Inc.	135,000	11,684,250

		37,527,616
Technology Hardware, Storage & Peripherals — 0.5%
Nimble Storage, Inc. (a)	290,200	7,980,500
Textiles, Apparel & Luxury Goods — 4.1%
Kate Spade & Co. (a)	276,600	8,853,966
PVH Corp.	107,430	13,769,303
Ralph Lauren Corp.	58,800	10,887,408
Sequential Brands Group, Inc. (a)(d)	2,327,900	30,425,653

		63,936,330
Thrifts & Mortgage Finance — 1.1%
Essent Group Ltd. (a)	400,300	10,291,713
Strategic Growth Bancorp (Acquired 3/10/14,cost $7,599,729) (a)(b)	610,420	6,458,244

		16,749,957
Trading Companies & Distributors — 0.7%
United Rentals, Inc. (a)	116,175	11,851,012
Transportation Infrastructure — 0.7%
Macquarie Infrastructure Co. LLC	164,900	11,722,741
Wireless Telecommunication Services — 2.0%
SBA Communications Corp., Class A (a)	250,830	27,781,931
T-Mobile U.S., Inc. (a)	165,200	4,450,488

		32,232,419
Total Common Stocks — 95.7%		1,506,854,561

Preferred Stocks	Shares	Value
Internet Software & Services — 0.7%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,970) (a)(b)	84,090	11,206,674
Software — 1.0%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,602) (a)(b)	317,888	7,270,098
MongoDB, Series D (Acquired 12/19/13, cost $2,480,799) (a)(b)	98,891	2,047,044

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Software (concluded)
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(b)	3,495	$59,625
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(b)	701,470	5,310,128

		14,686,895
Total Preferred Stocks — 1.7%		25,893,569
Total Long-Term Investments (Cost — $1,101,738,674) — 97.4%		1,532,748,130

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	46,112,738	$46,112,738
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$4,642	4,641,647
Total Short-Term Securities (Cost — $50,754,385) — 3.2%		50,754,385
Total Investments (Cost — $1,152,493,059*) — 100.6%		1,583,502,515
Liabilities in Excess of Other Assets — (0.6)%		(9,639,498)

Net Assets — 100.0%		$1,573,863,017

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,153,242,978

Gross unrealized appreciation	$455,906,093
Gross unrealized depreciation	(25,646,556)

Net unrealized appreciation	$430,259,537

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $69,287,728 and an original cost of $56,017,242, which was 4.4% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended December 31, 2014, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at December 31 2014	Value at December 31, 2014
Sequential Brands Group, Inc.	2,327,900	—	—	2,327,900	$30,425,653

(e)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	73,708,080	(27,595,342)	46,112,738	$4,303	$3,550
BlackRock Liquidity Series, LLC, Money Market Series	$8,060,661	$(3,419,014)	$4,641,647	$12,220	—

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$26,702,801	—	—	$26,702,801
Airlines	25,678,165	—	—	25,678,165
Auto Components	48,975,529	—	—	48,975,529
Automobiles	5,884,969	—	—	5,884,969
Banks	64,378,623	—	—	64,378,623
Beverages	8,979,660	—	—	8,979,660
Biotechnology	66,647,052	—	—	66,647,052
Capital Markets	27,140,252	—	—	27,140,252
Chemicals	78,671,946	—	—	78,671,946
Consumer Finance	—	$10,802,098	—	10,802,098
Containers & Packaging	27,361,364	—	—	27,361,364
Diversified Financial Services	4,477,028	—	—	4,477,028
Electric Utilities	15,934,112	—	—	15,934,112
Electrical Equipment	8,338,367	—	—	8,338,367
Electronic Equipment, Instruments & Components	24,637,455	—	—	24,637,455
Energy Equipment & Services	6,409,655	—	—	6,409,655
Food Products	52,170,007	—	—	52,170,007
Health Care Equipment & Supplies	49,088,153	—	—	49,088,153
Health Care Providers & Services	27,856,562	—	—	27,856,562
Hotels, Restaurants & Leisure	28,405,963	—	—	28,405,963
Household Durables	36,145,631	—	—	36,145,631
Household Products	13,190,256	—	—	13,190,256
Independent Power and Renewable Electricity Producers	7,809,797	—	—	7,809,797
Industrial Conglomerates	19,797,037	—	—	19,797,037
Insurance	36,115,942	—	—	36,115,942
Internet & Catalog Retail	13,567,448	—	—	13,567,448
Internet Software & Services	26,953,644	—	—	26,953,644
IT Services	53,494,045	—	—	53,494,045
Leisure Products	5,850,348	—	—	5,850,348
Life Sciences Tools & Services	50,814,864	—	—	50,814,864
Machinery	48,661,052	—	—	48,661,052
Media	43,065,333	—	—	43,065,333
Metals & Mining	7,486,691	—	—	7,486,691
Oil, Gas & Consumable Fuels	56,422,774	—	—	56,422,774
Pharmaceuticals	46,185,495	—	—	46,185,495
Professional Services	18,160,167	—	—	18,160,167
Real Estate Investment Trusts (REITs)	83,551,338	—	—	83,551,338
Real Estate Management & Development	19,959,170	—	—	19,959,170
Semiconductors & Semiconductor Equipment	54,353,699	—	—	54,353,699
Software	48,595,677	26,133,817	—	74,729,494
Specialty Retail	37,527,616	—	—	37,527,616
Technology Hardware, Storage & Peripherals	7,980,500	—	—	7,980,500
Textiles, Apparel & Luxury Goods	63,936,330	—	—	63,936,330
Thrifts & Mortgage Finance	10,291,713	—	$6,458,244	16,749,957
Trading Companies & Distributors	11,851,012	—	—	11,851,012
Transportation Infrastructure	11,722,741	—	—	11,722,741
Wireless Telecommunication Services	32,232,419	—	—	32,232,419
Preferred Stocks:
Internet Software & Services	—	—	11,206,674	11,206,674
Software	—	—	14,686,895	14,686,895

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Short-Term Securities	46,112,738	4,641,647	—	50,754,385

Total	$1,509,573,140	$41,577,562	$32,351,813	$1,583,502,515

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, collateral on securities loaned at value of $4,641,647 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2014	$7,756,059	$47,325,756	$55,081,815
Transfers into Level 3	—	—	—
Transfers out of Level 3	(717,916)	(27,759,025)	(28,476,941)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(579,899)	6,326,838	5,746,939
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of December 31, 2014	$6,458,244	$25,893,569	$32,351,813

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014	$(579,899)	$6,326,838	$5,746,939

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$6,458,244	Market Comparable Companies	Tangible Book Value Multiple[2]	1.51x
Preferred Stocks	11,206,674	Probability-Weighted Expected Return Model	Years to IPO[3]	1-3
			IPO Exit Probability[2]	90.00%
			Discount Rate[3]	20.11%
			Margin[2]	20.00%
			Revenue Multiple[2]	10.0x-15.0x
			Projected Gross Revenue[2]	$20-$45[4]
	9,376,767	Market Comparable Companies	2015P Revenue Multiple[2]	11.0x
		Options Pricing Model	Years to IPO[3]	1.5
			Risk Free Rate[3]	0.31%
			Volatility[2]	30.00%
	5,310,128	Market Comparable Companies	2015P Revenue Multiple[2]	14.44x
		Options Pricing Model	Years to IPO[3]	2
			Risk Free Rate[3]	0.57%
			Volatility[2]	45.00%
			Discount Rate on Liquidation Preference[2]	8.00%
Total	$32,351,813

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[4]	Amount is stated in billions.

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Consolidated Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 7.0%
Japan Airlines Co. Ltd.	1,363,200	$40,417,594
Automobiles — 0.6%
Bayerische Motoren Werke AG	29,400	3,172,805
Capital Markets — 0.6%
Atlas Mara Co-Nvest Ltd. (a)	388,636	3,266,486
Freedom Pay, Inc. (a)	43,051	—

		3,266,486
Chemicals — 0.5%
CF Industries Holdings, Inc.	10,500	2,861,670
Consumer Finance — 1.6%
Ally Financial, Inc. (a)	232,750	5,497,555
Ally Financial, Inc. (a)	152,400	3,599,688

		9,097,243
Diversified Consumer Services — 6.4%
Houghton Mifflin Harcourt Co. (a)	1,785,317	36,973,915
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	79,900	11,996,985
Food & Staples Retailing — 2.5%
Magnit PJSC — GDR	25,000	1,135,000
Wal-Mart Stores, Inc.	155,500	13,354,340

		14,489,340
Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc.	302,400	30,569,616
Insurance — 7.3%
American International Group, Inc.	324,600	18,180,846
FNF Group	690,200	23,777,390

		41,958,236
Internet & Catalog Retail — 5.0%
Orbitz Worldwide, Inc. (a)	3,478,040	28,624,269
Internet Software & Services — 1.1%
Google, Inc., Class A (a)	11,400	6,049,524
IT Services — 4.2%
Leidos Holdings, Inc.	181,460	7,897,139
ServiceSource International, Inc. (a)	1,000,000	4,680,000
Visa, Inc., Class A	44,000	11,536,800

		24,113,939
Media — 14.0%
CBS Corp., Class B	172,300	9,535,082
Comcast Corp., Class A	163,700	9,496,237
Liberty Global PLC, Series A (a)	72,100	3,619,781
Liberty Global PLC, Series C (a)	144,700	6,990,457
Media General, Inc. (a)(b)	371,600	6,216,868
Nexstar Broadcasting Group, Inc., Class A	45,000	2,330,550
Sinclair Broadcast Group, Inc., Class A	1,552,904	42,487,453

		80,676,428
Metals & Mining — 0.1%
Kinross Gold Corp. (a)	190,000	535,800
Multiline Retail — 2.4%
Walgreens Boots Alliance, Inc.	182,600	13,914,120

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 11.7%
Canadian Natural Resources Ltd.	111,200	$3,438,031
EP Energy Corp., Class A (a)	172,300	1,798,812
EQT Corp.	113,070	8,559,399
Gazprom OAO — ADR	646,300	3,005,295
Kinder Morgan, Inc.	153,100	6,477,661
Laredo Petroleum, Inc. (a)	92,600	958,410
Marathon Petroleum Corp.	58,100	5,244,106
Occidental Petroleum Corp.	86,300	6,956,643
Painted Pony Petroleum Ltd. (a)	897,600	7,146,497
Suncor Energy, Inc.	682,300	21,683,494
Viper Energy Partners LP	102,200	1,852,886

		67,121,234
Pharmaceuticals — 1.2%
Pfizer, Inc.	228,600	7,120,890
Real Estate Investment Trusts (REITs) — 1.7%
American Capital Agency Corp.	37,700	822,991
Annaly Capital Management, Inc.	843,500	9,118,235

		9,941,226
Road & Rail — 0.0%
Globaltrans Investment PLC — GDR	41,192	208,020
Semiconductors & Semiconductor Equipment — 8.0%
Micron Technology, Inc. (a)	873,300	30,574,233
Samsung Electronics Co. Ltd., Preference Shares	11,800	11,098,732
SK Hynix, Inc. (a)	99,600	4,256,448

		45,929,413
Software — 1.7%
Activision Blizzard, Inc.	476,320	9,597,848
Total Common Stocks — 85.0%		488,636,601

Preferred Stocks
Real Estate Investment Trusts (REITs) — 1.1%
American Capital Agency Corp	240,800	6,027,224

Investment Companies
iShares Gold Trust (a)(c)	2,014,000	23,040,160
SPDR Gold Shares (a)(c)	209,100	23,749,578
Total Investment Companies — 8.1%		46,789,738

Participation Notes (a)
Semiconductors & Semiconductor Equipment — 2.5%
Merrill Lynch International (Samsung Electronics Co. Ltd.), due 8/26/15	12,000	14,487,559
Total Long-Term Investments (Cost — $477,488,771) — 96.7%		555,941,122

Portfolio Abbreviations

ADR	American Depositary Receipts	EUR	Euro	KRW	Korean Won
CAD	Canadian Dollar	GDR	Global Depositary Receipts	OTC	Over-the-counter
CVR	Contingent Value Rights	JPY	Japanese Yen	USD	U.S. Dollar

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	16,080,986	$16,080,986
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)(f)	$5,565	5,565,000
Total Short-Term Securities (Cost — $21,645,986) — 3.8%		21,645,986

Options Purchased
(Cost — $1,372,230) — 0.0%		199,221

Value
Total Investments Before Options Written (Cost — $500,506,987) — 100.5%	$577,786,329

Options Written
(Premiums Received — $761,171) — (0.3)%	(1,490,284)
Total Investments Net of Options Written — 100.2%	576,296,045
Liabilities in Excess of Other Assets — (0.2)%	(1,139,595)

Net Assets — 100.0%	$575,156,450

Notes to Consolidated Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$502,179,921

Gross unrealized appreciation	$92,419,960
Gross unrealized depreciation	(16,813,552)

Net unrealized appreciation	$75,606,408

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of Security is held by a wholly owned subsidiary.

(d)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Shares Purchased		Shares Sold		Shares/Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	49,141,411	—		33,060,425	[1]	16,080,986	$16,080,986	$4,914	$3,191
BlackRock Liquidity Series, LLC, Money Market Series	—	5,565,000	[2]	—		$5,565,000	$5,565,000	$70,488	—
iShares Gold Trust	946,100	1,314,000		246,100		2,014,000	$23,040,160	—	$(182,082)

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
284	Nikkei 225 Index	Chicago Mercantile	March 2015	USD	20,521,122	$(159,201)
303	MSCI Emerging Markets E-Mini Index	Intercontinental Exchange	March 2015	USD	14,509,155	(329,776)
177	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2015	USD	21,252,390	(558,569)
Total						$(1,047,546)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,417,268	USD	1,793,528	Bank of America N.A.	1/22/15	$(78,148)

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,312,133	USD	4,241,388	BNP Paribas S.A.	1/22/15	$(232,571)
EUR	2,864,045	USD	3,574,970	BNP Paribas S.A.	1/22/15	(108,492)
EUR	1,129,734	USD	1,437,528	Citibank N.A.	1/22/15	(70,163)
EUR	1,617,376	USD	2,003,361	Citibank N.A.	1/22/15	(45,781)
EUR	1,605,670	USD	1,987,232	The Bank of New York Mellon	1/22/15	(43,820)
USD	1,202,656	CAD	1,360,000	Deutsche Bank AG	1/22/15	32,628
USD	11,964,229	CAD	13,587,000	Goldman Sachs Bank USA	1/22/15	275,127
USD	18,946,480	EUR	14,833,841	Goldman Sachs Bank USA	1/22/15	992,443
USD	3,185,755	JPY	376,539,710	BNP Paribas S.A.	1/22/15	41,559
USD	232,335	JPY	24,825,000	Citibank N.A.	1/22/15	25,040
USD	3,218,267	JPY	378,659,933	Goldman Sachs Bank USA	1/22/15	56,366
USD	36,482,447	JPY	3,852,297,540	Morgan Stanley Capital Services LLC	1/22/15	4,314,840
USD	3,139,203	KRW	3,438,055,401	JPMorgan Chase Bank N.A.	1/22/15	15,033
USD	12,939,850	KRW	13,824,547,705	Royal Bank of Scotland PLC	1/22/15	377,447
Total						$5,551,508

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put	Strike Price		Expiration Date	Contracts	Market Value
American Tower Corp.	Put	USD	87.50	1/17/15	184	$3,680
Arcelor Mittal	Put	USD	12.00	1/17/15	1,740	174,000
Total						$177,680

•	As of December 31, 2014, OTC options purchased were as follows:

Description	Counterparty	Put	Strike Price		Expiration Date	Contracts	Market Value
ANA Holdings, Inc.	Citibank N.A.	Put	JPY	254.26	2/06/15	2,570,000	$11,566
ANA Holdings, Inc.	Citibank N.A.	Put	JPY	252.57	2/06/15	2,570,000	6,437
ANA Holdings, Inc.	Citibank N.A.	Put	JPY	250.74	2/10/15	1,285,000	3,538
Total							$21,541

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Call	Strike Price		Expiration Date	Contracts	Market Value
UnitedHealth Group, Inc.	Call	USD	97.00	1/02/15	1,800	$(801,000)
Comcast Corp.	Call	USD	55.50	1/09/15	245	(66,885)
Ally Financial, Inc.	Call	USD	24.00	1/17/15	350	(14,000)
EQT Corp.	Call	USD	85.00	1/17/15	295	(7,375)
Suncor Energy, Inc.	Call	USD	33.00	1/17/15	1,365	(66,885)
Walgreens Boots Alliance, Inc.	Call	USD	67.50	1/17/15	455	(400,400)
Wal-Mart Stores, Inc.	Call	USD	85.00	1/17/15	258	(42,183)
American International Group, Inc.	Call	USD	56.00	1/23/15	974	(91,556)
Total						$(1,490,284)

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Amount		Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
KOSPI 200 Future
Contract March 2015	KRW 21,336,750,000	[1]	UBS AG	3/12/15	KRW 174	$118,728	—	$118,728

[1]	Fund pays the fixed amount and receives the total return of the reference entity.

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	—	$40,417,594	—	$40,417,594
Automobiles	—	3,172,805	—	3,172,805
Capital Markets	$3,266,486	—	—	3,266,486
Chemicals	2,861,670	—	—	2,861,670
Consumer Finance	3,599,688	5,497,555	—	9,097,243
Diversified Consumer Services	36,973,915	—	—	36,973,915
Diversified Financial Services	11,996,985	—	—	11,996,985
Food & Staples Retailing	14,489,340	—	—	14,489,340
Health Care Providers & Services	30,569,616	—	—	30,569,616
Insurance	41,958,236	—	—	41,958,236
Internet & Catalog Retail	28,624,269	—	—	28,624,269
Internet Software & Services	6,049,524	—	—	6,049,524
IT Services	24,113,939	—	—	24,113,939
Media	80,676,428	—	—	80,676,428
Metals & Mining	535,800	—	—	535,800
Multiline Retail	13,914,120	—	—	13,914,120
Oil, Gas & Consumable Fuels	67,121,234	—	—	67,121,234
Pharmaceuticals	7,120,890	—	—	7,120,890
Real Estate Investment Trusts (REITs)	9,941,226	—	—	9,941,226
Road & Rail	208,020	—	—	208,020
Semiconductors & Semiconductor Equipment	30,574,233	15,355,180	—	45,929,413
Software	9,597,848	—	—	9,597,848
Investment Companies	46,789,738	—	—	46,789,738
Preferred Stocks	6,027,224	—	—	6,027,224
Participation Notes:
Semiconductors & Semiconductor Equipment	—	14,487,559	—	14,487,559
Short-Term Securities	16,080,986	5,565,000	—	21,645,986
Options Purchased:
Equity Contracts	177,680	21,541	—	199,221

Total	$493,269,095	$84,517,234	—	$577,786,329

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$118,728	—	$118,728
Foreign currency exchange contracts	—	6,130,483	—	6,130,483
Liabilities:
Equity contracts	$(2,537,830)	—	—	(2,537,830)
Foreign currency exchange contracts	—	(578,975)	—	(578,975)

Total	$(2,537,830)	$5,670,236	—	$3,132,406

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,511,000	—	—	$2,511,000
Foreign currency at value	1,951	—	—	1,951
Liabilities:
Cash received as collateral for OTC derivatives	—	$(100,000)	—	(100,000)
Collateral on securities loaned at value	—	(5,565,000)	—	(5,565,000)

Total	$2,512,951	$(5,665,000)	—	$(3,152,049)

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Air Freight & Logistics — 1.4%
XPO Logistics, Inc. (a)	130,220	$5,323,394
Airlines — 2.6%
Spirit Airlines, Inc. (a)	135,011	10,204,131
Banks — 2.6%
First Republic Bank	113,411	5,910,981
SVB Financial Group (a)	35,304	4,097,735

		10,008,716
Beverages — 1.5%
Constellation Brands, Inc., Class A (a)	61,310	6,018,803
Biotechnology — 8.7%
BioMarin Pharmaceutical, Inc. (a)	103,653	9,370,231
United Therapeutics Corp. (a)	103,808	13,442,098
Vertex Pharmaceuticals, Inc. (a)	94,887	11,272,576

		34,084,905
Capital Markets — 1.9%
Affiliated Managers Group, Inc. (a)	34,592	7,341,806
Commercial Services & Supplies — 2.7%
KAR Auction Services, Inc.	189,419	6,563,368
Waste Connections, Inc.	89,682	3,945,111

		10,508,479
Construction & Engineering — 0.2%
Louis XIII Holdings Ltd. (a)(b)	1,385,000	602,113
Diversified Consumer Services — 1.6%
H&R Block, Inc.	184,874	6,226,556
Diversified Financial Services — 2.5%
Moody’s Corp.	104,183	9,981,773
Electrical Equipment — 2.9%
Acuity Brands, Inc.	37,672	5,276,717
AMETEK, Inc.	111,881	5,888,297

		11,165,014
Food & Staples Retailing — 1.9%
Sprouts Farmers Market, Inc. (a)	220,923	7,506,964
Food Products — 1.8%
Mead Johnson Nutrition Co.	68,949	6,932,133
Health Care Equipment & Supplies — 1.5%
The Cooper Cos., Inc.	35,682	5,783,695
Health Care Technology — 2.3%
athenahealth, Inc. (a)(b)	33,113	4,824,564
IMS Health Holdings, Inc. (a)	166,764	4,275,829

		9,100,393
Hotels, Restaurants & Leisure — 2.6%
Restaurant Brands International, Inc. (a)	162,968	6,362,271
Wynn Resorts Ltd.	26,958	4,010,272

		10,372,543
Household Durables — 1.9%
Jarden Corp. (a)	158,130	7,571,264
Internet & Catalog Retail — 12.2%
Liberty TripAdvisor Holdings, Inc., Class A (a)	415,835	11,185,962
Liberty Ventures, Series A (a)	378,636	14,282,150
Netflix, Inc. (a)	31,198	10,657,549
TripAdvisor, Inc. (a)	53,438	3,989,681
Vipshop Holdings Ltd. — ADR (a)	382,997	7,483,761

		47,599,103

Common Stocks	Shares	Value
Internet Software & Services — 4.5%
CoStar Group, Inc. (a)	36,967	$6,788,250
LinkedIn Corp., Class A (a)	46,957	10,786,493

		17,574,743
IT Services — 6.3%
Alliance Data Systems Corp. (a)	33,716	9,644,462
FleetCor Technologies, Inc. (a)	76,303	11,347,019
WEX, Inc. (a)	38,491	3,807,530

		24,799,011
Media — 7.2%
Charter Communications, Inc., Class A (a)	37,516	6,250,916
The Madison Square Garden Co., Class A (a)	150,962	11,361,400
Schibsted ASA	119,093	7,552,803
Starz, Class A (a)	97,236	2,887,909

		28,053,028
Multiline Retail — 2.5%
Dollar General Corp. (a)	140,524	9,935,047
Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc. (a)	49,901	4,977,625
Pharmaceuticals — 7.1%
Catalent, Inc. (a)	340,740	9,499,831
Mallinckrodt PLC (a)	59,760	5,918,033
Pacira Pharmaceuticals, Inc. (a)	44,220	3,920,545
Perrigo Co. PLC	50,310	8,409,820

		27,748,229
Road & Rail — 0.7%
Genesee & Wyoming, Inc., Class A (a)	30,307	2,725,205
Software — 2.6%
Check Point Software Technologies Ltd. (a)	68,831	5,408,052
Workday, Inc., Class A (a)	58,445	4,769,696

		10,177,748
Specialty Retail — 3.9%
The Men’s Wearhouse, Inc.	152,816	6,746,826
Restoration Hardware Holdings, Inc. (a)	90,061	8,646,757

		15,393,583
Textiles, Apparel & Luxury Goods — 4.9%
Kate Spade & Co. (a)	229,887	7,358,683
lululemon athletica, Inc. (a)	120,467	6,720,854
Under Armour, Inc., Class A (a)	76,467	5,192,109

		19,271,646
Wireless Telecommunication Services — 2.6%
SBA Communications Corp., Class A (a)	91,070	10,086,913
Total Common Stocks — 96.4%		377,074,563

Preferred Stocks
Internet Software & Services — 2.7%
Uber Technologies, Inc., Series D (Acquired 3/20/14, cost $5,000,911) (a)(c)	80,592	10,740,496
Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	3,472,450
Total Preferred Stocks — 3.6%		14,212,946

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Warrants (d)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	81,252	—
Total Long-Term Investments (Cost — $311,516,063) — 100.0%		$391,287,509

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	760,323	760,323

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$5,387	$5,386,849
Total Short-Term Securities (Cost — $6,147,172) — 1.6%		6,147,172
Total Investments (Cost — $317,663,235) — 101.6%		397,434,681
Liabilities in Excess of Other Assets — (1.6)%		(6,286,672)

Net Assets — 100.0%		$391,148,009

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$318,178,027

Gross unrealized appreciation	$83,956,676
Gross unrealized depreciation	(4,700,022)

Net unrealized appreciation	$79,256,654

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $14,212,946 and an original cost of $7,812,816 which was 3.6% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,739,599	(979,276)	760,323	$377
BlackRock Liquidity Series, LLC, Money Market Series	$15,352,860	$(9,966,011)	$5,386,849	$26,159

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Air Freight & Logistics	$5,323,394	—	—	$5,323,394
Airlines	10,204,131	—	—	10,204,131
Banks	10,008,716	—	—	10,008,716
Beverages	6,018,803	—	—	6,018,803
Biotechnology	34,084,905	—	—	34,084,905
Capital Markets	7,341,806	—	—	7,341,806
Commercial Services & Supplies	10,508,479	—	—	10,508,479
Construction & Engineering	—	$602,113	—	602,113
Diversified Consumer Services	6,226,556	—	—	6,226,556
Diversified Financial Services	9,981,773	—	—	9,981,773
Electrical Equipment	11,165,014	—	—	11,165,014
Food & Staples Retailing	7,506,964	—	—	7,506,964
Food Products	6,932,133	—	—	6,932,133
Health Care Equipment & Supplies	5,783,695	—	—	5,783,695
Health Care Technology	9,100,393	—	—	9,100,393
Hotels, Restaurants & Leisure	10,372,543	—	—	10,372,543
Household Durables	7,571,264	—	—	7,571,264
Internet & Catalog Retail	47,599,103	—	—	47,599,103
Internet Software & Services	17,574,743	—	—	17,574,743
IT Services	24,799,011	—	—	24,799,011
Media	20,500,225	7,552,803	—	28,053,028
Multiline Retail	9,935,047	—	—	9,935,047
Oil, Gas & Consumable Fuels	4,977,625	—	—	4,977,625
Pharmaceuticals	27,748,229	—	—	27,748,229
Road & Rail	2,725,205	—	—	2,725,205
Software	10,177,748	—	—	10,177,748
Specialty Retail	15,393,583	—	—	15,393,583
Textiles, Apparel & Luxury Goods	19,271,646	—	—	19,271,646
Wireless Telecommunication Services	10,086,913	—	—	10,086,913
Preferred Stocks:
Internet Software & Services	—	—	$10,740,496	10,740,496
Software	—	—	3,472,450	3,472,450
Warrants	—	—	—	—
Short-Term Securities	760,323	5,386,849	—	6,147,172

Total	$369,679,970	$13,541,765	$14,212,946	$397,434,681

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,448	—	—	$1,448
Liabilities:
Collateral on securities loaned at value	—	$(5,386,849)	—	(5,386,849)

Total	$1,448	$(5,386,849)	—	$(5,385,401)

During the period ended December 31, 2014, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2014	$7,812,816
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	6,400,130
Purchases	—
Sales	—
Closing balance, as of December 31, 2014	$14,212,946

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$6,400,130

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$10,740,496	Probability-Weighted Expected Return Model	Years to IPO[2]	1-3
			IPO Exit Probability[3]	90.00%
			Discount Rate[2]	20.11%
			Margin[3]	20.00%
			Revenue Multiple[3]	10.0x-15.0x
			Projected Gross Revenue[3]	$20-$45[4]
	3,472,450	Market Comparable Companies	2015P Revenue Multiple[3]	14.44x
		Options Pricing Model	Years to IPO[2]	2
			Risk Free Rate[2]	0.57%
			Volatility[3]	45.00%
			Discount Rate on Liquidation Preference[3]	8.00%
Total	$14,212,946

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[4]	Amount is stated in billions.

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Ducommun, Inc. (a)	100,832	$2,549,033
Moog, Inc., Class A (a)	25,204	1,865,852
Taser International, Inc. (a)	161,531	4,277,341
Vectrus, Inc. (a)	20,595	564,303

		9,256,529
Airlines — 1.8%
American Airlines Group, Inc.	12,816	687,322
JetBlue Airways Corp. (a)	732,310	11,614,437
Virgin America, Inc. (a)	59,016	2,552,442

		14,854,201
Auto Components — 3.3%
Lear Corp.	2,217	217,443
Stoneridge, Inc. (a)	46,959	603,893
Tenneco, Inc. (a)	243,416	13,779,780
Tower International, Inc. (a)	471,636	12,050,300

		26,651,416
Banks — 1.8%
CommunityOne Bancorp (a)	29,762	340,775
Glacier Bancorp, Inc.	29,657	823,575
Texas Capital Bancshares, Inc. (a)	221,540	12,036,268
Umpqua Holdings Corp.	58,191	989,829

		14,190,447
Biotechnology — 9.6%
ACADIA Pharmaceuticals, Inc. (a)	28,684	910,717
Acorda Therapeutics, Inc. (a)	77,514	3,167,997
Actinium Pharmaceuticals, Inc. (a)	32,792	193,145
Agios Pharmaceuticals, Inc. (a)	9,303	1,042,308
Alder Biopharmaceuticals, Inc. (a)	61,638	1,793,049
Amicus Therapeutics, Inc. (a)	167,556	1,394,066
BIND Therapeutics, Inc. (a)(b)	82,364	444,766
BioSpecifics Technologies Corp. (a)	44,785	1,729,597
Bluebird Bio, Inc. (a)	6,603	605,627
Celldex Therapeutics, Inc. (a)	10,192	186,004
Cepheid, Inc. (a)	41,346	2,238,472
China Biologic Products, Inc. (a)	22,773	1,531,029
Coherus Biosciences, Inc. (a)	13,021	212,503
Concert Pharmaceuticals, Inc. (a)	136,902	1,823,535
Cytokinetics, Inc. (a)	173,037	1,386,026
Dyax Corp. (a)	233,944	3,289,253
Emergent Biosolutions, Inc. (a)	61,144	1,664,951
Enanta Pharmaceuticals, Inc. (a)	40,769	2,073,104
Enzon Pharmaceuticals, Inc.	631,173	687,979
Epizyme, Inc. (a)	24,950	470,807
Exact Sciences Corp. (a)(b)	32,847	901,322
FibroGen, Inc. (a)	13,812	377,620
Five Prime Therapeutics, Inc. (a)	76,629	2,068,983
Harvard Apparatus Regenerative Technology, Inc. (a)	84,747	269,495
Hyperion Therapeutics, Inc. (a)	81,347	1,952,328
Immune Design Corp. (a)	4,047	124,567
Infinity Pharmaceuticals, Inc. (a)	140,193	2,367,860
Inovio Pharmaceuticals, Inc. (a)(b)	55,708	511,399
Ironwood Pharmaceuticals, Inc. (a)	25,649	392,943
Isis Pharmaceuticals, Inc. (a)	93,952	5,800,596
Kindred Biosciences, Inc. (a)	61,634	459,173
Ligand Pharmaceuticals, Inc., Class B (a)	47,652	2,535,563
Loxo Oncology, Inc. (a)(b)	17,257	202,770
Macrogenics, Inc. (a)	59,884	2,100,132
Merrimack Pharmaceuticals, Inc. (a)	229,145	2,589,339
Momenta Pharmaceuticals, Inc. (a)	32,937	396,561
Myriad Genetics, Inc. (a)	5,039	171,628

Common Stocks	Shares	Value
Biotechnology (concluded)
Neurocrine Biosciences, Inc. (a)	14,372	$321,070
Novavax, Inc. (a)	10,802	64,056
NPS Pharmaceuticals, Inc. (a)	133,079	4,760,236
OncoGenex Pharmaceuticals, Inc. (a)	154,513	353,835
OncoMed Pharmaceuticals, Inc. (a)	15,499	337,258
Ophthotech Corp. (a)	25,567	1,147,191
OPKO Health, Inc. (a)	50,947	508,961
Otonomy, Inc. (a)	12,428	414,225
PDL BioPharma, Inc.	337,509	2,602,194
Peregrine Pharmaceuticals, Inc. (a)(b)	397,467	552,479
Prothena Corp. PLC (a)	52,143	1,082,489
Puma Biotechnology, Inc. (a)	15,250	2,886,367
Receptos, Inc. (a)	10,920	1,337,809
Repligen Corp. (a)	52,552	1,040,530
Rigel Pharmaceuticals, Inc. (a)	380,863	864,559
SAGE Therapeutics, Inc. (a)	22,746	832,504
Sangamo Biosciences, Inc. (a)	157,093	2,389,384
Sorrento Therapeutics, Inc. (a)	40,323	406,053
Spectrum Pharmaceuticals, Inc. (a)	225,195	1,560,601
Synageva BioPharma Corp. (a)	6,035	559,988
Threshold Pharmaceuticals, Inc. (a)	47,898	152,316
Trevena, Inc. (a)	148,470	887,851
United Therapeutics Corp. (a)	3,434	444,669
Versartis, Inc. (a)	22,975	515,789
Vitae Pharmaceuticals, Inc. (a)	73,909	1,229,846
Xencor, Inc. (a)	8,619	138,249

		77,457,723
Building Products — 0.1%
PGT, Inc. (a)	95,288	917,623
Capital Markets — 0.8%
Evercore Partners, Inc., Class A	69,431	3,636,101
Marcus & Millichap, Inc. (a)	20,055	666,829
RCS Capital Corp., Class A (b)	76,500	936,360
Westwood Holdings Group, Inc.	20,935	1,294,202

		6,533,492
Chemicals — 0.6%
Landec Corp. (a)	13,484	186,214
OM Group, Inc.	18,146	540,751
PolyOne Corp.	72,849	2,761,706
Trinseo SA (a)	88,389	1,542,388

		5,031,059
Commercial Services & Supplies — 0.6%
Atento SA (a)	160,334	1,675,490
Hudson Technologies, Inc. (a)	36,443	137,390
Performant Financial Corp. (a)	38,954	259,044
SP Plus Corp. (a)	89,830	2,266,411
Viad Corp.	4,569	121,810

		4,460,145
Communications Equipment — 3.1%
Aruba Networks, Inc. (a)	444,820	8,086,828
Aviat Networks, Inc. (a)	201,039	301,558
Calix, Inc. (a)	276,850	2,774,037
Plantronics, Inc.	24,521	1,300,103
Polycom, Inc. (a)	61,424	829,224
ShoreTel, Inc. (a)	457,298	3,361,140
Sonus Networks, Inc. (a)	2,046,988	8,126,542

		24,779,432
Construction & Engineering — 0.0%
Tutor Perini Corp. (a)	2,755	66,313

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Finance — 0.3%
LendingClub Corp. (Acquired 4/15/14, cost $1,161,150) (a)	114,160	$2,743,836
Containers & Packaging — 1.0%
Graphic Packaging Holding Co. (a)	560,918	7,639,703
Distributors — 0.9%
Core-Mark Holding Co., Inc.	113,938	7,056,180
Diversified Consumer Services — 1.8%
Collectors Universe, Inc.	69,946	1,459,074
K12, Inc. (a)	22,302	264,725
LifeLock, Inc. (a)	371,415	6,874,892
ServiceMaster Global Holdings, Inc. (a)	120,141	3,216,175
Steiner Leisure Ltd. (a)	59,894	2,767,702

		14,582,568
Diversified Financial Services — 0.2%
JG Wentworth Co. (a)	159,147	1,696,507
Diversified Telecommunication Services — 1.5%
Inteliquent, Inc.	287,857	5,650,633
Intelsat SA (a)	164,037	2,847,682
Leap Wireless International, Inc. (a)	11,529	29,053
Premiere Global Services, Inc. (a)	151,857	1,612,721
Vonage Holdings Corp. (a)	412,686	1,572,334

		11,712,423
Electrical Equipment — 1.7%
EnerSys, Inc.	224,052	13,828,489
Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. (a)	87,714	7,759,180
Cognex Corp. (a)	29,461	1,217,623
DTS, Inc. (a)	15,591	479,423
Kimball Electronics, Inc. (a)	41,917	503,842
Methode Electronics, Inc.	35,921	1,311,476
Newport Corp. (a)	411,538	7,864,491
OSI Systems, Inc. (a)	55,917	3,957,246
RealD, Inc. (a)	411,068	4,850,602
Sanmina Corp. (a)	24,639	579,756

		28,523,639
Energy Equipment & Services — 0.4%
C&J Energy Services, Inc. (a)	92,677	1,224,263
CHC Group Ltd. (a)	287,539	925,876
Matrix Service Co. (a)	56,940	1,270,901

		3,421,040
Food Products — 1.5%
Freshpet, Inc. (a)(b)	11,535	196,787
J&J Snack Foods Corp.	1,145	124,542
Omega Protein Corp. (a)	111,816	1,181,895
Pilgrim’s Pride Corp. (a)(b)	110,530	3,624,279
Sanderson Farms, Inc. (b)	78,338	6,582,350
Seaboard Corp. (a)	44	184,710

		11,894,563
Gas Utilities — 0.0%
Southwest Gas Corp.	3,416	211,143
Health Care Equipment & Supplies — 5.2%
Align Technology, Inc. (a)	84,427	4,720,314
Anika Therapeutics, Inc. (a)	127,363	5,188,769
Cyberonics, Inc. (a)	8,362	465,596
Dexcom, Inc. (a)	80,362	4,423,928
Greatbatch, Inc. (a)	9,631	474,808
ICU Medical, Inc. (a)	34,167	2,798,277
Natus Medical, Inc. (a)	19,061	686,958
Nevro Corp. (a)	5,584	215,933
Orthofix International NV (a)	17,581	528,485

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
RTI Surgical, Inc. (a)	38,703	$201,256
STERIS Corp.	212,714	13,794,503
SurModics, Inc. (a)	72,281	1,597,410
Symmetry Surgical, Inc. (a)	171,474	1,335,782
Thoratec Corp. (a)	72,724	2,360,621
Zeltiq Aesthetics, Inc. (a)	113,794	3,175,991

		41,968,631
Health Care Providers & Services — 5.8%
Alliance HealthCare Services, Inc. (a)	17,061	358,110
AMN Healthcare Services, Inc. (a)	210,935	4,134,326
Centene Corp. (a)	54,864	5,697,626
Corvel Corp. (a)	80,780	3,006,632
Five Star Quality Care, Inc. (a)	123,029	510,570
Health Net, Inc. (a)	181,311	9,705,578
HealthSouth Corp.	158,706	6,103,833
Team Health Holdings, Inc. (a)	291,894	16,792,662

		46,309,337
Health Care Technology — 0.7%
Omnicell, Inc. (a)	173,366	5,741,882
Hotels, Restaurants & Leisure — 3.0%
Brinker International, Inc.	125,597	7,371,288
Diamond Resorts International, Inc. (a)	157,373	4,390,707
Intrawest Resorts Holdings, Inc. (a)	15,773	188,330
Isle of Capri Casinos, Inc. (a)	12,433	104,064
Jack in the Box, Inc.	136,419	10,908,063
Papa John’s International, Inc.	4,087	228,055
Red Lion Hotels Corp. (a)	48,638	308,365
Vail Resorts, Inc.	11,324	1,031,956

		24,530,828
Household Durables — 0.6%
GoPro, Inc., Class A (a)(b)	15,530	981,807
TRI Pointe Homes, Inc. (a)	175,069	2,669,802
Zagg, Inc. (a)	194,396	1,319,949

		4,971,558
Insurance — 0.0%
Hallmark Financial Services, Inc. (a)	14,434	174,507
Maiden Holdings Ltd.	10,429	133,387

		307,894
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)	141,769	1,168,177
Orbitz Worldwide, Inc. (a)	278,776	2,294,326
Shutterfly, Inc. (a)	33,777	1,408,332
U.S. Auto Parts Network, Inc. (a)	78,258	183,124

		5,053,959
Internet Software & Services — 4.3%
Bankrate, Inc. (a)	22,895	284,585
Blucora, Inc. (a)	276,414	3,828,334
Constant Contact, Inc. (a)	93,503	3,431,560
LendingClub Corp. (a)	78,310	1,981,243
Limelight Networks, Inc. (a)	226,206	626,591
LogMeIn, Inc. (a)	299,411	14,772,939
Monster Worldwide, Inc. (a)	60,635	280,134
New Relic, Inc. (a)	1,305	45,466
NIC, Inc.	350,262	6,301,213
Spark Networks, Inc. (a)(b)	94,798	340,325
support.com, Inc. (a)	313,902	662,333
Travelzoo, Inc. (a)	103,506	1,306,246
Tremor Video, Inc. (a)	52,980	152,053
Zix Corp. (a)	56,611	203,800

		34,216,822

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 3.0%
The Dolan Co. (a)	14,888	$298
Forrester Research, Inc.	8,536	335,977
Global Cash Access Holdings, Inc. (a)	421,936	3,016,842
Lionbridge Technologies, Inc. (a)	178,551	1,026,668
Sapient Corp. (a)	105,732	2,630,612
Syntel, Inc. (a)	319,113	14,353,703
VeriFone Systems, Inc. (a)	64,690	2,406,468

		23,770,568
Leisure Products — 0.2%
Nautilus, Inc. (a)	120,976	1,836,416
Life Sciences Tools & Services — 0.2%
Harvard Bioscience, Inc. (a)	218,693	1,239,989
INC Research Holdings, Inc., Class A (a)	16,021	411,579

		1,651,568
Machinery — 4.3%
Blount International, Inc. (a)	476,707	8,375,742
Briggs & Stratton Corp.	6,394	130,565
Global Brass & Copper Holdings, Inc.	180,879	2,380,368
The Greenbrier Cos., Inc. (b)	123,312	6,625,554
Hyster-Yale Materials Handling, Inc.	42,076	3,079,963
John Bean Technologies Corp.	100,583	3,305,157
Luxfer Holdings PLC — ADR	542,527	8,099,928
Wabash National Corp. (a)	182,332	2,253,623
Woodward, Inc.	6,695	329,595
Xerium Technologies, Inc. (a)	8,607	135,818

		34,716,313
Media — 0.9%
Ascent Capital Group, Inc., Class A (a)	31,343	1,658,985
Crown Media Holdings, Inc., Class A (a)	185,694	657,357
MDC Partners, Inc., Class A	7,401	168,151
Townsquare Media, Inc. (a)	93,876	1,239,163
Tribune Publishing Co.	139,138	3,186,260

		6,909,916
Metals & Mining — 0.0%
Ryerson Holding Corp. (a)	22,514	223,564
Multiline Retail — 0.0%
Burlington Stores, Inc. (a)	5,717	270,185
Oil, Gas & Consumable Fuels — 0.8%
APCO Oil and Gas International, Inc. (a)	45,415	637,172
Bill Barrett Corp. (a)	87,832	1,000,406
Energy XXI Ltd.	—	—
Jones Energy, Inc., Class A (a)	78,613	896,974
Northern Oil and Gas, Inc. (a)	31,364	177,207
Warren Resources, Inc. (a)	69,906	112,549
Western Refining, Inc.	56,411	2,131,208
Whiting Petroleum Corp. (a)	43,306	1,429,098

		6,384,614
Paper & Forest Products — 2.4%
Boise Cascade Co. (a)	431,112	16,015,811
Clearwater Paper Corp. (a)	36,963	2,533,814
Domtar Corp.	20,468	823,223

		19,372,848
Pharmaceuticals — 2.0%
Actavis PLC (a)	7,330	8,503
Akorn, Inc. (a)	30,670	1,110,254
Auxilium Pharmaceuticals, Inc. (a)(b)	45,258	1,556,196
Avanir Pharmaceuticals, Inc. (a)	174,937	2,965,182
Catalent, Inc. (a)	30,390	847,273
Furiex Pharmaceuticals, Inc. — CVR (a)	6,467	64,670
Lannett Co., Inc. (a)	74,253	3,183,969

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pozen, Inc. (a)	25,176	$201,408
Sagent Pharmaceuticals, Inc. (a)	53,210	1,336,103
Sciclone Pharmaceuticals, Inc. (a)	167,399	1,466,415
Sucampo Pharmaceuticals, Inc., Class A (a)	227,292	3,245,730

		15,985,703
Professional Services — 2.8%
Kforce, Inc.	392,020	9,459,443
Korn/Ferry International (a)	48,861	1,405,242
On Assignment, Inc. (a)	110,094	3,654,020
RPX Corp. (a)	575,577	7,931,451

		22,450,156
Real Estate Investment Trusts (REITs) — 3.4%
Chatham Lodging Trust	18,150	525,805
DuPont Fabros Technology, Inc.	438,991	14,592,061
LaSalle Hotel Properties	64,301	2,602,261
NorthStar Realty Finance Corp.	164,123	2,885,282
Pebblebrook Hotel Trust	20,615	940,662
PS Business Parks, Inc.	21,649	1,721,961
RLJ Lodging Trust	92,086	3,087,644
Western Asset Mortgage Capital Corp.	56,158	825,523

		27,181,199
Real Estate Management & Development — 0.4%
Forestar Group, Inc. (a)	186,993	2,879,692
Road & Rail — 1.2%
Swift Transportation Co. (a)	348,820	9,986,717
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Energy Industries, Inc. (a)	9,549	226,311
Alpha & Omega Semiconductor Ltd. (a)	24,742	218,967
Ambarella, Inc. (a)(b)	227,627	11,545,241
Amkor Technology, Inc. (a)	104,589	742,582
Cabot Microelectronics Corp. (a)	141,070	6,675,432
Cirrus Logic, Inc. (a)	126,873	2,990,397
Inphi Corp. (a)	170,282	3,146,811
Intermolecular, Inc. (a)	280,962	542,257
MaxLinear, Inc., Class A (a)	228,375	1,692,259
Pericom Semiconductor Corp. (a)	44,136	597,601
RF Micro Devices, Inc. (a)(b)	234,316	3,887,302
Semtech Corp. (a)	43,006	1,185,675
Silicon Image, Inc. (a)	570,795	3,150,788
Spansion, Inc., Class A (a)	232,510	7,956,492
Tessera Technologies, Inc.	243,790	8,717,930

		53,276,045
Software — 6.7%
Advent Software, Inc.	39,397	1,207,124
Aspen Technology, Inc. (a)	439,203	15,380,889
AVG Technologies NV (a)	349,486	6,898,854
Aware, Inc.	31,145	141,398
ePlus, Inc. (a)	1,145	86,665
Globant SA (a)	23,600	368,632
Infoblox, Inc. (a)	11,296	228,292
Manhattan Associates, Inc. (a)	396,124	16,130,169
Monotype Imaging Holdings, Inc.	11,861	341,953
Net1 UEPS Technologies, Inc. (a)	156,605	1,785,297
QAD, Inc., Class A	28,477	644,150
Qualys, Inc. (a)	25,201	951,338
SolarWinds, Inc. (a)	4,322	215,365
TubeMogul, Inc. (a)(b)	14,854	334,958
Vasco Data Security International, Inc. (a)(b)	171,066	4,825,772
Verint Systems, Inc. (a)	75,691	4,411,271
Viggle, Inc.	16,470	21,740

		53,973,867

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 1.7%
Aaron’s, Inc.	160,057	$4,892,942
ANN, Inc. (a)	86,849	3,168,251
Boot Barn Holdings, Inc. (a)	20,616	375,211
Haverty Furniture Cos., Inc.	93,150	2,050,231
Kirkland’s, Inc. (a)	93,888	2,219,512
Murphy USA, Inc. (a)	6,987	481,125
Outerwall, Inc. (a)	7,272	547,000

		13,734,272
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc. (a)	35,936	510,651
Immersion Corp. (a)	23,358	221,200
Quantum Corp. (a)	1,612,931	2,838,759

		3,570,610
Textiles, Apparel & Luxury Goods — 3.0%
Columbia Sportswear Co.	18,053	804,081
Deckers Outdoor Corp. (a)(b)	94,946	8,643,884
Iconix Brand Group, Inc. (a)	45,135	1,525,112
Skechers U.S.A., Inc., Class A (a)	245,075	13,540,394

		24,513,471
Thrifts & Mortgage Finance — 0.9%
Home Loan Servicing Solutions Ltd.	74,451	1,453,283
HomeStreet, Inc.	197,794	3,443,594
MGIC Investment Corp. (a)	44,550	415,206
Tree.Com, Inc. (a)	43,009	2,079,055

		7,391,138
Tobacco — 0.7%
Vector Group Ltd.	267,092	5,691,730
Trading Companies & Distributors — 1.1%
Air Lease Corp.	42,564	1,460,371
MRC Global, Inc. (a)	161,297	2,443,650
Watsco, Inc.	42,919	4,592,333
Willis Lease Finance Corp. (a)	9,853	215,781

		8,712,135
Water Utilities — 0.3%
American States Water Co.	53,608	2,018,877
Total Common Stocks — 98.9%		797,110,986

Preferred Stocks	Shares	Value
Household Durables — 0.1%
AliphCom (Acquired 6/03/14, cost $749,991) (a)(c)	66,562	$736,648
Software — 0.5%
Apigee Corp., Series H (Acquired 4/15/14, cost $303,400) (a)(c)	104,261	303,400
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,383,887
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	389,657
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	11,345
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	2,469,818

		4,558,107
Total Preferred Stocks — 0.6%		5,294,755

Warrants (d)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	1,000,249	—
Total Long-Term Investments (Cost — $707,813,576) — 99.5%		802,405,741

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	4,701,477	4,701,477
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$36,363	36,362,840
Total Short-Term Securities (Cost — $41,064,317) — 5.1%		41,064,317
Total Investments (Cost — $748,877,893) — 104.6%		843,470,058
Liabilities in Excess of Other Assets — (4.6)%		(37,219,756)

Net Assets — 100.0%		$806,250,302

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$755,506,892

Gross unrealized appreciation	$120,597,955
Gross unrealized depreciation	(32,634,789)

Net unrealized appreciation	$87,963,166

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted securities as to resale. As of report date, the Fund held restricted securities with a current value of $8,038,591 and an original cost of $6,221,433 which was 1.0% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,997,672	(9,296,195)	4,701,477	$960
BlackRock Liquidity Series, LLC, Money Market Series	$10,214,730	$26,148,110	$36,362,840	$458,023

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
69	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2015	USD	8,284,830	$852

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,256,529	—	—	$9,256,529
Airlines	14,854,201	—	—	14,854,201
Auto Components	26,651,416	—	—	26,651,416
Banks	14,190,447	—	—	14,190,447
Biotechnology	77,457,723	—	—	77,457,723
Building Products	917,623	—	—	917,623
Capital Markets	6,533,492	—	—	6,533,492
Chemicals	5,031,059	—	—	5,031,059
Commercial Services & Supplies	4,460,145	—	—	4,460,145
Communications Equipment	24,779,432	—	—	24,779,432
Construction & Engineering	66,313	—	—	66,313
Consumer Finance	—	$2,743,836	—	2,743,836
Containers & Packaging	7,639,703	—	—	7,639,703
Distributors	7,056,180	—	—	7,056,180
Diversified Consumer Services	14,582,568	—	—	14,582,568
Diversified Financial Services	1,696,507	—	—	1,696,507
Diversified Telecommunication Services	11,683,370	—	$29,053	11,712,423
Electrical Equipment	13,828,489	—	—	13,828,489
Electronic Equipment, Instruments & Components	28,523,639	—	—	28,523,639
Energy Equipment & Services	3,421,040	—	—	3,421,040
Food Products	11,894,563	—	—	11,894,563
Gas Utilities	211,143	—	—	211,143

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$41,968,631	—	—	$41,968,631
Health Care Providers & Services	46,309,337	—	—	46,309,337
Health Care Technology	5,741,882	—	—	5,741,882
Hotels, Restaurants & Leisure	24,530,828	—	—	24,530,828
Household Durables	4,971,558	—	—	4,971,558
Insurance	307,894	—	—	307,894
Internet & Catalog Retail	5,053,959	—	—	5,053,959
Internet Software & Services	34,216,822	—	—	34,216,822
IT Services	23,770,270	—	$298	23,770,568
Leisure Products	1,836,416	—	—	1,836,416
Life Sciences Tools & Services	1,651,568	—	—	1,651,568
Machinery	34,716,313	—	—	34,716,313
Media	6,909,916	—	—	6,909,916
Metals & Mining	223,564	—	—	223,564
Multiline Retail	270,185	—	—	270,185
Oil, Gas & Consumable Fuels	6,384,614	—	—	6,384,614
Paper & Forest Products	19,372,848	—	—	19,372,848
Pharmaceuticals	15,912,530	$8,503	64,670	15,985,703
Professional Services	22,450,156	—	—	22,450,156
Real Estate Investment Trusts (REITs)	27,181,199	—	—	27,181,199
Real Estate Management & Development	2,879,692	—	—	2,879,692
Road & Rail	9,986,717	—	—	9,986,717
Semiconductors & Semiconductor Equipment	53,276,045	—	—	53,276,045
Software	53,952,127	—	21,740	53,973,867
Specialty Retail	13,734,272	—	—	13,734,272
Technology Hardware, Storage & Peripherals	3,570,610	—	—	3,570,610
Textiles, Apparel & Luxury Goods	24,513,471	—	—	24,513,471
Thrifts & Mortgage Finance	7,391,138	—	—	7,391,138
Tobacco	5,691,730	—	—	5,691,730
Trading Companies & Distributors	8,712,135	—	—	8,712,135
Water Utilities	2,018,877	—	—	2,018,877
Preferred Stocks:
Household Durables	—	—	736,648	736,648
Software	—	—	4,558,107	4,558,107
Warrants	—	—	—	—
Short-Term Securities	4,701,477	36,362,840	—	41,064,317

Total	$798,944,363	$39,115,179	$5,410,516	$843,470,058

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$852	—	—	$852
[1] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$394,000	—	—	$394,000
Liabilities:
Collateral on securities loaned at value	—	$(36,362,840)	—	(36,362,840)

Total	$394,000	$(36,362,840)	—	$(35,968,840)

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1.97%, 7/25/32	USD	9	$7,829
Asset-Backed European Securitisation Transaction S.r.l., Series 9, Class A, 0.77%, 12/10/28	EUR	246	298,329
Bumper Mortgage, Series 2014-6, Class A 0.48%, 3/19/29		400	484,331
Driver GmbH, Series 12, Class A, 0.38%, 6/21/20		422	510,508
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.43% (3.43% Cash or PIK), 1/10/39 (b)(c)	USD	137	1
Lanark Master Issuer PLC, Series 2014-2A, Class 1A, 0.46%, 12/22/54 (d)	EUR	800	967,802
Storm BV, Series 2014-2, Class A1, 0.38%, 3/22/51 (d)		87	105,892
Structured Mortgage Asset Residential Trust, Series 2014-2E, Class AE, 0.45%, 6/14/21		412	498,013
Sunrise S.r.l., Series 2014-1, Class A, 1.05%, 5/27/31		142	171,932
Turbo Finance 5 PLC, Series 5, Class A, 0.97%, 8/20/21	GBP	420	656,385
Total Asset-Backed Securities — 0.5%			3,701,022

Common Stocks		Shares
Aerospace & Defense — 0.6%
Airbus Group NV		39,797	1,967,489
Finmeccanica SpA (e)		24,588	228,542
MTU Aero Engines AG		2,240	194,669
Safran SA		18,737	1,155,981
Thales SA		8,476	458,614
Zodiac Aerospace		12,049	405,664

			4,410,959
Air Freight & Logistics — 1.2%
Bollore SA		117,473	534,984
bpost SA		8,933	224,402
Deutsche Post AG, Registered Shares		179,071	5,813,001
Oesterreichische Post AG		2,897	141,553
PostNL NV (e)		19,582	72,779
Royal Mail PLC		246,918	1,645,452
TNT Express NV		23,794	158,621

			8,590,792
Airlines — 0.1%
Deutsche Lufthansa AG, Registered Shares		21,181	350,990
International Consolidated Airlines Group SA (e)		84,553	629,859

			980,849

Common Stocks	Shares	Value
Auto Components — 0.6%
Brembo SpA	2,953	$98,975
Cie Generale des Etablissements Michelin	8,002	722,316
Continental AG	8,413	1,774,498
ElringKlinger AG	2,703	93,458
Faurecia	5,295	196,542
Leoni AG	1,396	82,460
Nokian Renkaat OYJ	6,301	153,704
Pirelli & C. SpA	21,316	287,498
Plastic Omnium SA	6,382	173,194
Valeo SA	3,319	412,985

		3,995,630
Automobiles — 1.6%
Bayerische Motoren Werke AG	26,560	2,866,316
Daimler AG, Registered Shares	45,340	3,765,680
Fiat Chrysler Automobiles NV (e)	56,558	657,190
Peugeot SA (e)	33,697	412,870
Porsche Automobil Holding SE, Preference Shares	6,817	551,310
Renault SA	13,574	988,682
Volkswagen AG	12,689	2,751,028

		11,993,076
Banks — 0.9%
BNP Paribas SA	30,750	1,815,303
ING Groep NV — CVA (e)	147,270	1,902,684
KBC Groep NV (e)	33,984	1,896,654
Société Générale SA	28,190	1,179,760

		6,794,401
Biotechnology — 0.3%
Genmab A/S (e)	32,911	1,908,853
Building Products — 0.4%
Cie de Saint-Gobain	66,277	2,807,557
Wienerberger AG	5,161	70,982

		2,878,539
Commercial Services & Supplies — 0.1%
Bilfinger SE	2,098	117,276
Edenred	10,075	278,635
Societe BIC SA	2,061	273,957

		669,868
Construction & Engineering — 0.6%
Abengoa SA, B Shares	34,118	74,975
ACS Actividades de Construccion y Servicios SA	13,539	471,904
Arcadis NV	3,734	111,993
Boskalis Westminster NV	5,333	291,743
Bouygues SA	14,685	530,250
Eiffage SA	3,854	195,397
Ferrovial SA	32,572	643,890

Portfolio Abbreviations
ADR	American Depositary Receipts	JPY	Japanese Yen	SGD	Singapore Dollar
AUD	Australian Dollar	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depositary Receipts
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CDO	Collateralized Debt Obligation	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwan New Dollar
ETF	Exchange Traded Fund	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
EURIBOR	Euro Interbank Offer Rate	PIK	Payment-in-kind
GBP	British Pound	REIT	Real Estate Investment Trust
ILS	Israeli Shekel	SEK	Swedish Krona

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering (concluded)
Fomento de Construcciones y Contratas SA (e)	7,238	$102,207
HOCHTIEF AG	3,160	222,933
Obrascon Huarte Lain SA	4,946	110,366
OCI NV (e)	9,278	322,595
Outotec OYJ	8,305	43,471
Sacyr SA (e)	21,784	74,492
Vinci SA	24,377	1,331,049

		4,527,265
Distributors — 0.0%
D’ieteren SA/NV	2,593	91,934
Electrical Equipment — 0.5%
Alstom SA (e)	14,095	454,602
Gamesa Corp Tecnologica SA (e)	12,504	112,872
Legrand SA	11,267	591,048
Nexans SA (e)	1,893	57,929
OSRAM Licht AG (e)	4,547	178,515
Prysmian SpA	9,165	167,021
Schneider Electric SE	27,541	2,005,795
SGL Carbon SE (e)	4,252	70,314

		3,638,096
Health Care Providers & Services — 0.3%
Healthscope Ltd. (e)	831,967	1,838,023
Hotels, Restaurants & Leisure — 0.7%
Accor SA	10,304	463,176
Autogrill SpA (e)	11,257	84,895
GTECH SpA	7,925	176,957
Las Vegas Sands Corp.	26,154	1,521,117
Melia Hotels International SA	7,229	77,222
Sands China Ltd.	444,000	2,161,457
Sodexo SA	6,862	671,684
TUI AG	12,203	202,330

		5,358,838
Household Durables — 0.1%
De’ Longhi	6,931	125,160
SEB SA	2,329	173,018

		298,178
Industrial Conglomerates — 0.8%
Koninklijke Philips NV	41,305	1,197,270
Rheinmetall AG	1,636	71,230
Siemens AG, Registered Shares (e)	39,004	4,376,410

		5,644,910
Insurance — 0.3%
Tokio Marine Holdings, Inc.	69,100	2,244,209
Internet & Catalog Retail — 0.0%
Yoox SpA (e)	2,707	59,771
Machinery — 0.6%
Aalberts Industries NV	4,387	129,378
ANDRITZ AG	4,359	239,642
Cargotec OYJ, B Shares	2,429	74,557
CNH Industrial NV (e)	55,698	450,881
Construcciones y Auxiliar de Ferrocarriles SA	138	50,378
DMG MORI SEIKI AG	3,195	89,846
Duerr AG	1,427	125,405
GEA Group AG	8,745	384,485
KION Group AG	4,024	153,634
Kone OYJ, B Shares	18,984	864,301
Konecranes OYJ	2,715	77,636
Krones AG	1,335	129,813
MAN SE	6,044	673,115

Common Stocks	Shares	Value
Machinery (concluded)
Metso OYJ	6,565	$196,555
Rational AG	487	152,594
Vallourec SA	6,590	178,600
Wartsila OYJ Abp	8,341	373,329
Zardoya Otis SA	17,894	198,438

		4,542,587
Media — 2.2%
Altice SA (e)	9,803	774,124
Atresmedia Corp de Medios de Comunicacion SA	9,369	131,619
Axel Springer SE	4,096	247,050
CTS Eventim AG & Co. KGaA	4,345	128,012
Discovery Communications, Inc., Class A (e)	66,625	2,295,231
Discovery Communications, Inc., Class C (e)	35,564	1,199,218
Eutelsat Communications SA	9,555	309,006
Grupo Televisa SAB — ADR	29,008	988,012
Havas SA	17,559	143,381
ITV PLC	590,714	1,970,458
JCDecaux SA	9,032	310,979
Kabel Deutschland Holding AG (e)	3,839	520,258
Lagardere SCA	5,908	153,856
Liberty Global PLC, Series A (e)	29,691	1,490,637
Mediaset Espana Comunicacion SA (e)	16,896	212,418
Mediaset SpA (e)	48,135	198,055
Metropole Television SA	5,319	100,261
NOS SGPS	21,115	133,044
Numericable-SFR (e)	15,675	776,533
Publicis Groupe SA	9,508	681,872
Reed Elsevier NV	32,597	778,438
RTL Group SA	6,695	638,411
SES SA	14,465	520,114
Sky Deutschland AG (e)	39,710	320,783
Societe Television Francaise 1	9,343	143,634
Telenet Group Holding NV (e)	5,088	285,528
Wolters Kluwer NV	12,350	376,864

		15,827,796
Metals & Mining — 0.2%
POSCO	5,062	1,275,092
Oil, Gas & Consumable Fuels — 0.8%
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (e)(f)	3,200	9,024
Matador Resources Co. (Acquired 4/13/06,cost $8,451) (e)(f)	939	18,996
Royal Dutch Shell PLC, A Shares	104,571	3,489,842
Total SA	49,858	2,554,333

		6,072,195
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (e)	26,991	77,363
Ainsworth Lumber Co. Ltd. (b)(e)	19,432	55,697

		133,060
Personal Products — 0.4%
The Estee Lauder Cos., Inc., Class A	34,975	2,665,095
Pharmaceuticals — 0.9%
AstraZeneca PLC	55,399	3,912,879
Novo Nordisk A/S, Class B	32,146	1,359,769
Teva Pharmaceutical Industries Ltd. — ADR	26,980	1,551,620

		6,824,268
Professional Services — 0.2%
Bureau Veritas SA	20,299	449,745
Randstad Holding NV	7,911	380,650

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Professional Services (concluded)
Recruit Holdings Co. Ltd. (e)		20,000	$574,386
Teleperformance		2,456	167,181

			1,571,962
Specialty Retail — 0.9%
Inditex SA		133,221	3,800,191
Kingfisher PLC		554,284	2,930,028
World Duty Free SpA (e)		11,156	107,109

			6,837,328
Textiles, Apparel & Luxury Goods — 1.6%
adidas AG		10,289	714,527
Brunello Cucinelli SpA		2,958	66,071
Christian Dior SA		8,478	1,450,913
Cie Financiere Richemont SA, Registered Shares		26,165	2,319,753
Gerry Weber International AG		2,000	82,019
HUGO BOSS AG		3,159	386,447
Kering		5,814	1,117,282
Luxottica Group SpA		20,234	1,109,208
LVMH Moet Hennessy Louis Vuitton SA		24,362	3,858,992
Moncler SpA		11,939	159,526
Salvatore Ferragamo SpA		7,978	196,346
Tod’s SpA		1,408	121,936

			11,583,020
Tobacco — 0.4%
Imperial Tobacco Group PLC		66,951	2,947,153
Trading Companies & Distributors — 0.1%
BayWa AG		1,567	57,757
Brenntag AG		6,420	358,944
Kloeckner & Co. SE (e)		4,678	50,087
Rexel SA		12,729	228,055

			694,843
Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA		40,806	809,176
Aeroports de Paris		4,383	530,015
Ansaldo STS SpA		8,719	87,766
Atlantia SpA		37,312	867,206
Fraport AG Frankfurt Airport Services Worldwide		4,054	233,924
Groupe Eurotunnel SA, Registered Shares		23,420	302,357
Hamburger Hafen und Logistik AG		3,242	67,373
Societa Iniziative Autostradali e Servizi SpA		10,202	98,179

			2,995,996
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC		621,927	2,132,360
Total Common Stocks — 18.1%			132,026,946

Corporate Bonds		Par (000)
Aerospace & Defense — 0.1%
Airbus Group Finance BV, 2.70%, 4/17/23 (b)	USD	500	493,347
Airlines — 0.0%
Ryanair Ltd., 1.88%, 6/17/21	EUR	200	252,073
Automobiles — 0.1%
Volkswagen International Finance NV, 2.00%, 1/14/20		400	519,979
Banks — 2.6%
Abbey National Treasury Services PLC:
4.25%, 4/12/21		500	742,692
5.25%, 2/16/29	GBP	200	407,481

Corporate Bonds		Par (000)	Value
Banks (concluded)
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	$203,897
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/22	EUR	300	394,876
Banco de Sabadell SA, 3.38%, 1/23/18		200	263,162
Banco Popular Espanol SA, 2.13%, 10/08/19		400	514,716
Bank of America Corp., 5.70%, 1/24/22	USD	600	695,062
Bank of Ireland, 10.00%, 12/19/22	EUR	100	156,097
Bank of Ireland Mortgage Bank:
1.88%, 5/13/17		300	375,940
3.63%, 10/02/20		200	283,031
Bankia SA, 3.50%, 1/17/19		600	783,457
Bankinter SA, 3.88%, 10/30/15		300	373,348
CaixaBank SA:
5.00%, 11/14/23 (a)		200	259,504
2.63%, 3/21/24		200	274,257
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	292,959
Carrefour Banque SA, 2.88%, 9/25/15	EUR	94	115,836
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.50%, 5/26/26 (a)		225	276,904
Credit Agricole SA:
2.38%, 5/20/24		200	268,898
3.13%, 2/05/26		400	576,454
Danske Bank A/S:
3.88%, 5/18/16		500	635,025
3.88%, 10/04/23 (a)		300	389,952
2.75%, 5/19/26 (a)		100	124,887
Dexia Credit Local SA, 1.25%, 10/18/16	USD	1,660	1,666,326
Heta Asset Resolution AG, 2.38%, 12/13/22	EUR	1,300	1,719,778
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	680	690,540
ING Bank NV:
3.38%, 1/11/18	EUR	250	332,256
4.13%, 11/21/23 (a)	USD	330	335,304
Intesa Sanpaolo SpA:
3.38%, 1/24/25	EUR	200	292,838
3.25%, 2/10/26		100	145,884
Intesa Sanpaolo Vita SpA, 5.35%, 9/18/18		100	135,327
JPMorgan Chase & Co., 1.38%, 9/16/21		525	652,442
KBC Groep NV, 2.38%, 11/25/24		300	366,791
Lloyds Bank PLC:
6.50%, 3/24/20		300	447,180
4.00%, 9/29/20		250	362,918
1.00%, 11/19/21		225	275,333
Macquarie Bank Ltd.:
2.50%, 9/18/18		200	257,784
2.60%, 6/24/19 (b)	USD	800	806,701
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (a)(b)		340	348,136
The Royal Bank of Scotland PLC, 7.50%, 4/29/24	GBP	100	214,004
Société Générale SFH, 2.88%, 3/14/19	EUR	500	672,105
Swedbank AB, 3.00%, 12/05/22 (a)		384	487,077
Turkiye Vakiflar Bankasi Tao, 3.50%, 6/17/19		150	182,325
UniCredit SpA, 3.00%, 1/31/24		280	393,807

			19,193,291
Beverages — 0.1%
PepsiCo, Inc., 3.60%, 8/13/42	USD	400	373,676
Biotechnology — 0.0%
Gilead Sciences, Inc., 4.50%, 2/01/45		300	320,640
Capital Markets — 1.0%
Credit Suisse AG:
1.00%, 3/12/19	EUR	525	651,406
1.38%, 1/31/22		600	746,281

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
European Investment Bank:
1.00%, 8/17/17	USD	453	$452,221
1.50%, 4/15/21	EUR	1,150	1,494,015
2.13%, 10/15/21	USD	1,500	1,503,915
2.15%, 1/18/27	JPY	20,000	199,504
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	809,751
Jefferies Group LLC, 2.38%, 5/20/20	EUR	325	400,105
Morgan Stanley, 3.75%, 2/25/23	USD	650	666,784
UBS AG, 4.75%, 2/12/26 (a)	EUR	175	226,741

			7,150,723
Chemicals — 0.2%
Brenntag Finance BV, 5.50%, 7/19/18		400	551,058
LYB International Finance BV, 4.88%, 3/15/44	USD	200	205,753
Monsanto Co., 4.20%, 7/15/34		500	521,000

			1,277,811
Commercial Services & Supplies — 0.0%
Pitney Bowes, Inc., 4.63%, 3/15/24		200	204,723
Consumer Finance — 0.0%
Ally Financial Inc., 3.50%, 1/27/19		239	236,132
Diversified Financial Services — 0.6%
American Honda Finance Corp., 1.88%, 9/04/19	EUR	500	643,034
Banque Federative du Credit Mutuel SA, 3.00%, 5/21/24		200	257,534
Caisse Centrale du Credit Immobilier de France SA, 0.85%, 5/19/17		1,000	1,222,060
EDP Finance BV, 5.25%, 1/14/21 (b)	USD	400	420,904
EXOR SpA, 2.50%, 10/08/24	EUR	175	222,061
Fundacion Bancaria Caixa d’Estalvis i Pensionsde Barcelona, 2.38%, 5/09/19		200	252,338
Imperial Tobacco Finance PLC, 3.38%, 2/26/26		170	232,904
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	USD	445	493,898
The NASDAQ OMX Group, Inc., 3.88%, 6/07/21	EUR	200	276,033
Nationwide Building Society:
3.13%, 4/03/17		100	128,376
4.13%, 3/20/23 (a)		150	193,803
Old Mutual PLC, 7.13%, 10/19/16	GBP	200	338,503

			4,681,448
Diversified Telecommunication Services — 0.3%
AT&T Inc., 4.80%, 6/15/44	USD	500	509,478
Bharti Airtel International Netherlands BV,
3.38%, 5/20/21	EUR	250	320,743
OTE PLC, 7.88%, 2/07/18		300	395,756
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	245,351
2.38%, 2/17/22	EUR	125	164,800
3.25%, 2/17/26		100	139,870
6.40%, 2/15/38	USD	200	246,772
6.55%, 9/15/43		150	192,172

			2,214,942
Electric Utilities — 0.3%
Alabama Power Co., 3.95%, 6/01/21		220	239,683
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		150	196,319
Enel Finance International NV, 5.63%, 8/14/24	GBP	100	187,305
Energa Finance AB, 3.25%, 3/19/20	EUR	300	397,005
ESB Finance Ltd., 6.25%, 9/11/17		200	278,507
Georgia Power Co., 3.00%, 4/15/16	USD	390	400,496
PacifiCorp, 6.25%, 10/15/37		100	135,330

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
PGE Sweden AB, 1.63%, 6/09/19	EUR	200	$248,129

			2,082,774
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.00%, 4/11/43	USD	500	518,740
Food Products — 0.0%
Mead Johnson Nutrition Co., 4.60%, 6/01/44		100	105,009
Gas Utilities — 0.1%
Gas Natural Finance BV, 3.88%, 1/17/23	EUR	100	144,870
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)	USD	185	237,729

			382,599
Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 4.88%, 5/15/44		150	159,774
Covidien International Finance SA, 3.20%, 6/15/22		500	504,493
Medtronic, Inc., 4.38%, 3/15/35		625	663,035
Mölnlycke Holding AB, 1.50%, 2/28/22	EUR	100	123,764
Stryker Corp., 4.38%, 5/15/44	USD	200	208,017

			1,659,083
Health Care Providers & Services — 0.0%
McKesson Corp., 4.88%, 3/15/44		100	110,157
Hotels, Restaurants & Leisure — 0.2%
Accor SA, 2.63%, 2/05/21	EUR	500	641,720
Wyndham Worldwide Corp.:
4.25%, 3/01/22	USD	330	337,053
3.90%, 3/01/23		200	197,327

			1,176,100
Independent Power and Renewable Electricity Producers — 0.0%
Comision Federal de Electricidad, 4.88%, 1/15/24		200	209,000
Industrial Conglomerates — 0.1%
Smiths Group PLC, 4.13%, 5/05/17	EUR	500	650,117
Insurance — 0.2%
AIA Group Ltd., 3.13%, 3/13/23	USD	600	591,780
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	100	144,301
Aviva PLC, 6.13%, 11/14/36 (a)	GBP	100	176,749
NN Group NV, 4.63%, 4/08/44 (a)	EUR	200	255,004
Talanx AG, 3.13%, 2/13/23		100	139,396

			1,307,230
Internet & Catalog Retail — 0.1%
Expedia, Inc., 4.50%, 8/15/24	USD	300	302,931
The Priceline Group, Inc., 2.38%, 9/23/24	EUR	400	512,961

			815,892
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	USD	450	444,590
Baidu, Inc.:
2.75%, 6/09/19		200	199,120
3.50%, 11/28/22		200	197,762

			841,472
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		230	262,767
Media — 0.3%
Numericable — SFR, 6.00%, 5/15/22 (b)		200	201,100
Sky PLC:
1.70%, 9/15/21	EUR	425	523,154
3.75%, 9/16/24 (b)	USD	425	427,603
Time Warner Cable, Inc.:
5.00%, 2/01/20		150	165,298
4.50%, 9/15/42		6	6,168

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	154	$189,842
Virgin Media Finance PLC, 6.38%, 10/15/24	GBP	100	167,516
WPP Finance SA, 2.25%, 9/22/26	EUR	250	319,578

			2,000,259
Metals & Mining — 0.0%
Glencore Finance Europe SA, 1.63%, 1/18/22		225	272,470
Multi-Utilities — 0.1%
Centrica PLC, 6.38%, 3/10/22	GBP	100	192,323
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	308,277

			500,600
Oil, Gas & Consumable Fuels — 0.1%
Enterprise Products Operating LLC, Series L, 6.30%, 9/15/17		250	279,503
Kinder Morgan, Inc., 5.30%, 12/01/34		300	304,517
Orlen Capital AB, 2.50%, 6/30/21	EUR	100	119,396
Vier Gas Transport GmbH, 3.13%, 7/10/23		150	209,415

			912,831
Paper & Forest Products — 0.1%
Metsa Board OYJ, 4.50%, 3/13/19		100	128,871
Mondi Finance PLC, 3.38%, 9/28/20		330	441,774

			570,645
Pharmaceuticals — 0.0%
Bayer U.S. Finance LLC, 3.00%, 10/08/21	USD	275	277,236
Professional Services — 0.1%
Experian Finance PLC, 4.75%, 11/23/18	GBP	400	692,151
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.50%, 1/31/23	USD	500	483,104
Gecina SA, 1.75%, 7/30/21	EUR	200	250,724
Goodman Funding Pty. Ltd., 6.38%, 4/15/21 (b)	USD	400	460,276
Mercialys SA, 1.80%, 3/31/23	EUR	300	367,679
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	135	146,731
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.70%, 9/17/19 (b)		200	199,942
4.75%, 9/17/44 (b)		200	213,297

			2,121,753
Real Estate Management & Development — 0.0%
Grand City Properties SA, 2.00%, 10/29/21	EUR	100	120,523
Road & Rail — 0.1%
National Express Group PLC, 6.63%, 6/17/20	GBP	400	741,105
Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV, 3.38%, 9/19/23	EUR	200	281,076
TSMC Global Ltd., 1.63%, 4/03/18 (b)	USD	300	294,456

			575,532
Software — 0.0%
Microsoft Corp., 2.63%, 5/02/33	EUR	200	275,362
Specialty Retail — 0.1%
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	200	343,277
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	516,505

			859,782
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.85%, 5/06/21		350	358,036
2.40%, 5/03/23		550	534,598
4.45%, 5/06/44		125	137,746

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (concluded)
Seagate HDD Cayman, 4.75%, 1/01/25 (b)	USD	250	$257,541

			1,287,921
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)		800	800,531
Thrifts & Mortgage Finance — 0.0%
Achmea Bank NV, 2.75%, 2/18/21	EUR	150	199,192
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/09/22	USD	800	777,357
Philip Morris International, Inc., 3.88%, 8/21/42		300	284,818
Reynolds American, Inc., 4.75%, 11/01/42		200	194,110

			1,256,285
Trading Companies & Distributors — 0.0%
Travis Perkins PLC, 4.38%, 9/15/21	GBP	200	314,510
Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA, 2.65%, 2/27/25	EUR	200	259,030
Brisa Concessao Rodoviaria SA, 3.88%, 4/01/21		100	133,465
Manchester Airport Group Funding PLC, 4.75%, 3/31/34	GBP	100	175,559
Transurban Finance Co. Pty. Ltd, 1.88%, 9/16/24	EUR	475	588,735

			1,156,789
Wireless Telecommunication Services — 0.3%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	500	574,321
EE Finance PLC, 4.38%, 3/28/19	GBP	200	334,390
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)	USD	950	947,937
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	100	143,975

			2,000,623
Total Corporate Bonds — 8.7%			63,975,825

Foreign Agency Obligations
Banco Nacional de Desenvolvimento Economicoe Social, 5.75%, 9/26/23 (b)	USD	200	206,000
Caisse d’Amortissement de la Dette Sociale, 1.38%, 11/25/24	EUR	220	278,517
CDP Financial, Inc., 3.15%, 7/24/24 (b)	USD	300	305,866
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)		200	210,236
European Financial Stability Facility:
1.50%, 1/22/20	EUR	250	321,605
2.35%, 7/29/44		410	578,548
FMS Wertmanagement AoeR, 0.63%, 1/30/17	USD	1,446	1,438,481
Hydro-Quebec:
8.40%, 1/15/22		405	544,904
5.00%, 2/15/50	CAD	100	115,376
Instituto de Credito Oficial, 4.75%, 4/30/20	EUR	200	288,370
Japan Bank For International Cooperation, 3.00%, 5/29/24	USD	200	208,090
KazMunayGas National Co. JSC, 4.40%, 4/30/23		350	310,975
KFW, 2.50%, 11/20/24		4,742	4,808,250
Petrobras Global Finance BV, 6.25%, 3/17/24		150	142,731
Petroleos Mexicanos, 4.88%, 1/18/24		400	415,600
Propertize BV, 0.50%, 2/27/17	EUR	500	610,658
Province of Alberta, 3.10%, 6/01/24	CAD	200	181,326
Province of British Columbia, 4.80%, 6/15/21		350	351,570

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value
Province of Manitoba:
4.30%, 3/01/16	CAD	200	$178,402
1.75%, 5/30/19	USD	490	489,451
Province of Ontario:
4.30%, 3/08/17	CAD	600	549,821
6.20%, 6/02/31		400	480,823
Province of Quebec:
4.50%, 12/01/19		500	484,076
5.00%, 12/01/41		150	166,473
Total Foreign Agency Obligations — 1.9%			13,666,149

Foreign Government Obligations
Australia — 0.4%
Commonwealth of Australia:
4.75%, 6/15/16	AUD	1,100	929,588
5.50%, 4/21/23		500	494,265
3.25%, 4/21/25		380	322,284
4.75%, 4/21/27		150	145,422
New South Wales Treasury Corp., 6.00%, 2/01/18		400	361,833
Queensland Treasury Corp., 6.25%, 2/21/20		400	384,257
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	239,212

			2,876,861
Austria — 0.1%
Republic of Austria, 1.65%, 10/21/24	EUR	570	750,992
Belgium — 0.3%
Kingdom of Belgium:
3.50%, 6/28/17		550	723,763
2.60%, 6/22/24		920	1,291,079
3.75%, 6/22/45		200	343,561

			2,358,403
Brazil — 0.1%
Federative Republic of Brazil, 8.88%, 4/15/24	USD	300	403,500
Canada — 0.4%
Canada Housing Trust No. 1:
2.75%, 6/15/16	CAD	400	352,384
3.35%, 12/15/20		250	233,678
Government of Canada:
1.75%, 3/01/19		900	790,355
3.25%, 6/01/21		200	190,833
8.00%, 6/01/27		520	743,791
4.00%, 6/01/41		690	786,896

			3,097,937
Czech Republic — 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	232,626
Denmark — 0.1%
Kingdom of Denmark:
4.00%, 11/15/19	DKK	3,200	617,741
4.50%, 11/15/39		400	107,984

			725,725
Finland — 0.1%
Republic of Finland:
1.13%, 9/15/18	EUR	20	25,205
0.38%, 9/15/20		400	488,649

			513,854

Foreign Government Obligations		Par (000)	Value
France — 0.3%
France Government Bond OAT:
2.25%, 10/25/22	EUR	310	$424,493
1.75%, 11/25/24		150	197,408
2.50%, 5/25/30		550	766,684
3.25%, 5/25/45		560	887,969

			2,276,554
Germany — 0.3%
Federal Republic of Germany:
5.50%, 1/04/31		350	703,126
2.50%, 7/04/44		740	1,138,470

			1,841,596
Ireland — 0.3%
Republic of Ireland, 3.40%, 3/18/24		1,670	2,394,311
Israel — 0.1%
State of Israel:
4.25%, 8/31/16	ILS	1,000	272,779
3.75%, 3/31/24		400	117,636

			390,415
Italy — 0.8%
Buoni Poliennali Del Tesoro:
1.15%, 5/15/17	EUR	1,250	1,530,859
2.15%, 12/15/21		2,350	2,982,397
4.75%, 9/01/44		700	1,097,032

			5,610,288
Ivory Coast — 0.0%
African Development Bank, 1.63%, 10/02/18	USD	100	100,314
Japan — 4.3%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	444,182
Government of Japan (5 Year):
Series 89, 0.40%, 6/20/15		100,000	836,426
Series 102, 0.30%, 12/20/16		430,000	3,612,822
Series 105, 0.20%, 6/20/17		195,000	1,636,746
Series 113, 0.30%, 6/20/18		280,000	2,362,152
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		485,000	4,302,567
Series 309, 1.10%, 6/20/20		40,000	353,582
Series 313, 1.30%, 3/20/21		210,000	1,888,352
Series 323, 0.90%, 6/20/22		290,000	2,558,798
Series 325, 0.80%, 9/20/22		85,000	744,716
Government of Japan (20 Year):
Series 76, 1.90%, 3/20/25		75,000	724,954
Series 94, 2.10%, 3/20/27		370,000	3,689,368
Series 127, 1.90%, 3/20/31		22,000	215,114
Series 137, 1.70%, 6/20/32		237,000	2,240,342
Series 146, 1.70%, 9/20/33		140,000	1,313,134
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		100,000	1,037,844
Series 36, 2.00%, 3/20/42		137,000	1,345,663
Series 42, 1.70%, 3/20/44		30,000	277,042
Government of Japan (40 Year), Series 5, 2.00%, 3/20/52		42,000	416,585
Japan Finance Organization for Municipalities:
2.00%, 5/09/16		100,000	856,652
2.13%, 3/06/19 (b)	USD	396	399,149

			31,256,190
Malaysia — 0.0%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	339,865

6	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Mexico — 0.1%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	$532,988
7.75%, 5/29/31		1,000	76,984
8.30%, 8/15/31	USD	194	291,485

			901,457
Netherlands — 0.8%
Kingdom of the Netherlands:
0.50%, 4/15/17	EUR	1,900	2,326,874
1.25%, 1/15/19		450	571,462
1.75%, 7/15/23		1,820	2,422,579
5.50%, 1/15/28		100	188,657

			5,509,572
New Zealand — 0.0%
Government of New Zealand, 5.00%, 3/15/19	NZD	300	247,054
Norway — 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	112,017
Panama — 0.1%
Republic of Panama, 4.00%, 9/22/24	USD	600	616,500
Poland — 0.1%
Republic of Poland:
1.63%, 1/15/19	EUR	400	507,206
5.13%, 4/21/21	USD	200	224,960
5.00%, 3/23/22		250	280,050

			1,012,216
Russia — 0.0%
Russian Federation, 7.50%, 3/31/30 (d)		157	163,016
Singapore — 0.0%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	268,290
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	100	109,500
7.00%, 2/28/31	ZAR	3,000	226,277
8.75%, 2/28/48		700	60,660

			396,437
Spain — 0.5%
Kingdom of Spain:
2.10%, 4/30/17	EUR	600	752,808
3.80%, 4/30/24		1,000	1,447,671
5.15%, 10/31/28		1,020	1,653,111

			3,853,590
Sweden — 0.1%
Kingdom of Sweden:
3.75%, 8/12/17	SEK	6,000	844,566
3.50%, 6/01/22		1,000	154,961
2.50%, 5/12/25		540	79,941

			1,079,468
Thailand — 0.1%
Kingdom of Thailand:
3.45%, 3/08/19	THB	13,500	426,659
4.85%, 6/17/61		3,000	106,820

			533,479
Turkey — 0.0%
Republic of Turkey, 8.80%, 11/17/18	TRY	600	265,747
United Kingdom — 1.7%
United Kingdom Gilt:
2.75%, 1/22/15	GBP	900	1,404,636
1.75%, 1/22/17		1,500	2,397,170

Foreign Government Obligations		Par (000)	Value
United Kingdom (concluded)
3.75%, 9/07/19	GBP	750	$1,307,590
3.75%, 9/07/21		250	447,436
5.00%, 3/07/25		800	1,625,071
4.25%, 6/07/32		800	1,609,476
4.50%, 12/07/42		1,090	2,397,761
4.25%, 12/07/55		320	727,860
3.50%, 7/22/68		100	202,057

			12,119,057
Total Foreign Government Obligations — 11.2%			82,247,331

Investment Companies		Shares
Energy Select Sector SPDR Fund		280,908	22,236,677
Financial Select Sector SPDR Fund	1,172,198		28,988,457
iShares 1-3 Year Credit Bond ETF (g)		221,827	23,331,764
Technology Select Sector SPDR Fund		708,856	29,311,196
Total Investment Companies — 14.2%			103,868,094

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 0.1%
Granite Master Issuer PLC:
Series 2006-2, Class A4, 0.24%, 12/20/54 (a)	USD	457	452,836
Series 2007-1, Class 5A1, 0.73%, 12/20/54 (a)	GBP	138	214,148

			666,984
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30	31,438
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		297	312,963
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.82%, 7/10/38 (a)		170	174,446
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.43%, 12/12/44 (a)		180	186,660
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40		165	176,066

			881,573
Total Non-Agency Mortgage-Backed Securities — 0.2%			1,548,557

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 6.63%, 11/15/30		200	296,971
Federal Home Loan Bank, 5.63%, 6/13/16		890	954,164
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		40	42,219
Tennessee Valley Authority, 5.25%, 9/15/39		145	184,594

			1,477,948
Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series K712, Class A2, 1.87%, 11/25/19		180	178,935

BLACKROCK FUNDS	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series K029, Class A2, 3.32%, 2/25/23	USD	130	$136,836

			315,771
Mortgage-Backed Securities — 3.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30(h)		640	651,600
3.00%, 1/01/30-1/01/45(h)		2,380	2,422,001
3.50%, 1/01/30-1/01/45(h)		2,850	2,983,908
4.00%, 1/01/30-1/01/45(h)		2,240	2,387,637
4.50%, 1/01/45(h)		950	1,031,195
5.00%, 1/01/45(h)		540	596,605
5.50%, 1/01/45(h)		390	436,252
6.00%, 1/01/45(h)		340	385,568
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/30(h)		430	437,344
3.00%, 1/01/30-1/01/45(h)		1,320	1,348,396
3.50%, 1/01/30-1/01/45(h)		1,340	1,396,141
4.00%, 1/01/30-1/01/45(h)		1,340	1,426,529
4.50%, 1/01/45(h)		900	975,480
5.00%, 1/01/45(h)		380	419,321
5.50%, 1/01/45(h)		300	335,133
6.00%, 1/01/45(h)		200	226,344
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45(h)		1,250	1,278,281
3.50%, 1/15/45(h)		1,210	1,270,122
4.00%, 1/15/45(h)		1,320	1,416,097
4.50%, 1/15/45(h)		830	906,872
5.00%, 1/15/45(h)		870	958,138
5.50%, 1/15/45(h)		170	189,796
6.00%, 1/15/44(h)		120	135,600

			23,614,360
Total U.S. Government Sponsored Agency Securities — 3.5%			25,408,079

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
5.25%, 11/15/28	USD	500	$670,508
5.38%, 2/15/31		1,000	1,393,828
5.00%, 5/15/37		570	813,051
4.38%, 5/15/41		950	1,260,086
3.00%, 5/15/42		1,068	1,122,568
3.38%, 5/15/44		500	562,891
U.S. Treasury Notes:
0.88%, 7/15/17		4,000	3,995,312
1.00%, 6/30/19		2,380	2,322,544
2.50%, 5/15/24		500	515,078
Total U.S. Treasury Obligations — 1.7%			12,655,866
Total Long-Term Investments (Cost — $436,119,390) — 60.0%			439,097,869

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (g)(i)	301,796,429		301,796,429
Total Short-Term Securities (Cost — $301,796,429) — 41.3%			301,796,429
Total Investments (Cost — $737,915,819*) — 101.3%			740,894,298
Liabilities in Excess of Other Assets — (1.3)%			(9,502,295)

Net Assets — 100.0%			$731,392,003

Notes to Schedule of Investments

*	As of December 31,2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$738,043,455

Gross unrealized appreciation	$24,613,352
Gross unrealized depreciation	(21,762,509)

Net unrealized appreciation	$2,850,843

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Restricted security as to resale. As of report date, the Fund held less than 0.01% of its net assets, with a current value of $28,020 and an original cost of $56,451 of its net assets.

(g)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Shares Purchased	Shares Sold		Shares Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	420,264,224	—	118,467,795	[1]	301,796,429	$301,796,429	$32,759	$28,007
iShares 1-3 Year Credit Bond ETF	221,827	—	—		221,827	$23,331,764	$75,335	—
[1] Represents net shares sold.

8	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

(h)	As of December 31, 2014, represents or includes a TBA transaction. Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$8,733,059	$26,086
Goldman Sachs & Co.	$5,557,306	$22,407
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$5,010,352	$27,040
Morgan Stanley & Co. LLC	$4,313,643	$13,258

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
117	IBEX 35 Index	Madrid	January 2015	USD	14,503,492	$274,752
40	Australian Government Bonds (10 Year)	Sydney	March 2015	USD	4,184,703	40,986
9	Canadian Government Bonds (10 Year)	Montreal	March 2015	USD	1,073,059	4,434
3	Euro-Bobl	Eurex	March 2015	USD	472,937	2,834
33	Euro-Schatz	Eurex	March 2015	USD	4,436,018	6,618
127	FTSE/MIB Index	Milan	March 2015	USD	14,652,309	247,809
443	Nikkei 225 Index	Osaka	March 2015	USD	64,537,903	(1,851,809)
14	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	2,023,875	2,625
42	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	9,180,938	11,669
2	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	237,859	185
2	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	330,375	1,596
80	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	19,714,000	(19,393)
(13)	CHF Currency Futures	Chicago Mercantile	March 2015	USD	1,637,025	44,585
(108)	EUR Currency Futures	Chicago Mercantile	March 2015	USD	16,344,450	462,688
(50)	Euro-Bund	Eurex	March 2015	USD	9,430,549	(77,380)
(2)	Euro-Buxl	Eurex	March 2015	USD	375,068	(3,160)
(153)	GBP Currency Futures	Chicago Mercantile	March 2015	USD	14,888,813	116,946
(45)	JPY Currency Futures	Chicago Mercantile	March 2015	USD	4,696,313	72,373
(8)	Long Gilt British	NYSE Liffe	March 2015	USD	1,490,399	(26,410)
(1,070)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	233,895,313	273,946
(820)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	97,522,344	75,565
(404)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	51,225,937	(179,932)
(80)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	19,564,000	(7,895)
Total						$(526,368)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,390,000	USD	2,775,176	Westpac Banking Corp.	1/06/15	$(8,826)
CAD	6,123,436	USD	5,286,572	Westpac Banking Corp.	1/06/15	(16,623)
CZK	4,700,000	USD	205,869	Deutsche Bank AG	1/06/15	(544)
DKK	4,400,000	USD	717,906	Goldman Sachs International	1/06/15	(2,931)
EUR	10,105,000	USD	12,263,601	Deutsche Bank AG	1/06/15	(35,215)
EUR	10,105,000	USD	12,262,610	Goldman Sachs International	1/06/15	(34,224)
EUR	10,110,000	USD	12,268,485	JPMorgan Chase Bank N.A.	1/06/15	(34,049)
EUR	4,000,000	USD	4,987,500	UBS AG	1/06/15	(146,971)
EUR	10,105,000	USD	12,262,015	UBS AG	1/06/15	(33,629)
EUR	10,105,000	USD	12,262,620	Westpac Banking Corp.	1/06/15	(34,234)
GBP	1,905,000	USD	2,968,371	Deutsche Bank AG	1/06/15	626
GBP	1,895,000	USD	2,952,600	JPMorgan Chase Bank N.A.	1/06/15	812
GBP	1,905,000	USD	2,968,562	Société Générale	1/06/15	435

BLACKROCK FUNDS	DECEMBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,905,000	USD	2,968,047	UBS AG	1/06/15	$949
GBP	1,905,000	USD	2,968,531	Westpac Banking Corp.	1/06/15	466
ILS	1,200,000	USD	308,483	Goldman Sachs International	1/06/15	(832)
JPY	927,150,000	USD	7,757,928	BNP Paribas S.A.	1/06/15	(17,083)
JPY	927,150,000	USD	7,759,616	HSBC Bank PLC	1/06/15	(18,771)
JPY	927,150,000	USD	7,758,707	JPMorgan Chase Bank N.A.	1/06/15	(17,862)
JPY	927,150,000	USD	7,758,577	Westpac Banking Corp.	1/06/15	(17,732)
MXN	8,500,000	USD	578,050	JPMorgan Chase Bank N.A.	1/06/15	(2,142)
NOK	5,350,000	USD	724,333	HSBC Bank PLC	1/06/15	(6,632)
NZD	350,000	USD	273,805	Westpac Banking Corp.	1/06/15	(969)
SGD	400,000	USD	302,641	JPMorgan Chase Bank N.A.	1/06/15	(724)
THB	19,200,000	USD	583,942	Morgan Stanley & Co. International PLC	1/06/15	(546)
USD	2,886,399	AUD	3,390,000	UBS AG	1/06/15	120,048
USD	350,508	CAD	400,000	UBS AG	1/06/15	6,260
USD	5,015,279	CAD	5,723,436	UBS AG	1/06/15	89,578
USD	212,133	CZK	4,700,000	Deutsche Bank AG	1/06/15	6,808
USD	737,333	DKK	4,400,000	Deutsche Bank AG	1/06/15	22,358
USD	16,845,362	EUR	13,510,000	Deutsche Bank AG	1/06/15	496,476
USD	16,845,389	EUR	13,510,000	HSBC Bank PLC	1/06/15	496,503
USD	623,439	EUR	500,000	JPMorgan Chase Bank N.A.	1/06/15	18,373
USD	16,832,738	EUR	13,500,000	Morgan Stanley & Co. International PLC	1/06/15	495,954
USD	16,845,281	EUR	13,510,000	UBS AG	1/06/15	496,395
USD	3,624,644	GBP	2,315,000	Deutsche Bank AG	1/06/15	16,651
USD	391,431	GBP	250,000	HSBC Bank PLC	1/06/15	1,799
USD	3,624,651	GBP	2,315,000	HSBC Bank PLC	1/06/15	16,658
USD	3,632,481	GBP	2,320,000	Morgan Stanley & Co. International PLC	1/06/15	16,695
USD	3,624,700	GBP	2,315,000	UBS AG	1/06/15	16,706
USD	307,879	ILS	1,200,000	Deutsche Bank AG	1/06/15	227
USD	337,231	JPY	40,000,000	Bank of America N.A.	1/06/15	3,268
USD	252,932	JPY	30,000,000	Deutsche Bank AG	1/06/15	2,460
USD	7,669,081	JPY	909,650,000	Deutsche Bank AG	1/06/15	74,345
USD	7,669,136	JPY	909,650,000	HSBC Bank PLC	1/06/15	74,399
USD	7,669,028	JPY	909,650,000	Morgan Stanley & Co. International PLC	1/06/15	74,291
USD	7,668,961	JPY	909,650,000	UBS AG	1/06/15	74,225
USD	610,244	MXN	8,500,000	Bank of America N.A.	1/06/15	34,336
USD	762,711	NOK	5,350,000	Bank of America N.A.	1/06/15	45,010
USD	273,809	NZD	350,000	UBS AG	1/06/15	973
USD	306,751	SGD	400,000	HSBC Bank PLC	1/06/15	4,834
USD	582,866	THB	19,200,000	HSBC Bank PLC	1/06/15	(530)
USD	269,930	ZAR	3,000,000	HSBC Bank PLC	1/06/15	10,845
ZAR	3,000,000	USD	259,291	Deutsche Bank AG	1/06/15	(206)
SEK	11,400,000	USD	1,476,684	Deutsche Bank AG	1/07/15	(14,278)
USD	1,531,980	SEK	11,400,000	Deutsche Bank AG	1/07/15	69,574
USD	204,145	AUD	250,000	Citibank N.A.	2/04/15	573
USD	2,769,396	AUD	3,390,000	Westpac Banking Corp.	2/04/15	8,963
USD	5,283,219	CAD	6,123,436	Westpac Banking Corp.	2/04/15	16,631
USD	205,937	CZK	4,700,000	Deutsche Bank AG	2/04/15	529
USD	718,109	DKK	4,400,000	Goldman Sachs International	2/04/15	2,925
USD	12,267,097	EUR	10,105,000	Deutsche Bank AG	2/04/15	35,055

10	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,266,056	EUR	10,105,000	Goldman Sachs International	2/04/15	$34,014
USD	363,126	EUR	300,000	JPMorgan Chase Bank N.A.	2/04/15	(22)
USD	12,272,085	EUR	10,110,000	JPMorgan Chase Bank N.A.	2/04/15	33,990
USD	12,265,581	EUR	10,105,000	UBS AG	2/04/15	33,539
USD	12,266,127	EUR	10,105,000	Westpac Banking Corp.	2/04/15	34,085
USD	233,827	GBP	150,000	Deutsche Bank AG	2/04/15	102
USD	2,967,742	GBP	1,905,000	Deutsche Bank AG	2/04/15	(565)
USD	2,951,970	GBP	1,895,000	JPMorgan Chase Bank N.A.	2/04/15	(755)
USD	2,967,942	GBP	1,905,000	Société Générale	2/04/15	(365)
USD	2,967,419	GBP	1,905,000	UBS AG	2/04/15	(889)
USD	2,967,902	GBP	1,905,000	Westpac Banking Corp.	2/04/15	(405)
USD	205,579	ILS	800,000	Deutsche Bank AG	2/04/15	476
USD	308,467	ILS	1,200,000	Goldman Sachs International	2/04/15	813
USD	7,760,071	JPY	927,150,000	BNP Paribas S.A.	2/04/15	17,295
USD	266,963	JPY	32,000,000	Citibank N.A.	2/04/15	(274)
USD	292,002	JPY	35,000,000	HSBC Bank PLC	2/04/15	(288)
USD	7,761,760	JPY	927,150,000	HSBC Bank PLC	2/04/15	18,984
USD	7,760,818	JPY	927,150,000	JPMorgan Chase Bank N.A.	2/04/15	18,042
USD	7,760,656	JPY	927,150,000	Westpac Banking Corp.	2/04/15	17,880
USD	576,932	MXN	8,500,000	JPMorgan Chase Bank N.A.	2/04/15	2,068
USD	723,723	NOK	5,350,000	HSBC Bank PLC	2/04/15	6,637
USD	273,025	NZD	350,000	Westpac Banking Corp.	2/04/15	1,026
USD	1,476,808	SEK	11,400,000	Deutsche Bank AG	2/04/15	14,265
USD	302,412	SGD	400,000	JPMorgan Chase Bank N.A.	2/04/15	711
USD	581,290	THB	19,200,000	Morgan Stanley & Co. International PLC	2/04/15	(1,213)
USD	258,093	ZAR	3,000,000	Deutsche Bank AG	2/04/15	231
USD	2,710,941	GBP	1,700,000	Deutsche Bank AG	2/05/15	62,078
USD	1,351,822	GBP	848,000	Morgan Stanley & Co. International PLC	2/05/15	30,507
AUD	27,326	USD	22,496	HSBC Bank PLC	3/12/15	(302)
AUD	40,000	USD	32,930	HSBC Bank PLC	3/12/15	(442)
AUD	142,000	USD	114,947	HSBC Bank PLC	3/12/15	387
AUD	41,000	USD	33,237	JPMorgan Chase Bank N.A.	3/12/15	64
AUD	584,674	USD	483,876	Westpac Banking Corp.	3/12/15	(8,998)
CAD	119,446	USD	103,271	Goldman Sachs International	3/12/15	(621)
CAD	35,000	USD	30,102	HSBC Bank PLC	3/12/15	(24)
CAD	143,554	USD	124,096	HSBC Bank PLC	3/12/15	(727)
CAD	106,000	USD	91,475	JPMorgan Chase Bank N.A.	3/12/15	(380)
CAD	206,000	USD	176,543	Royal Bank of Canada	3/12/15	491
CAD	249,000	USD	216,347	Royal Bank of Canada	3/12/15	(2,359)
EUR	38,376	USD	47,429	BNP Paribas S.A.	3/12/15	(961)
EUR	54,000	USD	66,281	BNP Paribas S.A.	3/12/15	(896)
EUR	54,572	USD	67,445	BNP Paribas S.A.	3/12/15	(1,367)
EUR	122,863	USD	151,854	Citibank N.A.	3/12/15	(3,086)
EUR	174,713	USD	215,939	Citibank N.A.	3/12/15	(4,389)
EUR	191,880	USD	237,194	Goldman Sachs International	3/12/15	(4,857)
EUR	272,858	USD	337,294	Goldman Sachs International	3/12/15	(6,907)
EUR	55,000	USD	68,123	HSBC Bank PLC	3/12/15	(1,527)
EUR	120,000	USD	148,455	HSBC Bank PLC	3/12/15	(3,154)
EUR	165,000	USD	204,126	HSBC Bank PLC	3/12/15	(4,337)

BLACKROCK FUNDS	DECEMBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	65,000	USD	80,394	JPMorgan Chase Bank N.A.	3/12/15	$(1,690)
EUR	95,000	USD	117,500	JPMorgan Chase Bank N.A.	3/12/15	(2,470)
EUR	191,880	USD	237,196	UBS AG	3/12/15	(4,860)
EUR	272,858	USD	337,298	UBS AG	3/12/15	(6,911)
GBP	23,000	USD	35,681	Deutsche Bank AG	3/12/15	147
GBP	24,000	USD	37,669	Goldman Sachs International	3/12/15	(284)
GBP	22,000	USD	34,287	HSBC Bank PLC	3/12/15	(17)
GBP	22,000	USD	34,353	HSBC Bank PLC	3/12/15	(84)
GBP	25,000	USD	38,845	HSBC Bank PLC	3/12/15	98
GBP	220,000	USD	344,711	HSBC Bank PLC	3/12/15	(2,015)
GBP	388,000	USD	604,776	HSBC Bank PLC	3/12/15	(385)
GBP	20,000	USD	31,348	JPMorgan Chase Bank N.A.	3/12/15	(194)
GBP	22,000	USD	34,566	JPMorgan Chase Bank N.A.	3/12/15	(297)
GBP	43,000	USD	67,334	UBS AG	3/12/15	(352)
GBP	48,000	USD	75,173	UBS AG	3/12/15	(403)
JPY	4,100,000	USD	34,353	Deutsche Bank AG	3/12/15	(102)
JPY	4,000,000	USD	33,467	HSBC Bank PLC	3/12/15	(52)
JPY	20,100,000	USD	172,566	HSBC Bank PLC	3/12/15	(4,652)
JPY	41,600,000	USD	357,151	HSBC Bank PLC	3/12/15	(9,628)
NOK	1,877,000	USD	262,014	BNP Paribas S.A.	3/12/15	(10,679)
NOK	578,000	USD	80,352	Credit Suisse International	3/12/15	(2,957)
NOK	1,691,000	USD	227,979	JPMorgan Chase Bank N.A.	3/12/15	(1,550)
NOK	2,126,000	USD	285,466	JPMorgan Chase Bank N.A.	3/12/15	(790)
NZD	72,000	USD	55,376	HSBC Bank PLC	3/12/15	400
NZD	131,000	USD	101,970	HSBC Bank PLC	3/12/15	(490)
NZD	171,000	USD	130,850	HSBC Bank PLC	3/12/15	1,617
NZD	41,000	USD	31,930	Westpac Banking Corp.	3/12/15	(168)
NZD	45,000	USD	34,929	Westpac Banking Corp.	3/12/15	(69)
NZD	45,000	USD	35,054	Westpac Banking Corp.	3/12/15	(194)
NZD	48,000	USD	37,258	Westpac Banking Corp.	3/12/15	(74)
SEK	888,000	USD	115,212	BNP Paribas S.A.	3/12/15	(1,272)
SEK	1,025,000	USD	134,133	BNP Paribas S.A.	3/12/15	(2,614)
SEK	1,758,000	USD	230,421	BNP Paribas S.A.	3/12/15	(4,850)
SEK	598,000	USD	77,274	JPMorgan Chase Bank N.A.	3/12/15	(544)
SEK	1,118,000	USD	147,262	JPMorgan Chase Bank N.A.	3/12/15	(3,810)
SEK	1,799,000	USD	230,259	JPMorgan Chase Bank N.A.	3/12/15	572
SEK	1,800,000	USD	230,246	JPMorgan Chase Bank N.A.	3/12/15	714
SEK	2,330,000	USD	301,864	JPMorgan Chase Bank N.A.	3/12/15	(2,899)
SEK	1,021,000	USD	133,484	State Street Bank and Trust Co.	3/12/15	(2,479)
USD	34,116	AUD	42,000	Deutsche Bank AG	3/12/15	3
USD	115,345	AUD	142,000	Deutsche Bank AG	3/12/15	11
USD	33,111	AUD	40,000	HSBC Bank PLC	3/12/15	623
USD	33,710	AUD	41,000	HSBC Bank PLC	3/12/15	409
USD	34,510	AUD	42,000	HSBC Bank PLC	3/12/15	397
USD	502,251	AUD	612,000	HSBC Bank PLC	3/12/15	5,178
USD	170,026	CAD	198,000	BNP Paribas S.A.	3/12/15	(133)
USD	102,587	CAD	119,000	Citibank N.A.	3/12/15	320
USD	115,519	CAD	134,000	Citibank N.A.	3/12/15	360
USD	14,517	CAD	16,858	Credit Suisse International	3/12/15	29

12	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,251	CAD	18,873	Credit Suisse International	3/12/15	$33
USD	101,716	CAD	117,000	Goldman Sachs International	3/12/15	1,168
USD	486,019	CAD	556,424	HSBC Bank PLC	3/12/15	7,834
USD	38,725	CAD	45,000	JPMorgan Chase Bank N.A.	3/12/15	53
USD	67,050	CAD	77,000	Royal Bank of Canada	3/12/15	877
USD	122,284	CAD	142,142	Royal Bank of Canada	3/12/15	129
USD	136,896	CAD	159,127	Royal Bank of Canada	3/12/15	144
USD	153,137	CAD	178,000	Royal Bank of Canada	3/12/15	166
USD	165,175	CAD	190,000	UBS AG	3/12/15	1,891
USD	190,909	EUR	157,000	Citibank N.A.	3/12/15	807
USD	402,454	EUR	325,000	Credit Suisse International	3/12/15	8,931
USD	405,221	EUR	328,000	Goldman Sachs International	3/12/15	8,065
USD	1,408,711	EUR	1,145,000	Goldman Sachs International	3/12/15	22,298
USD	53,515	EUR	43,000	HSBC Bank PLC	3/12/15	1,449
USD	66,103	EUR	53,000	HSBC Bank PLC	3/12/15	1,928
USD	76,804	EUR	62,000	HSBC Bank PLC	3/12/15	1,732
USD	86,241	EUR	70,000	HSBC Bank PLC	3/12/15	1,482
USD	102,345	EUR	82,000	HSBC Bank PLC	3/12/15	3,056
USD	272,287	EUR	224,000	HSBC Bank PLC	3/12/15	1,059
USD	337,928	EUR	278,000	HSBC Bank PLC	3/12/15	1,314
USD	396,895	EUR	326,000	HSBC Bank PLC	3/12/15	2,161
USD	599,094	EUR	480,000	HSBC Bank PLC	3/12/15	17,890
USD	47,901	EUR	39,000	UBS AG	3/12/15	679
USD	98,884	EUR	80,000	UBS AG	3/12/15	2,017
USD	411,198	EUR	333,000	UBS AG	3/12/15	7,988
USD	926,642	EUR	753,000	UBS AG	3/12/15	14,879
USD	439,027	GBP	283,000	Deutsche Bank AG	3/12/15	(1,804)
USD	210,317	GBP	134,000	Goldman Sachs International	3/12/15	1,584
USD	38,946	GBP	25,000	HSBC Bank PLC	3/12/15	4
USD	113,785	GBP	73,000	HSBC Bank PLC	3/12/15	73
USD	681,587	GBP	435,000	HSBC Bank PLC	3/12/15	3,985
USD	1,761,331	GBP	1,130,000	HSBC Bank PLC	3/12/15	1,122
USD	211,600	GBP	135,000	JPMorgan Chase Bank N.A.	3/12/15	1,310
USD	20,345	GBP	13,000	Westpac Banking Corp.	3/12/15	95
USD	68,859	GBP	44,000	Westpac Banking Corp.	3/12/15	320
USD	32,417	JPY	3,900,000	BNP Paribas S.A.	3/12/15	(164)
USD	113,043	JPY	13,600,000	BNP Paribas S.A.	3/12/15	(571)
USD	87,030	JPY	10,200,000	HSBC Bank PLC	3/12/15	1,820
USD	191,601	JPY	22,900,000	HSBC Bank PLC	3/12/15	296
USD	32,681	JPY	3,900,000	JPMorgan Chase Bank N.A.	3/12/15	101
USD	34,609	JPY	4,100,000	JPMorgan Chase Bank N.A.	3/12/15	358
USD	35,195	JPY	4,200,000	JPMorgan Chase Bank N.A.	3/12/15	109
USD	75,971	JPY	9,000,000	JPMorgan Chase Bank N.A.	3/12/15	786
USD	340,590	MYR	1,200,000	HSBC Bank PLC	3/12/15	(603)
USD	127,866	NOK	916,000	BNP Paribas S.A.	3/12/15	5,212
USD	67,410	NOK	500,000	JPMorgan Chase Bank N.A.	3/12/15	458
USD	102,453	NOK	760,000	JPMorgan Chase Bank N.A.	3/12/15	688
USD	82,017	NOK	611,000	UBS AG	3/12/15	203
USD	69,943	NZD	91,000	HSBC Bank PLC	3/12/15	(552)

BLACKROCK FUNDS	DECEMBER 31, 2014	13

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Forward foreign currency exchange contracts outstanding as of December 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	192,265	NZD	247,000	HSBC Bank PLC	3/12/15	$923
USD	112,922	NZD	145,000	Westpac Banking Corp.	3/12/15	596
USD	112,951	NZD	145,000	Westpac Banking Corp.	3/12/15	625
USD	131,954	NZD	170,000	Westpac Banking Corp.	3/12/15	262
USD	135,059	NZD	174,000	Westpac Banking Corp.	3/12/15	268
USD	328,581	NZD	430,001	Westpac Banking Corp.	3/12/15	(4,524)
USD	34,116	SEK	258,000	Barclays Bank PLC	3/12/15	1,012
USD	17,666	SEK	135,000	BNP Paribas S.A.	3/12/15	344
USD	34,133	SEK	257,000	BNP Paribas S.A.	3/12/15	1,157
USD	35,127	SEK	268,000	BNP Paribas S.A.	3/12/15	739
USD	172,128	SEK	1,296,000	BNP Paribas S.A.	3/12/15	5,836
USD	114,332	SEK	867,000	Credit Suisse International	3/12/15	3,086
USD	33,909	SEK	255,000	JPMorgan Chase Bank N.A.	3/12/15	1,190
USD	37,645	SEK	284,000	JPMorgan Chase Bank N.A.	3/12/15	1,205
USD	52,989	SEK	414,000	JPMorgan Chase Bank N.A.	3/12/15	(132)
USD	53,084	SEK	415,000	JPMorgan Chase Bank N.A.	3/12/15	(165)
USD	71,433	SEK	557,000	JPMorgan Chase Bank N.A.	3/12/15	(36)
USD	100,405	SEK	775,000	JPMorgan Chase Bank N.A.	3/12/15	964
USD	137,111	SEK	1,058,000	JPMorgan Chase Bank N.A.	3/12/15	1,358
USD	172,870	SEK	1,300,000	JPMorgan Chase Bank N.A.	3/12/15	6,066
USD	17,258	SEK	132,000	State Street Bank and Trust Co.	3/12/15	320
USD	260,535	TRY	600,000	HSBC Bank PLC	3/12/15	7,553
USD	75,022,065	EUR	61,543,740	Citibank N.A.	3/23/15	494,958
Total						$3,275,410

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.17%[1]	3-month LIBOR	Chicago Mercantile	3/31/15[2]	10/31/21	USD	5,710	$(29,561)
2.17%[1]	3-month LIBOR	Chicago Mercantile	3/31/15[2]	10/31/21	USD	4,890	(25,011)
0.97%[3]	6-month EURIBOR	Chicago Mercantile	N/A	8/15/23	EUR	1,290	38,057
0.99%[3]	6-month EURIBOR	Chicago Mercantile	N/A	8/15/23	EUR	1,080	33,887
Total							$17,372

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
TAIEX Futures
Contracts January		Deutsche Bank
2015	TWD 1,418,783,813[1]	AG	1/21/15	787	$1,330,472	—	$1,330,472

[1]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and

14	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Managed Volatility Portfolio

derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,701,022	—	$3,701,022
Common Stocks	$17,744,462	114,273,460	$9,024	132,026,946
Corporate Bonds	—	63,975,825	—	63,975,825
Foreign Agency Obligations	—	13,666,149	—	13,666,149
Foreign Government Obligations	—	82,247,331	—	82,247,331
Investment Companies	103,868,094	—	—	103,868,094
Non-Agency Mortgage-Backed Securities	—	1,548,557	—	1,548,557
U.S. Government Sponsored Agency Securities	—	25,408,079	—	25,408,079
U.S. Treasury Obligations	—	12,655,866	—	12,655,866
Short-Term Securities	301,796,429	—	—	301,796,429

Total	$423,408,985	$317,476,289	$9,024	$740,894,298

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$522,561	$1,330,472	—	$1,853,033
Foreign currency exchange contracts	696,592	3,849,592	—	4,546,184
Interest rate contracts	420,458	71,944	—	492,402
Liabilities:
Equity contracts	(1,851,809)	—	—	(1,851,809)
Foreign currency exchange contracts	—	(574,182)	—	(574,182)
Interest rate contracts	(314,170)	(54,572)	—	(368,742)

Total	$(526,368)	$4,623,254	—	$4,096,886

[1]    Derivative financial instruments are swaps, financial futures contract and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$8,469,000	—	—	$8,469,000
Cash pledged for centrally cleared swaps	225,000	—	—	225,000
Foreign currency at value	4,755,671	—	—	4,755,671
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,500,000)	—	(1,500,000)
Bank overdraft	—	(342,887)	—	(342,887)

Total	$13,449,671	$(1,842,887)	—	$11,606,784

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2014	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 23, 2015